                                                                                                      OMB APPROVAL
                                                       UNITED STATES                                  ------------
                                            SECURITIES AND EXCHANGE COMMISSION                  OMB Number:     3235-0336
                                                  WASHINGTON, D.C. 20549                        Expires:   March 31, 2008
                                                                                                Estimated average burden
                                                                                                hours per response 1312.9

                                                        FORM N-14

                                 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



 [X] Pre-Effective Amendment No._2_                                        [   ] Post-Effective Amendment No. ___

                                                      (Check appropriate box or boxes)


--------------------------------------------------------------------------------------------------------------------------

Exact Name of Registrant as Specified in Charter:                    Area Code and Telephone Number:
Allianz Variable Insurance Products Trust                            763-765-6500
--------------------------------------------------------------------------------------------------------------------------

Address of Principal Executive Offices: (Number, Street, City, State, Zip Code)
5701 Golden Hills Drive, Minneapolis, MN 55416-1297
--------------------------------------------------------------------------------------------------------------------------

Name and Address of Agent for Service:                               Approximate Date of Proposed Public Offering:


H. Bernt von Ohlen, Esq.                                             As soon as practicable after the effective date of
5701 Golden Hills Drive, Minneapolis, MN 55416-1297                  the Registration Statement.


With a copy to:

Michael J. Radmer, Esq.
Dorsey & Whitney LLP
50 South Sixth Street
Minneapolis, MN  55402

--------------------------------------------------------------------------------------------------------------------------
(Number and Street)   (City)   (State)   (Zip Code)
--------------------------------------------------------------------------------------------------------------------------


Calculation of Registration Fee under the Securities Act of 1933:
--------------------------------------------------------------------------------------------------------------------------
       Title of                                       Proposed              Proposed
      Securities                                      Maximum                Maximum                  Amount of
         Being               Amount Being          Offering Price           Aggregate               Registration
      Registered              Registered              per Unit           Offering Price                  Fee
--------------------------------------------------------------------------------------------------------------------------
                                                                                              No filing fee is due because
                                                                                             of reliance on Section 24(f)
  Shares of Beneficial                                                                        of the Investment Company
       Interest                                                                                      Act of 1940
--------------------------------------------------------------------------------------------------------------------------


[If the registration statement is filed pursuant to Rule 488, include the following information:]

--------------------------------------------------------------------------------
It is proposed that this filing will become effective on ___ (date)
pursuant to Rule 488.
--------------------------------------------------------------------------------

                    ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                           AZL(SM) AIM Basic Value Fund
                     AZL(SM) Van Kampen Aggressive Growth Fund
                           AZL(SM) OCC Renaissance Fund
                     AZL(SM) Van Kampen Strategic Growth Fund

                             5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

Dear Allianz Life and Allianz Life of NY Variable Annuity Contract or Variable Life Insurance Policy Owner:

The Board of Trustees of the mutual funds listed above (each, an "Acquired Fund"), each of which is a series of the Allianz Variable Insurance Products Trust (the "VIP Trust"), is pleased to submit a proposal to reorganize each Acquired Fund into a comparable mutual fund (an "Acquiring Fund") that is another series of the VIP Trust.

As the owner of a variable annuity contract or a variable life insurance policy issued by Allianz Life Insurance Company of North America or Allianz Life Insurance Company of New York, you are an indirect participant in one or more of the Acquired Funds. Accordingly, we ask that you indicate whether you approve or disapprove of the proposed reorganizations with respect to the Acquired Fund or Acquired Funds in which you participate by submitting instructions on how to vote the shares that you own beneficially by phone, internet, or mail.

The proposed reorganizations are being undertaken primarily for two reasons:

|X| To reduce fees for contract holders, and |X| To provide further economies of scale.

THE BOARD OF TRUSTEES OF THE VIP TRUST BELIEVES THAT THE TRANSACTIONS ARE IN THE BEST INTEREST OF EACH ACQUIRED FUND AND ITS SHAREHOLDERS, AND UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THEIR APPROVAL.

 The Board considered various factors in reviewing the proposed reorganizations on behalf of Acquired Fund shareholders, including, but not limited to, the following:
|X| The continuity of investments between each Acquired fund and its corresponding Acquiring Fund.
|X| The expectation that the reorganizations will reduce expense ratios for the Funds and achieve other economies of scale.
|X|  Historical performance of the Funds.
|X|  The expectation that the reorganizations will be tax-free.

If the proposal is approved, each Acquiring Fund will acquire all of the assets of its corresponding Acquired Fund in exchange for newly issued shares of the corresponding Acquiring Fund. These Acquiring Fund shares in turn will be distributed proportionately to Acquired Fund shareholders in complete liquidation of the Acquired Fund. In order to accomplish the proposed reorganizations, the Board of Trustees of the Acquired Funds submits for your approval an Agreement and Plan of Reorganization that relates to your Acquired Fund or Funds.

Whether or not you plan to attend the meeting, please review the enclosed voting instruction form(s). You may submit your instructions on voting the shares that you beneficially own by phone, internet, or mail. If you are a contract owner with respect to more than one Acquired Fund, you will receive more than one voting instruction form and will need to vote your shares of each Acquired Fund. Following this letter is a Q&A summarizing the reorganizations and information on how to vote your shares. Please read the entire proxy statement/prospectus carefully before you vote.

Thank you for your prompt attention to this important matter.

                                   Sincerely,

                                    Jeffrey W. Kletti
                                    President

                    ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                         PROXY STATEMENT/PROSPECTUS Q&A

July 31, 2007

HERE IS A BRIEF OVERVIEW OF THE CHANGES BEING RECOMMENDED FOR YOUR AZL FUND OR FUNDS. WE ENCOURAGE YOU TO READ THE FULL TEXT OF THE ENCLOSED PROXY STATEMENT/PROSPECTUS.

Q:   WHY ARE THE REORGANIZATIONS BEING PROPOSED?
     The reorganizations are being proposed primarily in an effort to reduce operating expenses for some of the funds available to owners of variable annuity contracts or variable life insurance policies issued by Allianz Life Insurance Company of North America or Allianz Life Insurance Company of New York and to provide further economies of scale.

     Your Board of Trustees has determined that the reorganizations are in the best interests of the Acquired Funds' shareholders and recommends that you vote FOR the Reorganization(s).

Q: WILL THE EXPENSES OF THE FUND OR FUNDS IN WHICH I PARTICIPATE INCREASE AS A RESULT OF THE REORGANIZATIONS?
     For at least the first year after the Reorganizations, the total expense ratio for each of the Acquiring Funds is expected to be lower than the total expense ratio for the corresponding Acquired Funds prior to the Reorganization. In the case of the OCC Renaissance Fund and the OCC Value Fund, the expected reduction in total expense ratio will be due in part to a voluntary reduction in the management fee on the Acquiring Fund that will begin when the Reorganization takes effect.

Q:   WHO IS PAYING THE COSTS OF THE SHAREHOLDER MEETING AND THIS PROXY
     SOLICITATION?
     The Acquired Funds will bear these costs.

Q:   WILL I INCUR TAXES AS A RESULT OF THE REORGANIZATIONS?
     The Reorganizations are expected to be tax-free.

Q:   IF APPROVED, WHEN WILL THE REORGANIZATIONS HAPPEN?
     If shareholders approve the Reorganizations, they will take place shortly after the shareholder meeting.

Q:   IS THERE ANYTHING I NEED TO DO TO CONVERT MY SHARES?
     No. Upon shareholder approval of the Reorganizations the Acquired Fund shares that serve as funding vehicles for benefits under your variable annuity or variable life contract automatically will be exchanged for shares of the corresponding Acquiring Fund. The total value of the Acquiring Fund shares that a shareholder receives in the Reorganization will be the same as the total value of the Acquired Fund shares held by the shareholder immediately before the Reorganization.

Q:   HOW DOES THE BOARD RECOMMEND THAT I VOTE?
     After careful consideration, the Board recommends that you vote FOR the Reorganization.

Q:   HOW AND WHEN DO I VOTE?
     You can vote in one of four ways:
     -    By mail with the enclosed voting instruction form
     -    By telephone
     -    By web site
     -    In person at the meeting

     Please refer to the enclosed voting instruction form for the telephone number and internet address. Please vote as soon as possible by following the instructions on the voting instruction form.

Q:   WHOM SHOULD I CALL IF I HAVE QUESTIONS?
     If you have questions about any of the proposals described in the proxy statement or about voting procedures, please call toll free at 1-800-950-5872 ext. 35857.

                    ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                             5701 GOLDEN HILLS DRIVE
                        MINNEAPOLIS, MINNESOTA 55416-1297

                   NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD SEPTEMBER 19, 2007



                           AZL(SM) AIM BASIC VALUE FUND
                           AZL(SM) OCC RENAISSANCE FUND
                     AZL(SM) VAN KAMPEN AGGRESSIVE GROWTH FUND
                         AZL(SM) VAN KAMPEN STRATEGIC GROWTH FUND
                     (formerly AZL Van Kampen Emerging Growth Fund)


A special meeting of the shareholders of each of the mutual funds listed above (each, an "Acquired Fund") will be held at 10:00 a.m. on September 19, 2007, at Allianz Life Insurance Company of North America, 5701 Golden Hills Drive, Golden Valley, Minnesota. At the meeting, shareholders will consider the following proposals:

- To approve an Agreement and Plan of Reorganization (the "Plan") between each Acquired Fund, each of which is a series of the Allianz Variable Insurance Products Trust (the "VIP Trust"), and another comparable mutual fund (each an "Acquiring Fund"), which is another series of the VIP Trust. Under the Plan, the applicable Acquiring Fund would acquire all of the assets and assume all of the liabilities of the corresponding Acquired Fund in exchange for shares of the Acquiring Fund, which will be distributed proportionately to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, and the assumption of the Acquired Fund's liabilities.
- Other business as may properly come before the meeting, or any adjournment of the meeting.

The Acquired Funds issue and sell their shares to Allianz Life Variable Account A and Allianz Life Variable Account B, which are separate accounts of Allianz Life Insurance Company of North America ("Allianz Life"), and to Allianz Life of NY Variable Account C, which is a separate account of Allianz Life Insurance Company of New York ("Allianz Life of NY"). Allianz Life Variable Account A, Allianz Life Variable Account B, and Allianz Life of NY Variable Account C are referred to together as the "separate accounts." The separate accounts hold shares of mutual funds, including the Acquired Funds, which serve as funding vehicles for benefits under variable annuity contracts and variable life insurance contracts issued by Allianz Life and Allianz Life of NY. As the owners of the assets held in the separate accounts, Allianz Life and Allianz Life of NY are the sole shareholders of the Acquired Funds and are entitled to vote all of the shares of each Acquired Fund. However, Allianz Life and Allianz Life of NY will vote outstanding shares of the Acquired Funds in accordance with instructions given by the owners of the annuity and life insurance contracts for which the Funds serve as funding vehicles. This Notice is being delivered to annuity and life insurance contract holders who, by virtue of their ownership of the contracts, beneficially owned shares of one or more of the Acquired Funds on the record date, so that they may instruct Allianz Life and Allianz Life of NY how to vote the shares of the Acquired Fund(s) underlying their contracts.

Shareholders of record at the close of business on August 3, 2007 (the "Record Date"), are entitled to vote at the meeting.



                                              By order of the Board of Directors

                                                    Michael J. Radmer, Secretary

July 31, 2007



                        YOU CAN VOTE QUICKLY AND EASILY.

   PLEASE FOLLOW THE INSTRUCTIONS ON THE ENCLOSED VOTING INSTRUCTION FORM(S).

                   PROXY STATEMENT/PROSPECTUS -- JULY 31, 2007
---------------------------------------- ---------------------------------------
            ACQUIRED FUNDS                           ACQUIRING FUNDS
---------------------------------------- ---------------------------------------
      AZL(SM) AIM Basic Value Fund           AZL(SM) Van Kampen Comstock Fund
       ("AIM Basic Value Fund")                    ("VK Comstock Fund")
---------------------------------------- ---------------------------------------
      AZL(SM) OCC Renaissance Fund                   AZL(SM) OCC Value Fund
       ("OCC Renaissance Fund")                     ("OCC Value Fund")
---------------------------------------- ---------------------------------------
AZL(SM) Van Kampen Aggressive            AZL(SM) Van Kampen Mid Cap Growth Fund
Growth Fund
     ("VK Aggressive Growth Fund")             ("VK Mid Cap Growth Fund")
---------------------------------------- ---------------------------------------
AZL(SM) Van Kampen Strategic Growth Fund  AZL(SM) Dreyfus Founders Equity
  ("VK Strategic Growth Fund")            Growth Fund
                                         ("Dreyfus Founders Equity Growth Fund")
---------------------------------------- ---------------------------------------
This proxy statement/prospectus describesa proposed Agreement and Plan of Reorganization (the "Plan") pursuant to which the shares of four mutual funds, one or more of which currently serve as funding vehicles for your variable annuity or variable life insurance contract, (each, an "Acquired Fund") would be exchanged for shares of a comparable mutual fund (each, an "Acquiring Fund"). Both the Acquiring Funds and the Acquired Funds, which are sometimes referred to individually as a "Fund" and collectively as the "Funds," are named above. All of the Funds are series of the Allianz Variable Insurance Products Trust (the "VIP Trust"). The address of the Funds is 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. The phone number of the Funds is 877-833-7113.


THE BOARD OF TRUSTEES OF THE VIP TRUST UNANIMOUSLY RECOMMENDS APPROVAL OF THE PLAN.

THESE SECURITIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR AN AFFILIATE OF ANY BANK, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), OR ANY OTHER AGENCY OF THE UNITED STATES, OR ANY BANK OR AN AFFILIATE OF ANY BANK; AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF VALUE.

As with all mutual funds, the Securities and Exchange Commission (the "SEC") has not approved or disapproved these securities or passed on the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


Each of the Funds is subject to the information requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 (the "1940 Act") and files reports, proxy materials and other information with the SEC. These reports, proxy materials, and other information can be inspected and copied at the Public Reference Room maintained by the SEC. Copies may be obtained, after paying a duplicating fee, by electronic request at http://www.publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. In addition, copies of these documents may be viewed on-line or downloaded from the SEC's Web site at http://www.sec.gov.


You should retain this proxy statement/prospectus for future reference. It sets forth concisely the information about each Acquiring Fund that a prospective investor should know before investing. Additional information is set forth in the Statement of Additional Information dated July 31, 2007, relating to this proxy statement/prospectus. A current prospectus for the Acquiring Funds, which gives a detailed description of the Acquiring Funds' policies, strategies, and restrictions, accompanies this proxy statement/prospectus.


This proxy statement/prospectus was first mailed to contract holders during the week of August 6, 2007.


WHERE TO GET MORE INFORMATION
Fund Reports:                The Acquiring Funds:                                      The Acquired Funds:
---------------------------- --------------------------------------------------------- -------------------------------------
Most recent prospectus,      Accompanying, and incorporated by reference into, this    Incorporated by reference into this
dated May 1, 2007.           proxy statement/prospectus.                               proxy statement/prospectus. For a
                                                                                       copy at no charge, call toll free
                                                                                       877-833-7113 or write to the
                                                                                       address given below this table.
---------------------------- --------------------------------------------------------- -------------------------------------
Most recent annual report,   For a complete copy at no charge, call toll-free
for the period ended         877-833-7113 or write to the address given below this
December 31, 2006.           table.
---------------------------- --------------------------------------------------------- -------------------------------------


This Proxy Statement/Prospectus:
----------------------------------------------- ----------------------------------------------------------------------------
Statement of Additional Information dated the   Incorporated by reference into this proxy statement/prospectus.  For a
same date as this proxy statement/prospectus.   copy at no charge, call toll-free 1-800-950-5872 ext. 35857 or write to
This document contains information about both   Allianz VIP Trust, Advisory Management, A 3-825, 5701 Golden Hills Drive,
the Acquired Funds and the Acquiring Funds.     Minneapolis, MN 55416.
----------------------------------------------- ----------------------------------------------------------------------------
To ask questions about this proxy               Call toll free 1-800-950-5872 ext. 35857 or write to: Allianz VIP Trust,
statement/prospectus.                           Advisory Management, A 3-825, 5701 Golden Hills Drive, Minneapolis, MN
                                                55416.
----------------------------------------------- ----------------------------------------------------------------------------
Address:  Allianz Variable Insurance Products Trust, 3435 Stelzer Road, Columbus, Ohio 43219.

--------------------------------------------------------------------------------
ABOUT THE ACQUIRED AND ACQUIRING FUNDS

The Acquired Funds issue and sell their shares to separate accounts of Allianz Life Insurance Company of North America ("Allianz Life") and Allianz Life Insurance Company of New York ("Allianz Life of NY"). These separate accounts hold shares of mutual funds, including the Acquired Funds, which serve as funding vehicles for benefits under variable annuity contracts or variable life insurance contracts issued by Allianz Life and Allianz Life of NY. Each separate account has subaccounts that invest in the Acquired Funds and certain other mutual funds. Owners of the variable annuity and variable life insurance contracts issued by Allianz Life and Allianz Life of NY ("contract holders") allocate the value of their contracts among these subaccounts. As the owners of the assets held in the separate accounts, Allianz Life and Allianz Life of NY are the sole shareholders of the Acquired Funds and are entitled to vote all of the shares of each Acquired Fund. However, Allianz Life and Allianz Life of NY will vote outstanding shares of the Acquired Funds in accordance with instructions given by the owners of the annuity and life insurance contracts who are eligible to vote at the meeting.

Each Acquired Fund and each Acquiring Fund is a diversified portfolio of securities of an open-end management investment company. If the Plan is approved with respect to your Acquired Fund, the shares of the corresponding Acquiring Fund will be distributed proportionately by the Acquired Fund to the holders of its shares in complete liquidation of the Acquired Fund. As a result of the Plan, each Acquired Fund shareholder would become the owner of Acquiring Fund shares having a total net asset value equal to the total net asset value of that shareholder's holdings in the Acquired Fund.

The following information summarizes the proposed reorganizations of the Acquired Funds into the Acquiring Funds (each, a "Reorganization" and together, the "Reorganizations").


--------------------------------------------------------------------------------
HOW THE REORGANIZATIONS WILL WORK

o Each Acquired Fund will transfer all of its assets to the corresponding Acquiring Fund. The Acquiring Fund will assume the Acquired Fund's liabilities.
o Each Acquiring Fund will issue shares of beneficial interest to the corresponding Acquired Fund in an amount equal to the value of the assets that it receives from the Acquired Fund, less the liabilities it assumes. These shares will be distributed to the Acquired Fund's shareholders (the separate accounts) in proportion to their holdings in the Acquired Fund. The value of your interest in the subaccount investing in a given Acquiring Fund immediately following the Reorganization will equal the value of your interest in the subaccount that invested in the corresponding Acquired Fund immediately before the Reorganization. You will not pay any sales charge in connection with this distribution of shares. If you already have an Acquiring Fund account, shares distributed in the Reorganization will be added to that account. As a result, when average cost is calculated for income tax purposes, the cost of the shares in the two accounts you owned will be combined.


--------------------------------------------------------------------------------
FUND INVESTMENT OBJECTIVES

The following table presents the investment objectives for each of the Funds.

----------------------------- ----------------------------- ----------------------------- -----------------------------
ACQUIRED FUND                  INVESTMENT OBJECTIVE             ACQUIRING FUND             INVESTMENT OBJECTIVE
----------------------------- ----------------------------- ----------------------------- -----------------------------
   AIM BASIC VALUE FUND       Long-term growth of capital         VK COMSTOCK FUND         Capital growth and income
----------------------------- ----------------------------- ----------------------------- -----------------------------
   OCC RENAISSANCE FUND       Long-term growth of capital          OCC VALUE FUND         Long-term growth of capital
                                       and income                                                  and income
----------------------------- ----------------------------- ----------------------------- -----------------------------
VK AGGRESSIVE GROWTH FUND            Capital growth            VK MID CAP GROWTH FUND            Capital growth
----------------------------- ----------------------------- ----------------------------- -----------------------------
 VK STRATEGIC GROWTH FUND          Long-term capital          DREYFUS FOUNDERS EQUITY     Long-term growth of capital
                                      appreciation                  GROWTH FUND                    and income
----------------------------- ----------------------------- ----------------------------- -----------------------------

                                       2
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust * Proxy Statement/Prospectus *
                            July 31, 2007
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS


SECTION A -- PROPOSAL..........................................................4
   PROPOSAL:  APPROVE OR REJECT THE AGREEMENT AND PLAN OF REORGANIZATION.......4
      SUMMARY..................................................................4
         HOW THE REORGANIZATIONS WILL WORK.....................................4
         COMPARISON OF THE ACQUIRED FUNDS AND THE ACQUIRING FUNDS..............5
         COMPARISON OF INVESTMENT OBJECTIVES...................................5
         COMPARISON OF INVESTMENT STRATEGIES...................................5
         COMPARISON OF INVESTMENT POLICIES....................................10
         RISK FACTORS.........................................................12
         PERFORMANCE..........................................................16
         TAX CONSEQUENCES.....................................................24
   FEES AND EXPENSES..........................................................25
   THE REORGANIZATIONS........................................................28
      TERMS OF THE REORGANIZATIONS............................................28
      CONDITIONS TO CLOSING THE REORGANIZATIONS...............................28
      TERMINATION OF THE PLAN.................................................28
      TAX STATUS OF THE REORGANIZATIONS.......................................28
      REASONS FOR THE PROPOSED REORGANIZATIONS AND BOARD DELIBERATIONS........29
      BOARDS' DETERMINATIONS..................................................31
      RECOMMENDATION AND VOTE REQUIRED........................................32
SECTION B -- PROXY VOTING AND SHAREHOLDER MEETING INFORMATION.................33
SECTION C -- CAPITALIZATION, OWNERSHIP OF FUND SHARES AND
             OTHER FUND INFORMATION...........................................34
EXHIBIT A -- FORM OF AGREEMENT AND PLAN OF REORGANIZATION....................A-1


The prospectus for the Acquiring Funds accompanies this proxy statement/prospectus.


                                       3
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust * Proxy Statement/Prospectus *
                            July 31, 2007
--------------------------------------------------------------------------------

SECTION A -- PROPOSAL


--------------------------------------------------------------------------------
PROPOSAL:  APPROVE OR REJECT THE AGREEMENT AND PLAN OF REORGANIZATION



SUMMARY
This proxy statement/prospectus is being used by the Acquired Funds to solicit proxies to vote at a meeting of shareholders. Shareholders will consider a proposal to approve the Plan providing for the reorganization of the Acquired Funds into the Acquiring Funds (each, a "Reorganization" and together, the "Reorganizations"). A form of the Agreement and Plan of Reorganization is included in Exhibit A.

The following is a summary. More complete information appears later in this proxy statement/prospectus. You should read the entire proxy statement/prospectus and the exhibits because they contain details that are not in the summary.


HOW THE REORGANIZATIONS WILL WORK
The following table shows the names of each Acquired Fund and the corresponding Acquiring Fund into which it will be merged.

------------------------------ ---------------------------------------
      ACQUIRED FUNDS                         ACQUIRING FUNDS
------------------------------ ---------------------------------------
   AIM Basic Value Fund                      VK Comstock Fund
------------------------------ ---------------------------------------
   OCC Renaissance Fund                       OCC Value Fund
------------------------------ ---------------------------------------
VK Aggressive Growth Fund                 VK Mid Cap Growth Fund
------------------------------ ---------------------------------------
 VK Strategic Growth Fund          Dreyfus Founders Equity Growth Fund
------------------------------ ---------------------------------------

o Each Acquired Fund will transfer all of its assets to the corresponding Acquiring Fund. The Acquiring Fund will assume the Acquired Fund's liabilities.
o Each Acquiring Fund will issue shares of beneficial interest in an amount equal to the value of the assets that it receives from the corresponding Acquired Fund, less the liabilities it assumes. These shares will be distributed to the Acquired Fund's shareholders (the separate accounts) in proportion to their holdings in the Acquired Fund. The value of your interest in the subaccount investing in a given Acquiring Fund immediately following the Reorganization will equal the value of your interest in the subaccount that invested in the corresponding Acquired Fund immediately before the Reorganization.
o As part of the Reorganization, systematic transactions (such as bank authorizations and systematic payouts) currently set up for your Acquired Fund account will be transferred to your new Acquiring Fund account. If you do not want your systematic transactions to continue, please contact your financial representative to make changes.
o Neither the Acquired Funds nor the contract owners whose contract values are allocated to subaccounts investing in any Acquired Fund will pay any sales charge in connection with the Reorganization.
o After the Reorganization has been completed, contract values that were allocated to subaccounts investing in each Acquired Fund will be allocated to subaccounts investing in the corresponding Acquiring Fund. The Acquired Fund will be terminated.


                                       4
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust * Proxy Statement/Prospectus *
                            July 31, 2007
--------------------------------------------------------------------------------

COMPARISON OF THE ACQUIRED FUNDS AND THE ACQUIRING FUNDS Both the Acquired Funds and the Acquiring Funds:
o Are outstanding series of an open-end management investment company organized as a Delaware statutory trust.
o Have Allianz Life Advisers, LLC (the "Manager") as their investment adviser.
o Have the same policies for buying and selling shares and the same exchange rights.
o    Have the same distribution policies.
o Are available only to owners of variable annuity or variable life insurance contracts who allocate contract value to a subaccount that invests in a Fund.


COMPARISON OF INVESTMENT OBJECTIVES
The following table presents the investment objectives for the Funds.

------------------------------- ----------------------------- ----------------------------- -----------------------------
        ACQUIRED FUND               INVESTMENT OBJECTIVE             ACQUIRING FUND             INVESTMENT OBJECTIVE
------------------------------- ----------------------------- ----------------------------- -----------------------------
     AIM BASIC VALUE FUND       Long-term growth of capital         VK COMSTOCK FUND         Capital growth and income
------------------------------- ----------------------------- ----------------------------- -----------------------------
     OCC RENAISSANCE FUND       Long-term growth of capital          OCC VALUE FUND         Long-term growth of capital
                                         and income                                                  and income
------------------------------- ----------------------------- ----------------------------- -----------------------------
  VK AGGRESSIVE GROWTH FUND            Capital growth            VK MID CAP GROWTH FUND            Capital growth
------------------------------- ----------------------------- ----------------------------- -----------------------------
   VK STRATEGIC GROWTH FUND          Long-term capital          DREYFUS FOUNDERS EQUITY     Long-term growth of capital
                                        appreciation                  GROWTH FUND                    and income
------------------------------- ----------------------------- ----------------------------- -----------------------------

COMPARISON OF INVESTMENT STRATEGIES
AIM BASIC VALUE FUND (ACQUIRED FUND) AND VK COMSTOCK FUND (ACQUIRING FUND)

Both Funds are large cap value funds. By policy, VK Comstock Fund may invest in the equity securities of any size. AIM Basic Value Fund may invest up to 35% of its total assets in equity securities of U.S. issuers with market capitalizations of less than $500 million and in investment grade debt securities, U.S. government securities, and high-quality money market instruments. Both Funds are permitted to invest up to 25% of total assets in foreign securities. In addition, VK Comstock Fund may invest up to 10% of its total assets in real estate investment trusts (REITs). The Acquired Fund is subadvised by AIM Capital Management, Inc., and the Acquiring Fund is subadvised by Van Kampen Asset Management.

Detailed strategies for the Acquired Fund and the Acquiring Fund are set forth below:

AIM BASIC VALUE FUND (ACQUIRED FUND)

The Fund seeks to meet its investment objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the Subadviser believes to be undervalued in relation to long-term earning power or other factors.

The Fund may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers. The Fund may also invest up to 25% of its total assets in foreign securities.

In selecting investments, the Subadviser seeks to identify those companies whose prospects and growth potential are undervalued by investors and that provide the potential for attractive returns. The Subadviser allocates investments among fixed-income securities based on its views as to the best values then available in the marketplace. The Subadviser considers whether to sell a particular security when any of these factors materially changes.


                                       5
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust * Proxy Statement/Prospectus *
                            July 31, 2007
--------------------------------------------------------------------------------

VK COMSTOCK FUND (ACQUIRING FUND)

In pursuit of its investment objective, the Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks. In selecting securities for investment, the Fund focuses primarily on the security's potential for capital growth and income.

The Fund emphasizes a "value" style of investing in seeking well-established, undervalued companies. The Fund's Subadviser generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The Fund may invest in issuers of small-, medium- or large-capitalization companies.

The Fund may dispose of a security whenever, in the opinion of the Fund's Subadviser, factors indicate it is desirable to do so. Such factors include changes in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, change in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.

The Fund may invest up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The Fund may purchase or sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes. The Fund may invest up to 10% of its total assets in real estate investment trusts (REITs).

BOTH FUNDS:

For temporary defensive purposes, or when cash is temporarily available, the Funds may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Funds invest substantially in such instruments, they may not be pursuing their principal investment strategies and may not achieve their respective investment objectives.


OCC RENAISSANCE FUND (ACQUIRED FUND) AND OCC VALUE FUND (ACQUIRING FUND)

Both Funds are value funds, but they differ in the size of companies in which they typically invest. Although it may invest in companies of any size, the OCC Renaissance Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, while the OCC Value Fund invests primarily in common stocks of companies with market capitalizations greater than $5 billion. At the close of business on December 31, 2006, the median weighted market capitalizations of the OCC Renaissance Fund and the OCC Value Fund were $6.7 billion, and $38.9 billion respectively. The OCC Renaissance Fund may invest more of its total assets in foreign securities, up to 25%, than the OCC Value Fund, which may invest up to 15%, and both Funds may invest without limit in American Depositary Receipts (ADRs). Both Funds may use foreign currency exchange contracts, options, stock index futures contracts, or other derivative instruments and both Funds may engage in frequent trading. Both the Acquired Fund and the Acquiring Fund are subadvised by Oppenheimer Capital LLC, an affiliate of the Manager.

Detailed strategies for the Acquired Fund and the Acquiring Fund are set forth below:

OCC RENAISSANCE FUND (ACQUIRED FUND):

The Fund seeks to achieve its investment objective by investing under normal conditions at least 65% of its assets in common stocks of companies that the Subadviser believes are trading at prices below their intrinsic values and whose business fundamentals are expected to improve. Intrinsic value refers to the value placed on a company by the Subadviser consistent with its expectation of longer term economic earnings and cash flows. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in stocks that the Subadviser expects will generate income (for example, by paying dividends). The Fund may focus its investments in a relatively small number of issuers, industries, or regions, or, depending upon market conditions, may invest more heavily in certain sectors.

The Subadviser selects stocks for the Fund using a "value" style. The Subadviser determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The Subadviser analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The Subadviser may sell a stock when it believes that the company's business fundamentals are weakening, when the stock's valuation has become excessive, or when another investment opportunity is deemed more attractive.

                                       6
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The Allianz Variable Insurance Products Trust * Proxy Statement/Prospectus *
                            July 31, 2007
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

The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 25% of its total assets in foreign securities, except that it may invest without limit in ADRs and may invest up to 20% of its assets in real estate investment trusts (REITs). The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, or other derivative instruments.

The Fund may engage in active and frequent trading in order to achieve its investment objectives.

OCC VALUE FUND (ACQUIRING FUND)

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in common stocks of companies with market capitalizations of more than $5 billion at the time of investment and prices below the Subadviser's estimate of intrinsic value. Intrinsic value refers to the value placed on a company by the Subadviser consistent with its expectation of longer term economic earnings and cash flows. To achieve income, the Fund may invest a portion of its assets in income producing (e.g., dividend paying) common stocks. Depending upon market conditions, the Fund may invest more heavily in certain sectors.

The Subadviser selects stocks for the Fund using a "value" style. The Subadviser determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The Subadviser analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The Subadviser looks to sell a stock when it believes that the company's business fundamentals are weakening, when the stock's valuation has become excessive or when an alternative investment opportunity is deemed more attractive.

The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its total assets in foreign securities, except that it may invest without limit in ADRs. The Fund may utilize foreign currency exchange contracts, options, or other derivative instruments.

BOTH FUNDS:

For temporary defensive purposes, or when cash is temporarily available, the Funds may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Funds invest substantially in such instruments, they may not be pursuing their principal investment strategies and may not achieve their respective investment objectives.


VK AGGRESSIVE GROWTH FUND (ACQUIRED FUND) AND VK MID CAP GROWTH FUND (ACQUIRING
FUND)

Both Funds are mid cap growth funds. Although the VK Aggressive Growth Fund may invest in securities of companies of any size, it focuses primarily on small- and medium-sized companies whose share prices may be more volatile than those of the companies in which the VK Mid Cap Growth Fund invests. The VK Mid Cap Growth Fund focuses on medium-sized companies, those that fall within the capitalization range of companies included in the Russell MidCap Growth Index. At the close of business on December 31, 2006, the median weighted market capitalizations of the VK Aggressive Growth Fund and the VK Mid Cap Growth Fund were $6.5 billion and $6.0 billion, respectively. Both Funds may invest in preferred stock and convertible securities. Both Funds are permitted to invest up to 25% of their total assets in foreign securities, including emerging markets securities, both are permitted to invest up to 10% of their total assets in real estate investment trusts (REITs), and both Funds may use derivatives. The VK Aggressive Growth Fund may engage in frequent trading. Both the Acquired Fund and the Acquiring Fund are subadvised by Van Kampen Asset Management.

Detailed strategies for the Acquired Fund and the Acquiring Fund are set forth below:

VK AGGRESSIVE GROWTH FUND (ACQUIRED FUND):

In pursuit of its investment objective, the Fund normally invests at least 65% of its total assets in common stocks or other equity securities, including preferred stocks and convertible securities, which the Fund's Subadviser believes have an above-average potential for capital growth.

In selecting securities for investment, the Fund focuses primarily on equity securities of small and medium-sized companies, although the Fund may invest its assets in securities of large-sized companies that the Subadviser believes have an above-average potential for capital growth. Under current market conditions, the Fund's Subadviser generally defines small- and medium-sized companies by reference to those companies within or below the capitalization range of companies represented in the Russell MidCap Growth Index.

                                       7
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The Allianz Variable Insurance Products Trust * Proxy Statement/Prospectus *
                            July 31, 2007
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

The Fund's primary approach is to seek what the Fund's Subadviser believes to be attractive growth opportunities on an individual company basis. The Fund's Subadviser uses a "bottom-up" disciplined style of investing that emphasizes the analysis of individual stocks rather than economic and market cycles. The Fund's Subadviser believes that stock prices are driven by expected earnings growth, the expected long-term sustainability of that growth and the market's valuation of those factors. Therefore, in selecting securities for investment, the Fund's Subadviser seeks those companies that it believes are currently mispriced based on growth expectations and the sustainability of that growth in the market. The Fund generally seeks companies that appear to be positioned to produce an attractive level of future earnings through the development of new products, services or markets or as a result of changing markets or industry conditions.

The Fund does not limit its investments to any single group or type of security. The Fund may invest in securities involving special circumstances, such as initial public offerings, companies with new management or management reliant upon one or a few key people, special products and techniques, limited or cyclical product lines, markets or resources or unusual developments, such as mergers, liquidations, bankruptcies or leveraged buyouts.

The Fund generally sells securities of a company when a company's growth potential, and/or the sustainability of that growth, flattens or declines. Other factors may include changes in the company's operations or relative market performance, changes in the appreciation possibilities offered by individual securities, changes in the market trends or other factors affecting an individual security, changes in economic or market factors in general or with respect to a particular industry, and other circumstances bearing on the desirability of a given investment.

The Fund may invest up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The Fund may invest up to 10% of its assets in real estate investment trusts ("REITs"). The Fund may purchase and sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes.

The Fund may engage in active and frequent trading in order to achieve its investment objectives.

VK MID CAP GROWTH FUND (ACQUIRING FUND):

The Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks and other equity securities of mid capitalization growth companies. The Fund considers mid capitalization companies to be those that, at the time of purchase, have market capitalizations within the range of the Russell MidCap Growth Index, which was between $621 million and $21.6 billion at December 31, 2006. The Fund may also invest in preferred stocks and securities convertible into common stocks or other equity securities. The Fund will provide notice to shareholders at least 60 days prior to any change in this mid capitalization policy.

The Fund seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Fund typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and attractive risk/reward. The Fund generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Fund may purchase and sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes. In addition, the Fund may enter into various currency transactions, such as currency forward contracts and currency futures contracts.

The Fund may invest up to 25% of its total assets in securities of foreign companies, including emerging market securities, primarily through ownership of depositary receipts. The Fund may invest up to 10% of its total assets in real estate investment trusts (REITs).

BOTH FUNDS:

For temporary defensive purposes, or when cash is temporarily available, the Funds may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Funds invest substantially in such instruments, they may not be pursuing their principal investment strategies and may not achieve their respective investment objectives.


                                       8
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The Allianz Variable Insurance Products Trust * Proxy Statement/Prospectus *
                            July 31, 2007
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

VK STRATEGIC GROWTH FUND (ACQUIRED FUND) AND DREYFUS FOUNDERS EQUITY GROWTH FUND (ACQUIRING FUND)

Both Funds are large cap growth funds. The VK Strategic Growth Fund tends to seek out companies that its subadviser believes have higher potential growth rates than may be currently expected in the market while the Dreyfus Founders Equity Growth Fund tends to emphasize more established growth companies that can be expected to pay regular dividends. Both Funds may invest in foreign securities, up to 25% of total assets (including emerging markets securities, but not including ADRs, American Depositary Shares, or U.S.-dollar denominated securities of foreign issuers) for the VK Strategic Growth Fund, and up to 30% of total assets for the Dreyfus Founders Equity Growth Fund. Although both Funds are permitted to invest in real estate investment trusts (REITs) and derivatives, the VK Strategic Growth Fund is more likely to include such investments in its portfolio. Both Funds may engage in frequent trading. The Acquired Fund is subadvised by Van Kampen Asset Management, and the Acquiring Fund is subadvised by Founders Asset Management LLC.

Detailed strategies for the Acquired Fund and the Acquiring Fund are set forth below:

VK STRATEGIC GROWTH FUND (ACQUIRED FUND):

In pursuit of its objective, the Fund normally invests at least 65% of its total assets in common stocks of strategic growth companies. Strategic growth companies are those domestic or foreign companies considered by the Fund's Subadviser to have higher potential growth rates than may be currently expected in the market. The Fund may invest up to 25% of its total assets in foreign securities (not including ADRs, American Depositary Shares ("ADSs"), or U.S. dollar-denominated securities of foreign issuers but including emerging market securities). The Fund may invest in REITs and may also use derivative instruments, such as options and futures.


The Fund's primary approach is to seek what the Fund's Subadviser believes to be attractive growth opportunities on an individual company basis. The Fund's Subadviser uses a "bottom-up" disciplined style of investing that emphasizes the analysis of individual stocks rather than economic and market cycles. The Fund's Subadviser believes that stock prices are driven by expected earnings growth, the expected long-term sustainability of that growth and the market's valuation of those factors. Strategic growth companies are those domestic or foreign companies that the Fund's Subadviser believes have a coherent business model and strategy and have the management acumen to execute and deliver results to shareholders now and in the future. In selecting securities for investment, the Fund's Subadviser seeks those companies that it believes are currently mispriced based on growth expectations and the sustainability of that growth in the market. Strategic growth companies may be of any size, including larger, more established companies or smaller, developing companies.


The Fund invests primarily in common stocks and also may invest in other equity securities, including preferred stocks, convertible securities and rights and warrants to purchase equity securities. The Fund does not limit its investments to any single group or type of security. The Fund may invest in securities involving special circumstances, such as initial public offerings, companies with new or rejuvenated management or management reliant upon one or a few key people, special products and techniques, limited or cyclical product lines, services, markets or resources or other unusual developments, such as acquisitions, mergers, liquidations, bankruptcies or leveraged buyouts.

The Fund generally sells securities of a company when a company's growth potential, and/or the sustainability of that growth, flattens or declines. Other factors may include changes in the company's operations or relative market performance, changes in the appreciation possibilities offered by individual securities, changes in the market trends or other factors affecting an individual security, changes in economic or market factors in general or with respect to a particular industry, and other circumstances bearing on the desirability of a given investment.

The Fund may engage in active and frequent trading in order to achieve its investment objectives.


                                       9
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The Allianz Variable Insurance Products Trust * Proxy Statement/Prospectus *
                            July 31, 2007
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

DREYFUS FOUNDERS EQUITY GROWTH FUND (ACQUIRING FUND):

To pursue its investment goal the Fund invests primarily in common stocks of large, well-established and mature companies. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks that are included in a widely recognized index of stock market performance. While a significant portion of these stocks normally would be expected to pay regular dividends, it may invest in non-dividend paying companies if they offer better prospects for capital appreciation. The Fund will provide notice to shareholders at least 60 days prior to any change in this large capitalization policy. The Fund defines large capitalization as companies with market capitalizations within the range of the Russell 1000 Growth Index, which is the large cap Russell index used by the Fund for comparative purposes. At times, the Fund may overweight or underweight certain industry sectors relative to its benchmark index. The Fund may also invest up to 30% of its total assets in foreign securities. The Fund will not invest more than 5% of its net assets in bonds, debentures, convertible securities, and corporate obligations rated below investment grade.

The Subadviser uses a "growth style" of investing. The Subadviser uses a consistent, bottom-up approach to build equity portfolios, searching for companies across all industries whose fundamental strengths may lead to superior earnings growth over time. Using this disciplined, hands-on approach, the Subadviser looks for both domestic and foreign companies having some or all of the following characteristics:
o    Demonstrated, sustainable growth that is faster than their peers
o    Strong management team
o Superior products or services with leading market positions and growing brand identities
o    Financial, marketing, and operating strength

The Fund may engage in active and frequent trading in order to achieve its investment objectives.

BOTH FUNDS:

For temporary defensive purposes, or when cash is temporarily available, the Funds may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Funds invest substantially in such instruments, they may not be pursuing their principal investment strategies and may not achieve their respective investment objectives.


COMPARISON OF INVESTMENT POLICIES
If shareholders of the Acquired Funds approve the Reorganizations, they will be subject to the investment policies of the Acquiring Funds. Other than as described herein, the Manager does not believe that the differences between the investment policies will result in any material difference in the way the Funds are managed.

AIM BASIC VALUE FUND (ACQUIRED FUND) AND VK COMSTOCK FUND (ACQUIRING FUND)

The Funds have substantially similar investment policies. The VK Comstock Fund has a fundamental policy (a) permitting borrowing money (excluding reverse repurchase agreements) for temporary or emergency purposes in an amount not exceeding 30% of its total assets, provided that bank borrowings, reverse purchase agreements, and dollar roll agreements do not in the aggregate exceed one-third of the Fund's total assets at the time of borrowing) and (b) permitting the mortgage, pledge, or hypothecation of assets only in connection with bank borrowings not to exceed 30% of net assets. As a fundamental policy, the AIM Basic Value Fund has a less restrictive borrowing limit of 33(1)/3% of assets.


OCC RENAISSANCE FUND (ACQUIRED FUND) AND OCC VALUE FUND (ACQUIRING FUND)

The Funds have materially identical investment policies.


                                       10
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The Allianz Variable Insurance Products Trust * Proxy Statement/Prospectus *
                            July 31, 2007
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

VK AGGRESSIVE GROWTH FUND (ACQUIRED FUND) AND VK MID CAP GROWTH FUND (ACQUIRING
FUND)

The Funds have substantially similar investment policies. The VK Mid Cap Growth Fund has a fundamental policy (a) permitting borrowing money (excluding reverse repurchase agreements) for temporary or emergency purposes in an amount not exceeding 30% of its total assets, provided that bank borrowings, reverse purchase agreements, and dollar roll agreements do not in the aggregate exceed one-third of the Fund's total assets at the time of borrowing) and (b) permitting the mortgage, pledge, or hypothecation of assets only in connection with bank borrowings not to exceed 30% of net assets. As a non-fundamental policy, however, the VK Aggressive Growth Fund has a more restrictive borrowing limit of only 5% of assets.


VK STRATEGIC GROWTH FUND (ACQUIRED FUND) AND DREYFUS FOUNDERS EQUITY GROWTH FUND (ACQUIRING FUND)


The Funds have substantially similar investment policies. Dreyfus Founders Equity Growth Fund has a fundamental policy (a) permitting borrowing money (excluding reverse repurchase agreements) for temporary or emergency purposes in an amount not exceeding 33?% of its total assets, provided that bank borrowings, reverse purchase agreements, and dollar roll agreements do not in the aggregate exceed one-third of the Fund's total assets at the time of borrowing) and (b) permitting the mortgage, pledge, or hypothecation of assets only in connection with bank borrowings not to exceed 33(1)/3% of net assets. The VK Strategic Growth Fund has a similar non-fundamental policy but, in each case, with a more restrictive limit of 10% of assets.



                                       11
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The Allianz Variable Insurance Products Trust * Proxy Statement/Prospectus *
                            July 31, 2007
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

RISK FACTORS
The principal investment strategies of each Acquiring Fund are comparable to the principal investment strategies of the corresponding Acquired Fund. Accordingly, each Acquiring Fund has principal investment risks that are generally comparable to the corresponding Acquired Fund. Depending upon its assessment of changing market conditions, the subadviser of each Fund may emphasize particular asset classes or particular investments at any given time, which may change the risks associated with the Fund. The fact that a risk is not identified as a principal risk for a particular Fund does not mean that the Fund may not be subject to that risk. For example, a Fund may be permitted to invest in derivatives, but may do so infrequently or ordinarily to such a limited extent that the risk associated with investing in derivatives may not be a principal risk of that Fund. The Statement of Additional Information for the Acquiring Funds, which is incorporated by reference in this proxy statement/prospectus, contains detailed information on each Acquiring Fund's permitted investments and investment restrictions.

The principal risks of investing in each Acquired Fund and the corresponding Acquiring Fund are comparable and are shown in the tables below. A discussion of each of the various principal risks follows the tables.

AIM BASIC VALUE FUND (ACQUIRED FUND) AND VK COMSTOCK FUND (ACQUIRING FUND)

--------------------------------- --------------------- ------------------------
                                  AIM BASIC VALUE FUND         VK COMSTOCK FUND
RISK                                (ACQUIRED FUND)            (ACQUIRING FUND)
--------------------------------- --------------------- ------------------------
Market Risk                                x                          x
--------------------------------- --------------------- ------------------------
Selection Risk                             x                          x
--------------------------------- --------------------- ------------------------
Value Stocks Risk                          x                          x
--------------------------------- --------------------- ------------------------
Capitalization Risk                        x                          x
--------------------------------- --------------------- ------------------------
Interest Rate Risk                         x
--------------------------------- --------------------- ------------------------
Foreign Risk                               x
--------------------------------- --------------------- ------------------------
Foreign and Emerging Markets Risk                                     x
--------------------------------- --------------------- ------------------------
Real Estate Investments Risk                                          x
--------------------------------- --------------------- ------------------------
Derivative Instruments Risk                                           x
--------------------------------- --------------------- ------------------------


OCC RENAISSANCE FUND (ACQUIRED FUND) AND OCC VALUE FUND (ACQUIRING FUND)

--------------------------------- ---------------------- --------------------
                                   OCC RENAISSANCE FUND   VALUE FUND
RISK                                 (ACQUIRED FUND)     (ACQUIRING FUND)
--------------------------------- ---------------------- --------------------
Market Risk                                 x               x
--------------------------------- ---------------------- --------------------
Selection Risk                              x               x
--------------------------------- ---------------------- --------------------
Value Stocks Risk                           x               x
--------------------------------- ---------------------- --------------------
Capitalization Risk                         x               x
--------------------------------- ---------------------- --------------------
Foreign Risk                                x               x
--------------------------------- ---------------------- --------------------
Credit Risk                                 x               x
--------------------------------- ---------------------- --------------------
Focused Investment Risk                     x
--------------------------------- ---------------------- --------------------
Issuer Risk                                 x
--------------------------------- ---------------------- --------------------
Sector Risk                                 x               x
--------------------------------- ---------------------- --------------------
Real Estate Investments Risk                x
--------------------------------- ---------------------- --------------------
Currency Risk                               x               x
--------------------------------- ---------------------- --------------------
Initial Public Offerings Risk               x
--------------------------------- ---------------------- --------------------
Derivative Instruments Risk                 x               x
--------------------------------- ---------------------- --------------------
Frequent Trading                            x               x
--------------------------------- ---------------------- ---------------------


                                       12
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The Allianz Variable Insurance Products Trust * Proxy Statement/Prospectus *
                            July 31, 2007
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

VK AGGRESSIVE GROWTH FUND (ACQUIRED FUND) AND
VK MID CAP GROWTH FUND (ACQUIRING FUND)

----------------------------- ------------------------- -----------------------
                              VK AGGRESSIVE GROWTH FUND   VK MID CAP GROWTH FUND
RISK                               (ACQUIRED FUND)         (ACQUIRING FUND)
----------------------------- ------------------------- -----------------------
Market Risk                               x                       x
----------------------------- ------------------------- -----------------------
Selection Risk                            x                       x
----------------------------- ------------------------- -----------------------
Aggressive Growth Stocks Risk             x
----------------------------- ------------------------- -----------------------
Growth Stocks Risk                                                x
----------------------------- ------------------------- -----------------------
Capitalization Risk                       x                       x
----------------------------- ------------------------- -----------------------
Convertible Securities Risk               x
----------------------------- ------------------------- -----------------------
Foreign and Emerging Markets
Risk                                      x                       x
----------------------------- ------------------------- -----------------------
Derivative Instruments Risk               x                       x
----------------------------- ------------------------- -----------------------
Frequent Trading                          x
----------------------------- ------------------------- -----------------------
Real Estate Investments Risk                                      x
----------------------------- ------------------------- -----------------------


VK STRATEGIC GROWTH FUND (ACQUIRED FUND) AND
DREYFUS FOUNDERS EQUITY GROWTH FUND (ACQUIRING FUND)

----------------------------- ------------------------ ------------------------
                                                        DREYFUS FOUNDERS EQUITY
                              VK STRATEGIC GROWTH FUND      GROWTH FUND
RISK                               (ACQUIRED FUND)       (ACQUIRING FUND)
----------------------------- ------------------------ ------------------------
Market Risk                              x                           x
----------------------------- ------------------------ ------------------------
Selection Risk                           x                           x
----------------------------- ------------------------ ------------------------
Growth Stocks Risk                       x                           x
----------------------------- ------------------------ ------------------------
Industry Sector Risk                                                 x
----------------------------- ------------------------ ------------------------
Foreign and Emerging Markets
Risk                                     x
----------------------------- ------------------------ ------------------------
Foreign Risk                                                         x
----------------------------- ------------------------ ------------------------
Convertible Securities Risk              x
----------------------------- ------------------------ ------------------------
Initial Public Offerings Risk            x
----------------------------- ------------------------ ------------------------
Derivative Instruments Risk              x
----------------------------- ------------------------ ------------------------
Real Estate Investments Risk             x
----------------------------- ------------------------ ------------------------
Frequent Trading                         x                           x
----------------------------- ------------------------ ------------------------


                                       13
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The Allianz Variable Insurance Products Trust * Proxy Statement/Prospectus *
                            July 31, 2007
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


o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.
o SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
o VALUE STOCKS RISK: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.
o CAPITALIZATION RISK (SMALL AND MID CAP) (AIM BASIC VALUE FUND, VK AGGRESSIVE GROWTH FUND, AND VK COMSTOCK FUND): To the extent the Fund invests significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
o CAPITALIZATION RISK (MID CAP) (OCC RENAISSANCE FUND, OCC VALUE FUND, AND VK MID CAP GROWTH FUND): Because the Fund invests significantly in mid-capitalization companies, it will have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
o INTEREST RATE RISK: Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
o FOREIGN RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies.
o FOREIGN AND EMERGING MARKETS RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investments in developed countries and foreign issuers generally.
o REAL ESTATE INVESTMENTS RISK: The performance of real estate investments (REITs) depends on the strength of real estate markets, REIT management and property management which can be affected by many factors, including national and regional economic conditions.
o DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments such as futures, options and options on futures, in order to hedge a portfolio security or currency. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.
    The Fund must set aside or segregate cash or liquid assets to the extent that its obligations under certain derivative instruments are not otherwise "covered" through ownership of the underlying security. Because the Fund is subject to the federal securities laws, the 1940 Act, related regulations, and published positions of the SEC and the staff of the SEC, with respect to certain kinds of derivatives, the Fund must "set aside" or "segregate" liquaid assets or engage in other SEC approved or SEC staff approved measures while the derivative contracts are open. For example, with respect to forward contracts and futures that are not legally required to "cash settle," the Fund must cover the open position by setting aside liquid assets in an amount equal to the contract's full notional value. With respect to forward contracts and futures that are required to "cash settle," however, the Fund is permitted to set aside liquid assets in an amount equal to the Fund's daily marked-to-market (net) obligation, if any (in other words, the Fund's daily net liability, if any) rather than the notional value. By setting aside assets equal to only its net obligations under cash-settled forward contracts and futures, the Fund will have the ability to employ leverage to a greater extaent than if the Fund were required to segregate assets equal to the full notional value of such contracts. The use of leverage may cause the Fund to liquidate holdings to satisfy its obligations or to meet segregation requirements when it may not be adventageous to do so. Also, leverage may exaggerate the effect of any increase or decrease in the vaalue of the Fund's portfolio.
o CREDIT RISK: Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.
o FOCUSED INVESTMENT RISK: Focusing investments in a small number of issuers, industries, or regions increases risk. Funds that invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political, or regulatory occurrence may have a greater impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks. The Fund may from time to time have greater risk if it invests a substantial portion of its assets in companies in related industries, such as technology or


                                       14
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

    financial and business services, that may share common characteristics and are often subject to similar business risks and regulatory burdens. The securities of companies in similar industries may react similarly to economic, market, political, or other developments.
o ISSUER RISK: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods or services.
o SECTOR RISK: At times, the Fund may invest more heavily in particular business sectors or industries. Stocks of issuers in a particular sector are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that sector more than others. The Fund's performance may suffer if a sector in which the Fund has invested more heavily does not perform as expected.
o CURRENCY RISK: Because the Fund may invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.
o INITIAL PUBLIC OFFERINGS RISK: The Fund may invest in initial public offerings (IPOs). By definition, securities issued in IPOs have not traded publicly until the time of their offerings. There may only be a limited number of shares available for trading, the market for those securities may be unseasoned, and the issuer may have a limited operating history. These factors may contribute to price volatility. The limited number of shares available for trading in some IPOs may also make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, some companies initially offering their shares publicly are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental-stage companies, without revenues or operating income, or the near-term prospects of them. Many IPOs are by small or micro-cap companies that are undercapitalized.
o FREQUENT TRADING RISK: The Fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can adversely affect the Fund's performance.
o AGGRESSIVE GROWTH STOCKS RISK: Companies that the Fund's Subadviser believes have significant growth potential are often companies with new, limited or cyclical product lines, markets or financial resources and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.
o GROWTH STOCKS RISK: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing, or the stock market. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.
o INDUSTRY SECTOR RISK: At times, the Fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.
o CONVERTIBLE SECURITIES RISK: The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise, and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Fund.


                                       15
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



PERFORMANCE
Performance information for the Funds is shown below.

The following bar charts and tables provide an indication of the risks of an investment in the Funds by showing changes in their performance from year to year and by showing how the Funds' average annual returns for one year, five years and since inception (as applicable) compare with those of a broad measure of market performance.

Both the bar charts and the tables assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Funds' performance would have been lower.

The performance of the Funds will vary from year to year. The Funds' performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Funds will perform in the future.


AIM BASIC VALUE FUND (ACQUIRED FUND)
                           CALENDAR YEAR TOTAL RETURN

[Bar chart graphic omitted:  2003:33.03%; 2004:10.84%; 2005:5.29%; 2006:12.80%]

     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)

Highest (Q2, 2003)                              20.53%
Lowest (Q1, 2003)                               -6.16%

AVERAGE ANNUAL TOTAL RETURNS
                                              ONE YEAR ENDED
                               INCEPTION     DECEMBER 31, 2006   SINCE INCEPTION
AIM Basic Value Fund           5/1/2002             12.80%            6.42%
Russell 1000 Value Index                            22.25%            11.56%

The Fund's performance is compared to the Russell 1000 Value Index, an unmanaged index that measures performance of certain securities found in the Russell universe with less-than-average growth orientation and low price-to-book and earnings ratios. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


                                       16
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


VK COMSTOCK FUND (ACQUIRING FUND)
                           CALENDAR YEAR TOTAL RETURN



[Bar chart graphic omitted:  2002: -19.87%; 2003: 30.53%; 2004: 17.12%;
                             2005: 3.92%; 2006: 15.76%]


     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)

Highest (Q2, 2003)                             17.73%
Lowest (Q3, 2002)                             -18.94%

AVERAGE ANNUAL TOTAL RETURNS
                                                               ONE YEAR ENDED      FIVE YEARS ENDED
                                             INCEPTION        DECEMBER 31, 2006    DECEMBER 31, 2006    SINCE INCEPTION
VK Comstock Fund                             5/1/2001              15.76%                8.06%               5.99%
Russell 1000 Value Index                                           22.25%               10.86%               8.66%

The Fund's performance is compared to the Russell 1000 Value Index, an unmanaged index that measures the performance of the certain securities found in the Russell universe with less-than-average growth orientation and low price-to-book and earnings ratios. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided by the Fund. Investors cannot invest directly in an index, although they can invest in its underlying securities.

                                       17
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



OCC RENAISSANCE FUND (ACQUIRED FUND)
                           CALENDAR YEAR TOTAL RETURN

[Bar chart graphic omitted:  2002: -25.08%; 2003: 58.66%; 2004: 14.75%;
                             2005: -3.49%; 2006: 10.83%]


     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)

Highest (Q2, 2003)                             31.13%
Lowest (Q3, 2002)                             -29.57%

AVERAGE ANNUAL TOTAL RETURNS
                                                               ONE YEAR ENDED      FIVE YEARS ENDED
                                             INCEPTION        DECEMBER 31, 2006    DECEMBER 31, 2006    SINCE INCEPTION
OCC Renaissance Fund                         11/5/2001             10.83%                7.85%               9.65%
Russell MidCap Value Index                                         20.22%               15.88%               17.43%

The Fund's performance is compared to the Russell MidCap Value Index, an unmanaged index that measures the performance of the securities found in the Russell MidCap universe with lower price-to-book ratios and lower forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


                                       18
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The Allianz Variable Insurance Products Trust * Proxy Statement/Prospectus *
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


OCC VALUE FUND (ACQUIRING FUND)
                           CALENDAR YEAR TOTAL RETURN


[Bar chart graphic omitted:  2002: -24.90%; 2003: 45.21%; 2004: 16.52%;
                             2005: 2.67%; 2006: 20.11%]


     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)

Highest (Q2, 2003)                               27.02%
Lowest (Q3, 2002)                               -28.05%

AVERAGE ANNUAL TOTAL RETURNS
                                                               ONE YEAR ENDED      FIVE YEARS ENDED
                                             INCEPTION        DECEMBER 31, 2006    DECEMBER 31, 2006    SINCE INCEPTION
OCC Value Fund                               11/5/2001             20.11%                9.40%               11.07%
Russell 1000 Value Index                                           22.25%               10.86%               11.84%

The Fund's performance is compared to the Russell 1000 Value Index, an unmanaged index that measures performance of the certain securities found in the Russell universe with less-than-average growth orientation and low price-to-book and earnings ratios. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


                                       19
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The Allianz Variable Insurance Products Trust * Proxy Statement/Prospectus *
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

VK AGGRESSIVE GROWTH FUND (ACQUIRED FUND)
                           CALENDAR YEAR TOTAL RETURN



[Bar chart graphic omitted:  2002: -32.35%; 2003: 37.59%; 2004: 14.32%;
                             2005: 10.95%; 2006: 5.08%]



     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)

Highest (Q2, 2003)                             18.25%
Lowest (Q3, 2002)                             -15.12%

AVERAGE ANNUAL TOTAL RETURNS
                                                                ONE YEAR ENDED       FIVE YEARS ENDED        SINCE
                                                 INCEPTION     DECEMBER 31, 2006    DECEMBER 31, 2006      INCEPTION
VK Aggressive Growth Fund                        5/1/2001            5.08%                4.41%              0.09%
Russell MidCap Growth Index                                         10.66%                8.22%              5.52%

The Fund's performance is compared to the Russell MidCap Growth Index, an unmanaged index which measures the performance of individual securities found in the Russell MidCap universe with higher price-to-book ratios and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


                                       20
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

VK MID CAP GROWTH FUND (ACQUIRING FUND)
                           CALENDAR YEAR TOTAL RETURN


[Bar chart graphic omitted:  2002: -24.25%; 2003: 28.43%; 2004: 21.23%;
                             2005: 17.54%; 2006: 9.21%]


     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)

Highest (Q2, 2003)                             13.46%
Lowest (Q3, 2002)                             -15.72%

AVERAGE ANNUAL TOTAL RETURNS
                                                                ONE YEAR ENDED       FIVE YEARS ENDED
                                               INCEPTION       DECEMBER 31, 2006    DECEMBER 31, 2006    SINCE INCEPTION
VK Mid Cap Growth Fund                         5/1/2001              9.21%                8.65%               6.84%
Russell MidCap Growth Index                                         10.66%                8.22%               5.52%

The Fund's performance is compared to the Russell MidCap Growth Index, an unmanaged index which measures the performance individual securities found in the Russell MidCap universe with higher price-to-book ratios and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


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

VK STRATEGIC GROWTH FUND (ACQUIRED FUND)
                           CALENDAR YEAR TOTAL RETURN




[Bar chart graphic omitted:  2002: -32.32%; 2003: 26.60%; 2004: 6.84%;
                             2005: 7.23%; 2006: 2.40%]








     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)

Highest (Q2, 2003)                             12.64%
Lowest (Q3, 2002)                             -14.99%

AVERAGE ANNUAL TOTAL RETURNS
                                                                ONE YEAR ENDED       FIVE YEARS ENDED
                                               INCEPTION       DECEMBER 31, 2006     DECEMBER 31, 2006    SINCE INCEPTION
VK Strategic Growth Fund                       5/1/2001              2.40%                 0.10%              -1.33%
Russell 1000 Growth Index                                            9.07%                 2.69%               0.35%

The Fund's performance is compared to the Russell 1000 Growth Index, an unmanaged index that measures performance of individual securities found in the Russell universe with higher price-to-book and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


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

DREYFUS FOUNDERS EQUITY GROWTH FUND (ACQUIRING FUND)
                           CALENDAR YEAR TOTAL RETURN

[Bar chart graphic omitted:  2002: -30.70%; 2003: 24.25%; 2004: 7.72%;
                             2005: 4.56%; 2006: 12.93%]


     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)

Highest (Q2, 2003)                              12.08%
Lowest (Q2, 2002)                               -16.12%

AVERAGE ANNUAL TOTAL RETURNS
                                                               ONE YEAR ENDED      FIVE YEARS ENDED
                                               INCEPTION      DECEMBER 31, 2006    DECEMBER 31, 2006    SINCE INCEPTION
Dreyfus Founders Equity Growth Fund            11/5/2001           12.93%                1.83%               2.84%
Russell 1000 Growth Index                                           9.07%                2.69%               3.88%

The Fund's performance is compared to the Russell 1000 Growth Index, an unmanaged index that measures performance of individual securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


                                       23
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--------------------------------------------------------------------------------

TABLE A-1

AVERAGE ANNUAL TOTAL RETURNS AS OF MARCH 31, 2007

----------------------------------------------------------------------------------------------------------------------------
                                                                                     LAST 3                       SINCE
  FUND  (Inception date)                              LAST 1 YEAR   LAST 2 YEARS      YEARS      LAST 5 YEARS   INCEPTION
----------------------------------------------------------------------------------------------------------------------------
  AZL AIM Basic Value Fund (7/1/2002)                    7.92%         10.08%         8.61%          N/A          6.17%
----------------------------------------------------------------------------------------------------------------------------
  AZL Van Kampen Comstock Fund (7/1/2001)               13.76%         10.97%        11.30%         7.44%         5.91%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
  AZL OCC Renaissance Fund (1/1/2002)                    7.60%         8.79%          6.74%         7.12%         9.77%
----------------------------------------------------------------------------------------------------------------------------
  AZL OCC Value Fund (1/1/2002)                         15.06%         12.92%        10.00%         7.44%        10.27%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
  AZL Van Kampen Aggressive Growth Fund (7/1/2001)      -0.11%         11.07%         9.49%         6.30%         0.72%
----------------------------------------------------------------------------------------------------------------------------
  AZL Van Kampen Mid Cap Growth Fund (7/1/2001)          3.22%         16.27%        14.99%         9.21%         7.04%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
  AZL Van Kampen Strategic Growth Fund (7/1/2001)        0.08%         7.43%          5.63%         1.46%        -1.01%
----------------------------------------------------------------------------------------------------------------------------
  AZL Dreyfus Founders Equity Growth Fund (1/1/2002)     7.78%        10.20%          8.47%         2.92%         2.71%

----------------------------------------------------------------------------------------------------------------------------



TAX CONSEQUENCES
As a condition to the closing of the Reorganizations, the Acquired Funds and the Acquiring Funds will receive an opinion from Dorsey & Whitney LLP to the effect that the Reorganizations will qualify as tax-free reorganizations for federal income tax purposes. Accordingly, shareholders will not recognize taxable gain or loss as a direct result of the Reorganizations.

As long as contracts funded through the separate accounts of the insurance company qualify as annuity contracts or life insurance contracts under Section 72 or Section 7702(a) of the Internal Revenue Code of 1986, as amended (the "Code"), respectively, the Reorganizations will not create any tax liability for the separate accounts as shareholders or for the contract holders.

For more information about the federal income tax consequences of the Reorganizations, see the section entitled "Tax Status of the Reorganizations."


                                       24
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

--------------------------------------------------------------------------------
FEES AND EXPENSES
The following table describes the fees and expenses, adjusted to reflect current fees, that you pay if you buy and hold shares of the Acquired Funds or shares of the Acquiring Funds. The table also shows pro forma expenses of the Acquiring Funds assuming the proposed Reorganizations had been effective during the most recent fiscal year, adjusted to reflect current fees. The table does not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would increase expenses for all periods shown. The fees and expenses below exclude the costs of the Reorganizations. See "Reasons for the Proposed Reorganizations and Board Deliberations" for additional information concerning the allocation of the costs of the Reorganizations.

TABLE A-2
ANNUAL FUND OPERATING EXPENSES (Expenses that are deducted from fund assets) as a percentage of average daily net assets:

----------------------------- ---------------------------- --------------------------- ----------------------------------
                                 AIM BASIC VALUE FUND           VK COMSTOCK FUND         VK COMSTOCK FUND -- PRO FORMA
                                    (ACQUIRED FUND)             (ACQUIRING FUND)           WITH AIM BASIC VALUE FUND
----------------------------- ---------------------------- --------------------------- ----------------------------------
Management Fee                           0.75%(a)                    0.73%(a)(b)                    0.72%(b),(c)
----------------------------- ---------------------------- --------------------------- ----------------------------------
Distribution (12b-1)Fees (d)             0.25%                       0.25%                           0.25%
----------------------------- ---------------------------- --------------------------- ----------------------------------
Other Expenses (e)                       0.11%                       0.10%                           0.09%
----------------------------- ---------------------------- --------------------------- ----------------------------------
Total (f)                                1.11%                       1.08%                           1.06%
----------------------------- ---------------------------- --------------------------- ----------------------------------


NOTES TO ANNUAL FUND OPERATING EXPENSES.
(a) The management fee rate is the actual fee rate charged as of the Fund's most recent fiscal year, which ended December 31, 2006.
(b) The management fee is 0.775% on the first $100 million of assets, 0.750% on assets from $100 million to $250 million, 0.725% on assets from $250 million to $500 million, and 0.675% on assets over $500 million. The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.75% on the first $100 million of assets, 0.70% on assets from $100 million to $500 million, and 0.65% on assets over $500 million through April 30, 2008. If this temporary fee reduction were reflected in the table, the Total would be lower.
(c) The management fee ratio shown reflects what the ratio would be under the current management fee schedule for VK Comstock Fund, the Acquiring Fund, based on the combined assets of the Funds for the fiscal year ended December 31, 2006.
(d) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays BISYS Fund Services Limited Partnership, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(e) Other Expenses have been restated to reflect current expenses. Other expenses include nonadvisory expenses, including administrative and custody services.
(f) The Manager and the Fund have entered into a written agreement limiting the Fund's annual operating expenses to 1.20% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above to the extent that such reimbursements to the Manager are expected in the upcoming year.




----------------------------- ---------------------------- ----------------------------- --------------------------------
                                 OCC RENAISSANCE FUND             OCC VALUE FUND           OCC VALUE FUND -- PRO FORMA
                                    (ACQUIRED FUND)              (ACQUIRING FUND)           WITH OCC RENAISSANCE FUND
----------------------------- ---------------------------- ----------------------------- --------------------------------
Management Fee                           0.75%(a)                     0.75%(a)                        0.75%(b)
----------------------------- ---------------------------- ----------------------------- --------------------------------
Distribution (12b-1)Fees (c)             0.25%                        0.25%                           0.25%
----------------------------- ---------------------------- ----------------------------- --------------------------------
Other Expenses (d)                       0.09%                        0.11%                           0.08%
----------------------------- ---------------------------- ----------------------------- --------------------------------
Total                                    1.09%(e)                     1.11%(f)                        1.08%(f)
----------------------------- ---------------------------- ----------------------------- --------------------------------


NOTES TO ANNUAL FUND OPERATING EXPENSES.
(a) The management fee rate is the actual fee rate charged as of the Fund's most recent fiscal year, which ended December 31, 2006.
(b) The management fee ratio shown reflects what the ratio would be under the current management fee schedule for OCC Value Fund, the Acquiring Fund, based on the combined assets of the Funds for the fiscal year ended December 31, 2006. Effective on the date of the Reorganization, the Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.75% on the first $250 million of assets, 0.70% on assets from $250 million to $500 million, and 0.65% on assets over $500 million through April 30, 2008. If this temporary fee reduction were included in the table, the Total would be lower.
(c) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays BISYS Fund Services Limited Partnership, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(d) Other Expenses have been restated to reflect current expenses. Other expenses include nonadvisory expenses, including administrative and custody services.



                                       25
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The Allianz Variable Insurance Products Trust * Proxy Statement/Prospectus *
                            July 31, 2007
--------------------------------------------------------------------------------


(e) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.30% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above to the extent that such reimbursements to the Manager are expected in the upcoming year.
(f) Total Expenses reflects the voluntary reduction of the management fee described in footnote (a) above. The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above to the extent that such reimbursements to the Manager are expected in the upcoming year.



----------------------------- ---------------------------- --------------------------- ----------------------------------
                               VK AGGRESSIVE GROWTH FUND     VK MID CAP GROWTH FUND     VK MID CAP GROWTH -- PRO FORMA
                                    (ACQUIRED FUND)             (ACQUIRING FUND)           WITH VK AGGRESSIVE GROWTH
----------------------------- ---------------------------- --------------------------- ----------------------------------
Management Fee                          0.90%(a),(b)                 0.82%(a),(c)                   0.80%(c),(d)
----------------------------- ---------------------------- --------------------------- ----------------------------------
Distribution (12b-1)Fees (e)             0.25%                       0.25%                           0.25%
----------------------------- ---------------------------- --------------------------- ----------------------------------
Other Expenses (f)                       0.14%                       0.09%                           0.09%
----------------------------- ---------------------------- --------------------------- ----------------------------------
Total (g)                                1.29%                       1.16%                           1.14%
----------------------------- ---------------------------- --------------------------- ----------------------------------

NOTES TO ANNUAL FUND OPERATING EXPENSES.


(a) The management fee rate is the contractual rate charged for the Fund's most recent fiscal year, which ended December 31, 2006.
(b) The management fee is 0.900% on the first $100 million of assets, 0.850% on assets from $100 million to $250 million, 0.825% on assets from $250 million to $500 million, and 0.800% on assets over $500 million. The
    Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.80% on the first $100 million of assets, 0.75% on assets from $100 million to $250 million, and 0.80% on assets over $250 million through April 30, 2008. If this temporary fee reduction were reflected in the table, the Total would be lower.
(c) The management fee is 0.850% on the first $100 million of assets, 0.800% on assets from $100 million to $250 million, 0.775% on assets from $250 million to $500 million, and 0.750% on assets over $500 million. The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.80% on the first $100 million of assets and 0.75% on assets above $100 million through April 30, 2008. If this temporary fee reduction were included in the table, the Total would be lower.
(d) The management fee ratio shown reflects what the ratio would be under the current management fee schedule for VK Mid Cap Growth Fund, the Acquiring Fund, based on the combined assets of the Funds for the fiscal year ended December 31, 2006.
(e) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays BISYS Fund Services Limited Partnership, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(f) Other Expenses have been restated to reflect current expenses. Other expenses include nonadvisory expenses, including administrative and custody services.
(g) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.30% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above to the extent that such reimbursements to the Manager are expected in the upcoming year.



----------------------------- ---------------------------- --------------------------- ----------------------------------
                               VK STRATEGIC GROWTH FUND     DREYFUS FOUNDERS EQUITY     DREYFUS FOUNDERS EQUITY GROWTH
                                                             GROWTH FUND (ACQUIRING         FUND -- PRO FORMA WITH
                                    (ACQUIRED FUND)                  FUND)                 VK STRATEGIC GROWTH FUND
----------------------------- ---------------------------- --------------------------- ----------------------------------
Management Fee                          0.85%(a),(b)                 0.79%(a),(c)                   0.76%(c),(d)
----------------------------- ---------------------------- --------------------------- ----------------------------------
Distribution (12b-1)Fees (e)             0.25%                       0.25%                           0.25%
----------------------------- ---------------------------- --------------------------- ----------------------------------
Other Expenses (f)                       0.16%                       0.16%                           0.13%(g)
----------------------------- ---------------------------- --------------------------- ----------------------------------
Total (h)                                1.26%                       1.20%                           1.14%
----------------------------- ---------------------------- --------------------------- ----------------------------------


NOTES TO ANNUAL FUND OPERATING EXPENSES.
(a) The management fee rate is the contractual fee rate for the Fund's most recent fiscal year, which ended December 31, 2006.
(b) The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.75% through April 30, 2008. If this temporary fee reduction were included in the table, the Total would be lower.
(c) The management fee is 1.00% on the first $10 million of assets, 0.875% on assets from $10 million to $20 million, and 0.750% on assets over $20 million. The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.85% through April 30, 2008. If this temporary fee reduction were included in the table, the Total would be lower.



                                       26
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The Allianz Variable Insurance Products Trust * Proxy Statement/Prospectus *
                            July 31, 2007
--------------------------------------------------------------------------------

(d) The management fee ratio shown reflects what the ratio would be under the current management fee schedule for Dreyfus Founders Equity Growth Fund, the Acquiring Fund, based on the combined assets of the Funds for the fiscal year ended December 31, 2006.
(e) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays BISYS Fund Services Limited Partnership, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(f) Other expenses include nonadvisory expenses, including administrative and custody services.
(g)  Other Expenses have been restated to reflect current expenses.
(h) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above to the extent that such reimbursements to the Manager are expected in the upcoming year.


EXAMPLE: Use the following tables to compare fees and expenses of each of the Acquired Funds to other investment companies. The tables illustrate the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment,
(2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. The tables also show pro forma expenses of the Acquiring Fund assuming the proposed Reorganization had been in effect for the periods shown. The tables do not reflect the effect of any fee or expense waivers. The tables also do not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

-------------------------------------------------------------- -------------- --------------- -------------- ---------------
FUND                                                              1 YEAR         3 YEARS         5 YEARS        10 YEARS
-------------------------------------------------------------- -------------- --------------- -------------- ---------------
AIM Basic Value Fund (Acquired Fund)                                $113            $353           $612          $1,352
-------------------------------------------------------------- -------------- --------------- -------------- ---------------
VK Comstock Fund (Acquiring Fund)                                   $110            $343           $595          $1,317
-------------------------------------------------------------- -------------- --------------- -------------- ---------------
VK Comstock Fund - Pro Forma with AIM Basic Value Fund              $108            $337           $585          $1,294
-------------------------------------------------------------- -------------- --------------- -------------- ---------------

-------------------------------------------------------------- -------------- --------------- -------------- ---------------
FUND                                                              1 YEAR         3 YEARS         5 YEARS        10 YEARS
-------------------------------------------------------------- -------------- --------------- -------------- ---------------
OCC Renaissance Fund (Acquired Fund)                                $111            $347           $601          $1,329
-------------------------------------------------------------- -------------- --------------- -------------- ---------------
OCC Value Fund (Acquiring Fund)                                     $113            $353           $612          $1,352
-------------------------------------------------------------- -------------- --------------- -------------- ---------------
OCC Value Fund - Pro Forma with OCC Renaissance Fund                $110            $343           $595          $1,317
-------------------------------------------------------------- -------------- --------------- -------------- ---------------

-------------------------------------------------------------- -------------- --------------- -------------- ---------------
FUND                                                              1 YEAR         3 YEARS         5 YEARS        10 YEARS
-------------------------------------------------------------- -------------- --------------- -------------- ---------------
VK Aggressive Growth Fund (Acquired Fund)                           $131            $409           $708          $1,556
-------------------------------------------------------------- -------------- --------------- -------------- ---------------
VK Mid Cap Growth Fund (Acquiring Fund)                             $118            $368           $638          $1,409
-------------------------------------------------------------- -------------- --------------- -------------- ---------------
VK Mid Cap Growth Fund - Pro Forma with VK Aggressive Growth
Fund                                                                $116            $362           $628          $1,386
-------------------------------------------------------------- -------------- --------------- -------------- ---------------


-------------------------------------------------------------- -------------- --------------- -------------- ---------------
FUND                                                              1 YEAR         3 YEARS         5 YEARS        10 YEARS
-------------------------------------------------------------- -------------- --------------- -------------- ---------------
VK Strategic Growth Fund (Acquired Fund)                            $128            $394           $686          $1,517
-------------------------------------------------------------- -------------- --------------- -------------- ---------------
Dreyfus Founders Equity Growth Fund (Acquiring Fund)                $122            $381           $660          $1,455
-------------------------------------------------------------- -------------- --------------- -------------- ---------------
Dreyfus Founders Equity Growth Fund - Pro Forma with VK
Strategic Growth Fund                                               $116            $362           $628          $1,386
-------------------------------------------------------------- -------------- --------------- -------------- ---------------



THIS EXAMPLE DOES NOT REPRESENT ACTUAL EXPENSES, PAST OR FUTURE. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN. THIS EXAMPLE DOES NOR REFLECT THE EXPENSES THAT APPLY TO THE SUBACCOUNTS OR THE CONTRACTS. INCLUSION OF THSE CHARGES WOULD INCREASE EXPENSES FOR ALL PERIODS SHOWN.


                                       27
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The Allianz Variable Insurance Products Trust * Proxy Statement/Prospectus *
                            July 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE REORGANIZATIONS


TERMS OF THE REORGANIZATIONS
The Board has approved the Plan, a copy of which is attached as Exhibit A. The Plan provides for Reorganizations on the following terms:
o The Reorganizations are scheduled to occur on the first day that the New York Stock Exchange is open for business following shareholder approval and receipt of any necessary regulatory approvals, but may occur on any later date agreed to by the Acquired Funds and the Acquiring Funds.
o Each Acquired Fund will transfer all of its assets to the corresponding Acquiring Fund and, in exchange, the Acquiring Fund will assume the Acquired Fund's liabilities.
o Each Acquiring Fund will issue shares to the corresponding Acquired Fund in an amount equal to the value of the assets that it receives from the Acquired Fund, less the liabilities assumed by the Acquiring Fund in the transaction. These shares will immediately be distributed by the Acquired Fund to its shareholders (the separate accounts) in proportion to their holdings in the Acquired Fund. As a result, shareholders (the separate accounts) of the Acquired Fund will become shareholders of the Acquiring Fund. Contract values that were allocated to subaccounts invested in each Acquired Fund will be allocated to subaccounts investing in the corresponding Acquiring Fund.
o Neither the Acquired Funds nor any contract owners whose contract values are allocated to subaccounts investing in the Acquired Funds will pay any sales charge in connection with the Reorganizations.
o The net asset value of the Acquired Funds and the Acquiring Funds will be computed as of 3:00 p.m. Central time, on the closing date.
o    After the Reorganizations, the Acquired Funds will be terminated.

CONDITIONS TO CLOSING THE REORGANIZATIONS
The completion of the Reorganizations is subject to certain conditions described in the Plan, including:
o The Acquired Funds will have declared and paid a dividend that will distribute all of the Funds' taxable income, if any, to the shareholders (the separate accounts) of the Funds for the taxable years ending at or prior to the closing.
o The Funds will have received any approvals, consents, or exemptions from the SEC or any regulatory body necessary to carry out the Reorganizations.
o A registration statement on Form N-14 will have been filed with the SEC and declared effective.
o The contract holders who are eligible to vote at the meeting will have approved the Agreement.
o The Acquired Funds will receive an opinion of tax counsel that the proposed Reorganizations will be tax-free for the Acquired Funds and for contract holders.

TERMINATION OF THE PLAN
The Plan and the transactions contemplated by it may be terminated and abandoned by resolutions of the Board of Trustees of the Acquired Funds or the Acquiring Funds at any time prior to closing. In the event of a termination, there will be no liability for damages on the part of either the Acquired Funds or the Acquiring Funds, or the directors, officers, or shareholders of the Acquired Funds or the Acquiring Funds.


TAX STATUS OF THE REORGANIZATIONS
The exchange of each Acquired Fund's assets for shares of each Acquiring Fund, and the subsequent distribution of those shares to the Acquired Fund shareholders, is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a)(1) of the Code. The Acquired Funds and the Acquiring Funds will receive an opinion of Dorsey & Whitney LLP, based in part on certain representations by the VIP Trust on behalf of both the Acquired Funds and the Acquiring Funds, substantially to the effect that:
|X| Each Reorganization will constitute a reorganization within the meaning of Section 368(a)(1) of the Code, and each Acquiring Fund and each Acquired Fund will qualify as a party to the reorganization within the meaning of Section 368(b) of the Code.
|X| Acquired Fund Shareholders will recognize no income, gain, or loss upon receipt, pursuant to the Reorganization, of Acquiring Fund Shares. Acquired Fund Shareholders subject to taxation will recognize income upon receipt of any


                                       28
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The Allianz Variable Insurance Products Trust * Proxy Statement/Prospectus *
                            July 31, 2007
--------------------------------------------------------------------------------
     net investment income or net capital gains of Acquired Fund which are distributed by Acquired Fund prior to the Closing. |X| The tax basis of Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be equal to the tax basis of the Acquired Fund Shares exchanged therefor.
|X| The holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will include the period during which Acquired Fund Shareholder held the Acquired Fund Shares exchanged therefor, provided that the Acquired Fund Shares were held as a capital asset at the Effective Time.
|X| Each Acquired Fund will recognize no income, gain or loss by reason of the Reorganization.
|X| Each Acquiring Fund will recognize no income, gain or loss by reason of the Reorganization.
|X| The tax basis of the assets received by each Acquiring Fund pursuant to the Reorganization will be the same as the basis of those assets in the hands of each Acquired Fund as of the Effective Time.
|X| The holding period of the assets received by each Acquiring Fund pursuant to the Reorganization will include the period during which such assets were held by such Acquired Fund.
|X| Each Acquiring Fund will succeed to and take into account the earnings and profits, or deficit in earning and profits, of the corresponding Acquired Fund as of the Effective Time.

REASONS FOR THE PROPOSED REORGANIZATIONS AND BOARD DELIBERATIONS
The Board believes that the proposed Reorganizations will be advantageous to Acquired Fund shareholders based on its consideration of the following matters:
o TERMS AND CONDITIONS OF THE REORGANIZATIONS. The Board considered the terms and conditions of the Reorganizations as described in the previous paragraphs.
o TAX CONSEQUENCES. The Board considered the tax-free nature of the Reorganizations.
o CONTINUITY OF INVESTMENT. The Board considered the compatibility of the Funds and the degree of similarity between the investment objectives and the principal investment strategies for each Acquired Fund and its corresponding Acquiring Fund. The Board considered the fact that each Acquired Fund and the corresponding Acquiring Fund have comparable investment objectives and, except as described in this proxy statement, investment strategies and policies that are substantially similar. The Board also took note of the fact that following the Reorganizations, shareholders of each Acquired Fund will be invested in a Fund holding a portfolio whose characteristics are similar to those of the portfolio currently held by the Acquired Fund, except as described in this proxy statement.

o EXPENSE RATIOS. The Board considered the relative expenses of the Funds. At December 31, 2006, the end of each Fund's most recent fiscal year, the total operating expenses for three of the four Acquired Funds was higher than the total operating expenses for the corresponding Acquiring Funds (in the case of both the VK Comstock Fund and the VK Mid Cap Growth Fund, before giving effect to a written agreement between the Manager and the Fund whereby the Manager has voluntarily reduced the management fee). In the case of the OCC Renaissance Fund, the total operating expenses were lower than the total operating expenses of the corresponding Acquiring Fund, the OCC Value Fund. For all four Acquiring Funds, the Board considered that the management fee is the same as (in the case the OCC Value Fund acquiring the OCC Renaissance Fund only), or lower than, the management fee of the Acquired Fund. In the case of the VK Mid Cap Growth Fund acquiring the VK Aggressive Growth Fund, the Board also considered that although both Funds' management fees have breakpoints at the same asset levels, the Acquiring Fund's management fee is lower at each breakpoint than those of the Acquired Fund. The board also noted that all the Funds have the same Distribution (12-b) Fees. The Board noted that the Acquiring Fund's Other Expenses are lower than those of the corresponding Acquired Fund's Other Expenses for three of the four proposed combinations. In the case of the Reorganization of the OCC Renaissance Fund in to the OCC Value Fund, the Acquiring Fund's Other Expenses are higher than Other Expenses for the corresponding Acquired Fund. However, the Board accorded considerable weight to the Manager's offer to put in place a voluntary management fee waiver, effective upon Closing and continuing through April 30, 2008, that would reduce the Acquiring Fund's management fee by 0.05% on assets between $250 million and $500 million and 0.10% on assets above $500 million. Therefore, the Board considered that, after taking into account the effect of the Reorganizations and the management fee waiver on the OCC Value Fund, each Acquiring Fund's total operating expenses are expected to decrease as reflected in the table below.

--------------------------------------------------------------------------------

                                       29
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust * Proxy Statement/Prospectus *
                            July 31, 2007
--------------------------------------------------------------------------------

     FUND
     ---------------------------------------------------------------------------
     AIM Basic Value Fund (Acquired Fund)                                1.11%
     ------------------------------------------------------------------ --------
     VK Comstock Fund -- Pro Forma with AIM Basic Value Fund             1.06%
     ------------------------------------------------------------------ --------

     ------------------------------------------------------------------ --------
     OCC Renaissance Fund (Acquired Fund)                                1.09%
     ------------------------------------------------------------------ --------
     OCC Value Fund -- Pro Forma with OCC Renaissance Fund               1.08%**
     ------------------------------------------------------------------ --------

     ------------------------------------------------------------------ --------
     VK Aggressive Growth Fund (Acquired Fund)                           1.29%
     ------------------------------------------------------------------ --------
     VK Mid Cap Growth Fund -- Pro Forma with VK Aggressive Growth Fund  1.14%
     ------------------------------------------------------------------ --------

     ------------------------------------------------------------------ --------
     VK Strategic Growth Fund (Acquired Fund)                            1.26%
     ------------------------------------------------------------------ --------
     Dreyfus Founders Equity Growth Fund -- Pro Forma with
     VK Strategic Growth Fund                                            1.14%
     ------------------------------------------------------------------ --------

     * Adjusted to reflect current fees that you pay if you buy and hold shares of the Acquired Funds or shares of the Acquiring Funds. The table also shows pro forma expenses of the Acquiring Funds assuming the proposed Reorganizations had been effective during the most recent fiscal year, adjusted to reflect current fees.


     **Total Operating Expenses reflects a written agreement between the Manager and the Fund, to be effective on the date of the Reorganization whereby the Manager has voluntarily reduced the management fee to 0.75% on the first $250 million of assets, 0.70% on assets from $250 million to $500 million, and 0.65% on assets over $500 million through April 30, 2008.


     The Board also considered that higher aggregate net assets resulting from the Reorganizations and the opportunity for net cash inflows, or reduced outflows, may reduce the risk that, if net assets of the Acquired Fund fail to grow, or diminish, its total expense ratio could rise from current levels as fixed expenses become a larger percentage of net assets. The Board noted that all of the Acquiring Funds are subject to expense limitation agreements that will remain in place through at least April 30, 2008, and are currently operating with expenses below the cap contained in the expense limitation agreements. Also, the Board noted that, except for the Dreyfus Founders Equity Growth Fund, none of the Acquiring Funds are currently subject to reimbursements to the Manager for expenses previously waived by the Manager.


o ECONOMIES OF SCALE. The Board considered the advantage of combining Funds with similar investment objective and substantially similar investment strategies. The Board believes that by combining the Funds, the combined fund can take advantage of the economies of scale associated with a larger fund. For example, a larger fund should have an enhanced ability to effect portfolio transactions on more favorable terms and should have greater investment flexibility. Furthermore, as indicated above, fixed expenses, such as audit expenses and accounting expenses that are charged on a per fund basis, will be reduced.
o COSTS. The Board noted that each Acquired Fund will bear the expenses of printing and mailing communications to the contract holders who beneficially owned its shares and that all other expenses of each Reorganization, including accounting, legal, and custodial expenses, will be allocated equally between the Acquired Fund and the corresponding Acquiring Fund. The Board considered the Manager's analysis showing that the reduction in annual operating expenses for each Acquired Fund and the corresponding Acquiring Fund resulting from the Reorganization is likely to be greater than the expenses of the Reorganization to be borne by that Acquired Fund or Acquiring Fund, as the case may be. The Board also noted the Manager's commitment to reimburse expenses related to each Reorganization to the extent that they exceed the estimated reduction in annual operating expenses of the Fund over the first year following the Closing.
o DILUTION. The Board considered the fact that the Reorganizations will not dilute the interests of the current contract holders with contract values allocated to subaccounts investing in the Acquired Funds because it would be effected on the basis of the relative net asset value per share of each Acquired Fund and the corresponding Acquiring Fund, respectively. Thus, subaccounts holding shares of an Acquired Fund will receive shares of the corresponding Acquiring Fund equal in value to their shares in the Acquired Fund.
o PERFORMANCE AND OTHER FACTORS. The Board considered the relative performance records of the Funds. The Board took into account the generally better overall track record of the Acquiring Funds, when compared to the Acquired Funds, over the past three to five years. While the Board was cognizant of the fact that an Acquiring Fund's past performance is no guarantee of its future results, it did recognize that the better overall track record of an Acquiring Fund could help attract more assets into the combined Fund and therefore could increase shareholder confidence in the combined Fund. The Board concluded that increased inflows, or reduced outflows, could lead to further economies of scale (see "Economies of Scale" above).


                                       30
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust * Proxy Statement/Prospectus *
                            July 31, 2007
--------------------------------------------------------------------------------

     The Board also considered the fact that each pair of Funds has similar investment objectives and similar investment strategies, and, absent the Reorganizations, each pair of Funds is likely to compete against each other for the same investor base and, thus, could draw assets away from the other Fund. Each Reorganization should allow for a concentrated selling effort thereby potentially benefiting both Funds. The Board further took into account the Manager's belief that each Acquired Fund, as a stand-alone Fund, was unlikely to experience significant growth in assets as a result of inflows.
o POTENTIAL EFFECTS ON THE MANAGER. The Board also considered the potential benefits from the Reorganizations that could be realized by the Manager. The Board recognized that the potential benefits to the Manager consist principally of economies of scale, for certain Reorganizations, and the elimination of expenses incurred in duplicative efforts to administer separate funds. The Board also noted, however, that shareholders of the Acquired Funds will benefit over time from any decrease in overall operating expense ratios resulting from the proposed Reorganizations. The Board noted that the proposed Reorganizations would affect the amount of management fees that the Manager retains after payment of the subadvisory fees as shown in the following table:

                                                                                        MANAGEMENT FEE
                                                                                        RETAINED AFTER
                                                                                          PAYMENT OF
                                                                                       SUBADVISORY FEE
                                                                                       (based on Assets
                                                                                     Under Management at
FUND                                                                                     12/31/2006)
-------------------------------------------------------------------------------- -----------------------
AZL Dreyfus Founders Equity Growth Fund (Acquiring Fund)                                 0.256%
-------------------------------------------------------------------------------- -----------------------
AZL Van Kampen Strategic Growth Fund (Acquired Fund)                                     0.250%
-------------------------------------------------------------------------------- -----------------------
      Weighted Average Before Reorganization                                             0.253%
-------------------------------------------------------------------------------- -----------------------
      AZL DREYFUS FOUNDERS EQUITY GROWTH FUND - PRO FORMA WITH AZL VAN KAMPEN            0.252%
      STRATEGIC GROWTH FUND
-------------------------------------------------------------------------------- -----------------------

-------------------------------------------------------------------------------- -----------------------
AZL OCC Value Fund  (Acquiring Fund)                                                     0.250%*
-------------------------------------------------------------------------------- -----------------------
AZL OCC Renaissance Fund (Acquired Fund)                                                 0.263%
-------------------------------------------------------------------------------- -----------------------
      Weighted Average Before Reorganization                                             0.258%*
-------------------------------------------------------------------------------- -----------------------
      AZL OCC VALUE FUND - PRO FORMA WITH AZL OCC RENAISSANCE FUND                       0.250%*
-------------------------------------------------------------------------------- -----------------------

-------------------------------------------------------------------------------- -----------------------
AZL Van Kampen Comstock Fund (Acquiring Fund)                                            0.320%
-------------------------------------------------------------------------------- -----------------------
AZL AIM Basic Value Fund (Acquired Fund)                                                 0.250%
-------------------------------------------------------------------------------- -----------------------
      Weighted Average Before Reorganization                                             0.305%
-------------------------------------------------------------------------------- -----------------------
      AZL VAN KAMPEN COMSTOCK FUND- PRO FORMA WITH AZL AIM BASIC VALUE FUND              0.321%
-------------------------------------------------------------------------------- -----------------------

-------------------------------------------------------------------------------- -----------------------
AZL Van Kampen Mid Cap Growth Fund  (Acquiring Fund)                                     0.304%
-------------------------------------------------------------------------------- -----------------------
AZL Van Kampen Aggressive Growth Fund (Acquired Fund)                                    0.250%
-------------------------------------------------------------------------------- -----------------------
      Weighted Average Before Reorganization                                             0.288%
-------------------------------------------------------------------------------- -----------------------
      AZL VAN KAMPEN MID CAP GROWTH FUND - PRO FORMA WITH AZL VAN KAMPEN                 0.309%
      AGGRESSIVE GROWTH FUND
-------------------------------------------------------------------------------- -----------------------

   * Based upon the voluntarily reduced management fee for the AZL OCC Value Fund of 0.75% on the first $250 million of assets, 0.70% on assets from $250 million to $500 million, and 0.65% on assets over $500 million to be effective on the date of the Reorganization through April 30, 2008.

    The Board noted that the VK Strategic Growth Fund (an Acquired Fund) is currently reimbursing the Manager for previously waived expenses and that effective on the date of the Reorganizations, the Manager will forego any future reimbursements to which it would be entitled under the Expense Limitation Agreement.

The Board did not assign relative weights to the foregoing factors or deem any one or group of them to be controlling in and of themselves.


BOARDS' DETERMINATIONS
After considering the factors described above and other relevant information, at a telephonic meeting held on June 6, 2007, and an in-person meeting held on June 13, 2007, the Board of Trustees of the Acquired Funds, including a majority of the independent Board members, found that participation in the Reorganizations is in the best interests of the Acquired Funds and that the interests of existing contract holders with contract values allocated to subaccounts investing in the Acquired Funds will not be diluted as a result of the Reorganizations.

The Board of Directors of the Acquiring Funds approved the Plan at the meeting held on June 13, 2007. Among other factors, the Board members considered the terms of the Plan, the provisions intended to avoid the dilution of contract holder


                                       31
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The Allianz Variable Insurance Products Trust * Proxy Statement/Prospectus *
                            July 31, 2007
--------------------------------------------------------------------------------
interests, and the anticipated tax consequences of the Reorganizations. The Board found that participation in the Reorganizations is in the best interests of the Acquiring Funds and that the interests of existing contract holders with contract values allocated to subaccounts investing in the Acquiring Funds will not be diluted as a result of the Reorganizations.



RECOMMENDATION AND VOTE REQUIRED
The Board recommends that contract owners who are entitled to vote at the meeting approve the proposed Plan. Approval of the Plan with respect to an Acquired Fund requires the affirmative vote, in person or by proxy, of a majority of the voting power of the outstanding shares of the Fund on the record date, August 3, 2007. Each share is entitled to one vote for each dollar, and a fractional vote for each fraction of a dollar, of net asset value per share held by a shareholder on the record date. In the event that shareholders of one or more of the Acquired Funds do not approve the Plan, the Reorganizations will proceed with respect only to those Acquired Funds that have approved the Plan, subject to certain other conditions having been met. If the Plan is not approved by any Acquired Fund, the Board will consider what further action should be taken.


If shareholder approval is obtained, the Reorganizations are scheduled to be effective on or about September 21, 2007.


                                       32
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The Allianz Variable Insurance Products Trust * Proxy Statement/Prospectus *
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

SECTION B -- PROXY VOTING AND SHAREHOLDER MEETING INFORMATION
REFERENCE TO THE "FUND" IN THIS SECTION IS A REFERENCE TO EACH OF THE ACQUIRED FUNDS.

A special meeting of shareholders of each of the Acquired Funds will be held as specified in the Notice of Special Meeting that accompanies this proxy statement/prospectus. At the meeting shareholders (the separate accounts) will vote their shares of the Acquired Funds.


You have the right to instruct Allianz Life and Allianz Life of NY (together, "Allianz") on how to vote the shares in the Fund(s) held under your variable annuity or variable life insurance contract. The number of Fund shares for which you may provide instructions will be based on the dollar amount of Fund shares that you own beneficially through the subaccount accumulation units and/or annuity units in your contract on the record date. Each accumulation unit or annuity unit represents a specified dollar value and a specified number of Fund shares. For each dollar of value, the contract owner is permitted to vote one Fund share. We count fractional votes. You will receive a separate voting instruction form for each Acquired Fund for which you are entitled to provide voting instructions. If you execute and return your voting instruction form(s), but do not provide voting instructions, Allianz will vote the shares underlying your contract in favor of the proposal described above. Allianz will vote any shares for which it does not receive a voting instruction form, and any shares which it or its affiliates hold for their own account, in proportionately the same manner as shares for which it has received voting instructions. Allianz will not require voting instructions for a minimum number of shares, and therefore a small number of shareholders could determine the outcome of any proposal.

For the Meeting to go forward, there must be a quorum. This means that at least 25% of a Fund's shares must be represented at the Meeting either in person or by proxy. Because Allianz is the only shareholder of the Fund, its presence at the Meeting in person or by proxy will meet the quorum requirement.


You may revoke your voting instructions up until voting results are announced at the Meeting or at any adjournment of the Meeting by giving written notice to Allianz prior to the Meeting by mail to Allianz Variable Insurance Products Trust, c/o Advisory Management, A 3-825, 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, by executing and returning to Allianz a voting instruction form with a later date, or by attending the Meeting and voting in person. If you need a new voting instruction form, please call the Fund at 1-800-950-5872 ext. 35857, and a new voting instruction form will be sent to you. If you return an executed form without voting instructions, your shares will be voted "FOR" the proposal.

Each Acquired Fund will pay all costs of solicitation, including the cost of preparing and mailing the Notice of a Special Meeting of Shareholders and this proxy statement/prospectus to contract holders. Representatives of the Manager, without cost to the Fund, also may solicit voting instructions from contract holders by means of mail, telephone, or personal calls.


DISSENTERS' RIGHTS OF APPRAISAL. There are no appraisal or dissenters' rights for shareholders of any Acquired Fund. Delaware law does not grant beneficiaries of statutory trusts who dissent from approval of the Reorganizations the right to demand an appraisal for their interests and payment of their fair cash value. As a result, shareholders who object to the Reorganizations do not have a right to demand a different payment for their shares of beneficial interest.

OTHER MATTERS. Management of the Funds knows of no other matters that may properly be, or that are likely to be, brought before the Meeting. However, if any other business shall properly come before the Meeting, the persons named on the voting instruction form intend to vote thereon in accordance with their best judgment.

ADJOURNMENT. In the event that voting instructions received by the time scheduled for the meeting are not sufficient to approve the Reorganizations, the representatives of Allianz Life and Allianz Life of NY (collectively, "Allianz") may move for one or more adjournments of the meeting for a period of not more than 120 days in the aggregate to allow further solicitation of voting instructions on the proposals. Any adjournment requires the affirmative vote of a majority of the voting power of the shares present at the meeting. The representatives of Allianz will vote in favor of adjournment. The Acquired Funds will pay the costs of any additional solicitation and of any adjourned meeting. A shareholder vote may be taken on one or more of the items in this proxy statement prior to adjournment if sufficient voting instructions have been received.


                                       33
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The Allianz Variable Insurance Products Trust * Proxy Statement/Prospectus *
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

SECTION C -- CAPITALIZATION, OWNERSHIP OF FUND SHARES AND OTHER FUND INFORMATION IN THIS SECTION REFERENCE TO THE "FUND" IS A REFERENCE TO EACH ACQUIRING FUND AND EACH ACQUIRED FUND AND REFERENCE TO THE "FUNDS" IS A REFERENCE TO ANY OR ALL OF THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS AS A GROUP.

This section contains the following information about the Funds:

TABLE         CONTENT
              (all information is shown for the fiscal year ended
               December 31, 2006, unless noted otherwise)

C-1 Actual and pro forma capitalization of the Acquired Funds and the Acquiring Funds

C-2           Actual and pro forma ownership of Fund shares




--------------------------------------------------------------------------------
CAPITALIZATION

The following table shows the capitalization of the Funds at December 31, 2006, and on a pro forma basis, assuming the proposed Reorganizations had taken place.


TABLE C-1. ACTUAL AND PRO FORMA CAPITALIZATION OF THE ACQUIRED FUNDS AND THE ACQUIRING FUNDS

-------------------------------------------------------- ----------------- ---------------- -----------------
                                                                              NET ASSET
                                                                                VALUE          SHARES
FUND                                                      NET ASSETS          PER SHARE       OUTSTANDING
-------------------------------------------------------- ----------------- ---------------- -----------------
AIM Basic Value Fund (Acquired Fund)*                      $185,176,974        $12.62           14,673,872
-------------------------------------------------------- ----------------- ---------------- -----------------
VK Comstock Fund (Acquiring Fund)                         $705,155,499         $12.00           58,765,470
-------------------------------------------------------- ----------------- ---------------- -----------------
Adjustments (a)                                              ($94,000)            --               758,122
-------------------------------------------------------- ----------------- ---------------- -----------------
VK Comstock Fund - Pro Forma with AIM Basic Value Fund    $890,238,473         $12.00           74,197,464
-------------------------------------------------------- ----------------- ---------------- -----------------

-------------------------------------------------------- ----------------- ---------------- -----------------
OCC Renaissance Fund (Acquired Fund)*                      $342,918,968        $13.08           26,217,485
-------------------------------------------------------- ----------------- ---------------- -----------------
OCC Value Fund (Acquiring Fund)                           $246,575,023         $14.62           16,863,449
-------------------------------------------------------- ----------------- ---------------- -----------------
Adjustments (a)                                             ($176,000)            --            (2,765,107)
-------------------------------------------------------- ----------------- ---------------- -----------------
OCC Value Fund - Pro Forma with OCC Renaissance Fund      $589,317,991         $14.62           40,315,827
-------------------------------------------------------- ----------------- ---------------- -----------------

-------------------------------------------------------- ----------------- ---------------- -----------------
VK Aggressive Growth Fund (Acquired Fund)*                 $ 99,604,473        $ 9.12           10,917,702
-------------------------------------------------------- ----------------- ---------------- -----------------
VK Mid Cap Growth Fund (Acquiring Fund)                   $305,006,146         $13.48           22,629,044
-------------------------------------------------------- ----------------- ---------------- -----------------
Adjustments (a)                                              ($74,000)            --            (3,527,781)
-------------------------------------------------------- ----------------- ---------------- -----------------
VK Mid Cap Growth Fund - Pro Forma with VK Aggressive     $404,536,619         $13.48           30,018,965
Growth Fund
-------------------------------------------------------- ----------------- ---------------- -----------------

-------------------------------------------------------- ----------------- ---------------- -----------------
VK Strategic Growth Fund (Acquired Fund)*                  $168,172,216        $ 9.23           18,220,044
-------------------------------------------------------- ----------------- ---------------- -----------------
Dreyfus Founders Equity Growth Fund (Acquiring Fund)      $120,849,167         $10.52           11,487,620
-------------------------------------------------------- ----------------- ---------------- -----------------
Adjustments (a)                                              ($92,000)            --            (2,233,887)
-------------------------------------------------------- ----------------- ---------------- -----------------
Dreyfus Founders Equity Growth Fund - Pro Forma with      $288,929,383         $10.52           27,473,777
VK Strategic Growth Fund
-------------------------------------------------------- ----------------- ---------------- -----------------

* The number of Fund shares for which you may provide instructions will be based on the dollar amount of Acquired Fund shares that you own beneficially through the subaccount accumulation units and/or annuity units in your contract on the record date.

a The adjustment to net assets represents the impact as a result of the estimated reorganization fees and expenses that will be paid by the Funds, and the adjustment to shares outstanding represents the impact as a result of the shares being issued by the Acquiring Fund to the Acquired Fund shareholders.


                                       34
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The Allianz Variable Insurance Products Trust * Proxy Statement/Prospectus *
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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OWNERSHIP OF FUND SHARES

The following table provides information on shareholders who owned more than 5% of each Fund's outstanding shares at June 30, 2007. At June 30, 2007, officers and directors of the Fund as a group owned less than 1% of the outstanding shares of the Fund.

TABLE C-2.  ACTUAL AND PRO FORMA OWNERSHIP OF FUND SHARES

---------------------------------------- ------------------------------ ------------------------ ------------------------
FUND                                               5% OWNERS            PERCENT OF SHARES HELD   PERCENT OF SHARES HELD
                                                                                                      FOLLOWING THE
                                                                                                     REORGANIZATION
---------------------------------------- ------------------------------ ------------------------ ------------------------
AIM Basic Value Fund                         Allianz Life Variable              97.14%                     N/A
                                                   Account B
---------------------------------------- ------------------------------ ------------------------ ------------------------
VK Comstock Fund                             Allianz Life Variable              98.54%                   98.25%
                                                   Account B
---------------------------------------- ------------------------------ ------------------------ ------------------------

---------------------------------------- ------------------------------ ------------------------ ------------------------
OCC Renaissance Fund                         Allianz Life Variable              98.48%                     N/A
                                                   Account B
---------------------------------------- ------------------------------ ------------------------ ------------------------
OCC Value Fund                               Allianz Life Variable              97.55%                   98.10%
                                                   Account B
---------------------------------------- ------------------------------ ------------------------ ------------------------

---------------------------------------- ------------------------------ ------------------------ ------------------------
VK Aggressive Growth Fund                    Allianz Life Variable              98.52%                     N/A
                                                   Account B
---------------------------------------- ------------------------------ ------------------------ ------------------------
VK Mid Cap Growth Fund                       Allianz Life Variable              98.13%                   98.31%
                                                   Account B
---------------------------------------- ------------------------------ ------------------------ ------------------------

---------------------------------------- ------------------------------ ------------------------ ------------------------
VK Strategic Growth Fund                     Allianz Life Variable              98.87%                     N/A
                                                   Account B
---------------------------------------- ------------------------------ ------------------------ ------------------------
Dreyfus Founders Equity Growth Fund          Allianz Life Variable
                                                   Account B                    97.94%                   97.45%
---------------------------------------- ------------------------------ ------------------------ ------------------------



                                       35
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The Allianz Variable Insurance Products Trust * Proxy Statement/Prospectus *
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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXHIBIT A --AGREEMENT AND PLAN OF REORGANIZATION


THIS AGREEMENT AND PLAN OF REORGANIZATION dated as of June 13, 2007, (the "Agreement") is by and among the Allianz Variable Insurance Products Trust (the "VIP Trust" or the "Selling Trust"), a Delaware statutory trust, on behalf of its series, the AZL AIM Basic Value Fund, the AZL OCC Renaissance Fund, the AZL Van Kampen Aggressive Growth Fund, and the AZL Van Kampen Strategic Growth Fund (the "Acquired Funds"), and the same statutory trust (in this role, the "Buying Trust") on behalf of its series, the AZL Van Kampen Comstock Fund, the AZL OCC Value Fund, the AZL Van Kampen Mid Cap Growth Fund, and the AZL Dreyfus Founders Equity Growth Fund (the "Acquiring Funds"), and Allianz Life Advisers, LLC (solely for the purposes of Section 10 of the Agreement).


The following table shows the name of each Acquired Fund and the corresponding Acquiring Fund that will be parties to a reorganization.

------------------------------------- ----------------------------------------
            ACQUIRED FUNDS                        ACQUIRING FUNDS
------------------------------------- ----------------------------------------
       AZL AIM Basic Value Fund             AZL Van Kampen Comstock Fund
------------------------------------- ----------------------------------------
       AZL OCC Renaissance Fund                  AZL OCC Value Fund
------------------------------------- ----------------------------------------
AZL Van Kampen Aggressive Growth Fund    AZL Van Kampen Mid Cap Growth Fund
------------------------------------- ----------------------------------------
 AZL Van Kampen Strategic Growth Fund AZL Dreyfus Founders Equity Growth Fund
------------------------------------- ----------------------------------------

--------------------------------------------------------------------------------

This Agreement shall be treated as if each reorganization between an Acquired Fund and its corresponding Acquiring Fund contemplated hereby had been the subject of a separate agreement.

In consideration of their mutual promises, the parties agree as follows:
1. SHAREHOLDER APPROVAL. The Acquired Funds will call a meeting of their shareholders for the purpose of approving the Agreement and the transactions it contemplates. Each reorganization between an Acquiring Fund and the corresponding Acquired Fund is referred to hereinafter as a "Reorganization," and such reorganizations are referred to collectively as the "Reorganizations." The Acquiring Funds agree to furnish data and information, as reasonably requested, for the proxy statement to be furnished to shareholders of the Acquired Funds.

2.   REORGANIZATIONS.
     a. Plan of Reorganization. Each Reorganization will be a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the "Code"). At the Closing, the Selling Trust will convey all of the assets of the Acquired Funds to their respective Acquiring Funds. The Acquiring Funds will assume all liabilities of their respective Acquired Funds. At the Closing, the Buying Trust will deliver shares of the Acquiring Funds (the "Acquisition Shares"), including fractional shares, to the Selling Trust. The number of shares will be determined by dividing the aggregate net asset value of the shares of each Acquired Fund, computed as described in Section 3(a), by the net asset value of one share of the corresponding Acquiring Fund, computed as described in Section 3(b). No Acquired Fund will pay a sales charge on the receipt of Acquiring Fund shares in exchange for the assets of the Acquired Fund. In addition, the separate account shareholders of the Acquired Funds will not pay a sales charge on distribution to them of shares of the Acquiring Funds.
     b. Closing and Effective Time of the Reorganizations. The Reorganizations and all related acts necessary to complete the Reorganizations (the "Closing") will occur on the first day on which the New York Stock Exchange (the "NYSE") is open for business following approval of contract holders of the Acquired Funds and receipt of all necessary regulatory approvals, or such later date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date of the Closing or at such other time as an authorized officer of the VIP Trust shall determine (the "Effective Time"). In the event that shareholders of one or more of the Acquired Funds do not approve the Plan, the Reorganizations will proceed with respect only to those Acquired Funds that have approved the Plan, subject to the relevant conditions in Sections 7 and 8 of this Agreement having been met.

                                      A-1
 The Allianz Variable Insurance Products Trust Proxy Statement/Prospectus
                             July 31, 2007

3.   VALUATION.
     a. The aggregate net asset value of the shares of each Acquired Fund will be computed as of the close of regular trading on the NYSE on the day of Closing (the "Valuation Date") using the valuation procedures in such Acquired Fund's prospectus.
     b. The net asset value per share of shares of each Acquiring Fund will be determined as of the close of regular trading on the NYSE on the Valuation Date, using the valuation procedures in such Acquiring Fund's prospectus.
     c. At the Closing, each Acquired Fund will provide the corresponding Acquiring Fund with a copy of the computation showing the valuation of the aggregate net asset value of the shares of the Acquired Fund on the Valuation Date. Each Acquiring Fund will provide the corresponding Acquired Fund with a copy of the computation showing the determination of the net asset value per share of shares of the Acquiring Fund on the Valuation Date.

4.      LIQUIDATION AND DISSOLUTION OF THE ACQUIRED FUNDS.
     a. As soon as practicable after the Valuation Date, the Selling Trust will liquidate the Acquired Funds and distribute shares of each Acquiring Fund to the corresponding Acquired Fund's shareholders of record. Each Acquiring Fund will establish shareholder accounts in the names of each corresponding Acquired Fund shareholder, representing the respective pro rata number of full and fractional shares of the Acquiring Fund due to each shareholder. All issued and outstanding shares of the Acquired Funds will simultaneously be canceled on the books of the Selling Trust. Each Acquiring Fund or its transfer agent will establish shareholder accounts in accordance with instructions from the Selling Trust.
     b. Immediately after the Valuation Date, the share transfer books of the Selling Trust relating to the Acquired Funds will be closed and no further transfer of shares will be made.
     c. Promptly after the distribution, each Acquiring Fund or its transfer agent will notify each shareholder of the corresponding Acquired Fund of the number of shares distributed to the shareholder and confirm the registration in the shareholder's name.
     d. As promptly as practicable after the liquidation of the Acquired Funds, and in no event later than twelve months from the date of the Closing, the Acquired Funds will be dissolved.

5. REPRESENTATIONS, WARRANTIES, AND COVENANTS OF THE BUYING TRUST. The Buying Trust represents and warrants to the Acquired Funds as follows:
     a.  Organization, Existence, Registration as Investment Company. The
         Buying Trust is a statutory trust duly organized, validly existing, and in good standing under the laws of the state of Delaware; has the power to carry on its business as it is now being conducted; and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, management investment company. Each Acquiring Fund is a series of the Buying Trust.
     b. Capitalization. The Buying Trust has authorized capital of an unlimited number of shares of beneficial interest. All of the outstanding shares of beneficial interest have been duly authorized and are validly issued, fully paid, and non-assessable. Since the Acquiring Funds are engaged in the continuous offering and redemption of their shares, the number of outstanding shares may vary daily.
     c. Financial Statements. The audited financial statements of each Acquiring Fund as of the end of the last fiscal year and the subsequent unaudited semi-annual financial statements, if any (the "Acquiring Fund Financial Statements"), fairly present the financial position of such Acquiring Fund, and the results of its operations and changes in its net assets for the periods shown.
     d. Shares to Be Issued upon Reorganization. The shares of beneficial interest to be issued in connection with the Reorganizations will be duly authorized and, at the time of the Closing, will be validly issued, fully paid, and non-assessable.
     e. Authority Relative to the Agreement. The Buying Trust has the power to enter into and carry out the obligations described in this Agreement. This Agreement and the transactions contemplated by it have been duly authorized by the Board of Trustees of the Buying Trust, and no other proceedings by the Buying Trust or the Acquiring Funds are necessary under the Buying Trust's Agreement and Declaration of Trust or By-Laws (the "Governing Documents").

                                      A-2
 The Allianz Variable Insurance Products Trust Proxy Statement/Prospectus
                             July 31, 2007

     f. No Violation. The Buying Trust is not in violation of its Governing Documents or in default in the performance of any material agreement to which it is a party. The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with, or constitute a breach of, any material contract or other instrument to which any Acquiring Fund is subject. The transactions will not result in any violation of the provisions of the Governing Documents or any law, administrative regulation, or administrative or court decree applicable to any Acquiring Fund.
     g.  Liabilities. There are no liabilities of any Acquiring Fund other than:
         (1) liabilities disclosed in the Acquiring Fund Financial Statements,
         (2) liabilities incurred in the ordinary course of business subsequent to the date of the latest annual or semi-annual financial statements, or
         (3) liabilities previously disclosed to the corresponding Acquired Fund, none of which has been materially adverse to the business, assets, or results of operation of the Acquiring Fund.
     h. Litigation. There is no litigation, administrative proceeding, or investigation before any court or governmental body currently pending or, to the knowledge of any Acquiring Fund, threatened, that would materially and adversely affect the Acquiring Fund, its financial condition, or the conduct of its business, or that would prevent or hinder completion of the transactions contemplated by this Agreement. No Acquiring Fund knows of facts that might form the basis for the institution of any such litigation, proceeding, or investigation, and no Acquiring Fund is a party to or subject to the provisions of any order, decree, or judgment.
     i. Contracts. Except for contracts and agreements previously disclosed to the Selling Trust, no Acquiring Fund is a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit.
     j. Taxes. Each Acquiring Fund has qualified as a regulated investment company under the Internal Revenue Code with respect to each taxable year since commencement of its operations and will qualify as a regulated investment company at all times through the Closing. As of the Closing, each Acquiring Fund will (i) have timely filed all federal and other tax returns and reports that have been required to be filed and such returns and reports have been true, accurate, and complete,
         (ii) have paid or provided for payment of all federal and other taxes required to be shown as due on such returns or on any assessments received, (iii) except as disclosed to the corresponding Acquired Fund, not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and (iv) except as disclosed to the corresponding Acquired Fund, not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.
     k. Registration Statement. The Acquiring Funds will file a registration statement on Form N-14 (the "Registration Statement") with the Securities and Exchange Commission under the Securities Act of 1933 (the "1933 Act") relating to the shares of beneficial interest to be issued in the Reorganizations. At the time that the Registration Statement becomes effective, at the time of the Acquired Funds' shareholders' meetings, and at the Closing, the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, none of the representations and warranties in this subsection applies to statements in, or omissions from, the Registration Statement made in reliance on information furnished by the Acquired Funds for use in the Registration Statement.

6. REPRESENTATIONS, WARRANTIES AND COVENANTS OF THE SELLING TRUST. The Selling Trust represents and warrants to the Acquiring Funds as follows:
     a. Organization, Existence, Registration as Investment Company. The Selling Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the state of Delaware; has the power to carry on its business as it is now being conducted; and is registered under the 1940 Act as an open-end, management investment company. Each Acquired Fund is a series of the Selling Trust.
     b. Capitalization. The Selling Trust has authorized capital of an unlimited number shares of beneficial interest. All of the outstanding shares of beneficial interest have been duly authorized and are validly issued, fully paid, and non-assessable. Since the Acquired Funds are engaged in the continuous offering and redemption of their shares, the number of outstanding shares may vary daily.
     c. Financial Statements. The audited financial statements of each Acquired Fund as of the end of the last fiscal year, and the subsequent unaudited semi-annual financial statements, if any (the "Acquired Fund Financial Statements"), fairly present the financial position of such Acquired Fund, and the results of its operations and changes in its net assets for the periods shown.

                                      A-3
 The Allianz Variable Insurance Products Trust Proxy Statement/Prospectus
                             July 31, 2007

     d. Authority Relative to the Agreement. The Selling Trust has the power to enter into and to carry out its obligations under this Agreement. This Agreement and the transactions contemplated by it have been duly authorized by the Board of Directors of the Selling Trust, the shareholders meetings referred to in Section 6(k) will be called and held, and no other proceedings by the Selling Trust or the Acquired Funds are necessary under the Selling Trust's Governing Documents.
     e. No Violation. The Selling Trust is not in violation of its Agreement and Declaration of Trust or By-Laws (the "Governing Documents") or in default in the performance of any material agreement to which it is a party. The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with, or constitute a breach of, any material contract or other instrument to which any Acquired Fund is subject. The transactions will not result in any violation of the provisions of the Governing Documents or any law, administrative regulation, or administrative or court decree applicable to any Acquired Fund.
     f.  Liabilities. There are no liabilities of any Acquired Fund other than:
         (1) liabilities disclosed in the Acquired Fund Financial Statements,
         (2) liabilities incurred in the ordinary course of business subsequent to the date of the latest annual or semi-annual financial statements, or
         (3) liabilities previously disclosed to the corresponding Acquiring Fund, none of which has been materially adverse to the business, assets, or results of operation of the Acquired Fund.
     g. Litigation. There is no litigation, administrative proceeding, or investigation before any court or governmental body currently pending or, to the knowledge of any Acquired Fund, threatened, that would materially and adversely affect the Acquired Fund, its financial condition, or the conduct of its business, or that would prevent or hinder completion of the transactions contemplated by this Agreement. No Acquired Fund knows of facts that might form the basis for the institution of any such litigation, proceeding, or investigation and no Acquired Fund is a party to or subject to the provisions of any order, decree, or judgment.
     h. Contracts. Except for contracts and agreements previously disclosed to the Buying Trust, no Acquired Fund is a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit.
     i. Taxes. Each Acquired Fund has qualified as a regulated investment company under the Internal Revenue Code with respect to each taxable year since commencement of its operations and will qualify as a regulated investment company at all times through the Closing. As of the Closing, each Acquired Fund will (i) have timely filed all federal and other tax returns and reports that have been required to be filed and all such returns and reports are true, accurate, and complete, (ii) have paid or provided for payment of all federal and other taxes required to be shown as due on such returns or on any assessments received, (iii) except as disclosed to the corresponding Acquiring Fund, not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and (iv) except as disclosed to the corresponding Acquiring Fund, not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.
     j. Fund Securities. All securities listed in the schedules of investments of the Acquired Funds as of the Closing will be owned by the Acquired Funds free and clear of any encumbrances, except as indicated in the schedule.
     k. Shareholders' Meetings; Registration Statement. The Acquired Funds will call and hold shareholders' meetings at which their shareholders will consider and act upon the transactions contemplated by this Agreement. The Acquired Funds will cooperate with the Acquiring Funds and will furnish information relating to the Selling Trust and the Acquired Funds required in the Registration Statement. At the time that the Registration Statement becomes effective, at the time of the shareholders' meeting, and at the Closing, the Registration Statement, as it relates to the Selling Trust or the Acquired Funds, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, the representations and warranties in this subsection apply only to statements in or omissions from the Registration Statement made in reliance upon information furnished by the Selling Trust or the Acquired Funds for use in the Registration Statement.

7. CONDITIONS TO OBLIGATIONS OF THE BUYING TRUST. The obligations of the Buying Trust with respect to the Reorganizations are subject to the satisfaction of the following conditions:
     a. Contract Holder Approval. This Agreement will have been approved by the affirmative vote of the holders of the majority of the voting power of all Acquired Funds shares entitled to vote.

                                      A-4
 The Allianz Variable Insurance Products Trust Proxy Statement/Prospectus
                             July 31, 2007

     b. Representations, Warranties, and Agreements. The Selling Trust and the Acquired Funds will have complied with this Agreement, and each of the representations and warranties in this Agreement will be true in all material respects as of the Closing. An officer of the Selling Trust will provide a certificate to the Acquiring Funds confirming that, as of the Closing, the representations and warranties set forth in Section 6 are true and correct and that there have been no material adverse changes in the financial condition, results of operations, business, properties, or assets of any Acquired Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of the Selling Trust, and delivered to the corresponding Acquiring Fund on or prior to the last business day before the Closing. A decline in the value of the securities owned by an Acquired Fund will not constitute a "material adverse change" for purposes of the foregoing sentence.
     c.  Regulatory Approvals.
         (1) The Registration Statement referred to in Section 5(k) will be effective and no stop orders under the 1933 Act will have been issued.
         (2) All necessary approvals, consents, and exemptions from federal and state regulatory authorities will have been obtained.
     d. Opinion of Counsel. The Buying Trust will have received an opinion of counsel for the Selling Trust, dated as of the Closing, to the effect that (i) the Selling Trust is a statutory trust duly organized and validly existing under the laws of the state of Delaware and is an open-end investment company registered under the 1940 Act; (ii) each Acquired Fund is a series of the Selling Trust; (iii) this Agreement and the Reorganization have been duly authorized and approved by all requisite action of the Selling Trust and the Acquired Funds, and this Agreement has been duly executed by, and is a valid and binding obligation of, the Selling Trust.
     e. Declaration of Dividend. Each Acquired Fund, prior to the Closing, will have declared a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to the shareholders of such Acquired Fund (i) all of the excess of (x) such Acquired Fund's investment income excludable from gross income under
         Section 103 of the Code over (y) such Acquired Fund's deductions disallowed under Sections 265 and 171 of the Code, (ii) all of such Acquired Fund's investment company taxable income as defined in Section 852 of the Code (in each case computed without regard to any deduction for dividends paid) and (iii) all of such Acquired Fund's net capital gain realized (after reduction for any capital loss carryover), in each case for the current taxable year (which will end on the Closing date) and any preceding taxable years for which such a dividend is eligible to be made under Section 855 of the Code.

8. CONDITIONS TO OBLIGATIONS OF THE SELLING TRUST. The obligations of the Selling Trust with respect to the Reorganizations are subject to the satisfaction of the following conditions:

     a. Contract Holder Approval. This Agreement will have been approved by the affirmative vote of the holders of the majority of the voting power of all Acquired Fund shares entitled to vote.

     b. Representations, Warranties, and Agreements. The Acquiring Funds will have complied with this Agreement and each of the representations and warranties in this Agreement will be true in all material respects as of the Closing. An officer of the Buying Trust will provide a certificate to the Acquired Funds confirming that, as of the Closing, the representations and warranties set forth in Section 5 are true and correct and that there have been no material adverse changes in the financial condition, results of operations, business, properties, or assets of any Acquiring Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of the Buying Trust, and delivered to the corresponding Acquired Fund on or prior to the last business day before the Closing. A decline in the value of the securities owned by an Acquiring Fund will not constitute a "material adverse change" for purposes of the foregoing sentence.
     c.  Regulatory Approvals.
         (1) The Registration Statement referred to in Section 5(k) will be effective and no stop orders under the 1933 Act will have been issued.
         (2) All necessary approvals, consents, and exemptions from federal and state regulatory authorities will have been obtained.
     d. Opinion of Counsel. The Selling Trust will have received the opinion of counsel for the Buying Trust, dated as of the Closing, to the effect that (i) the Buying Trust is a statutory trust duly organized and validly existing under the laws of the state of Delaware and is an open-end investment company registered under the 1940 Act; (ii)

                                      A-5
 The Allianz Variable Insurance Products Trust Proxy Statement/Prospectus
                             July 31, 2007
         each Acquiring Fund is a series of the Buying Trust; (iii) this Agreement and the Reorganization have been authorized and approved by all requisite action of the Buying Trust and the Acquiring Funds, and this Agreement has been duly executed by, and is a valid and binding obligation of, the Buying Trust; and (iv) the shares to be issued in the Reorganizations are duly authorized and upon issuance in accordance with this Agreement will be validly issued, fully paid, and non-assessable shares of the Acquiring Funds.

9. FURTHER CONDITIONS TO THE OBLIGATIONS OF THE BUYING TRUST AND THE SELLING TRUST. As a further condition to the obligations of the VIP Trust on behalf of both the Acquired Funds and the Acquiring Funds hereunder, the VIP Trust, on behalf of both the Acquired Funds and the Acquiring Funds, shall have received the opinion of Dorsey & Whitney LLP addressed to the VIP Trust on behalf of both the Acquired Funds and the Acquiring Funds, dated as of the date of the Closing, and based in part on representations to be furnished by the VIP Trust on behalf of the Acquired Funds and the Acquiring Funds, substantially to the effect that:
     a. Each Reorganization will constitute a reorganization within the meaning of Section 368(a)(1) of the Code, and each Acquiring Fund and each Acquired Fund will qualify as a party to the reorganization within the meaning of Section 368(b) of the Code.
     b. Acquired Fund Shareholders will recognize no income, gain, or loss upon receipt, pursuant to the Reorganizations, of Acquiring Fund Shares. Acquired Fund Shareholders subject to taxation will recognize income upon receipt of any net investment income or net capital gains of Acquired Fund which are distributed by Acquired Fund prior to the Closing.
     c. The tax basis of Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganizations will be equal to the tax basis of the Acquired Fund Shares exchanged therefor.
     d. The holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganizations will include the period during which Acquired Fund Shareholder held the Acquired Fund Shares exchanged therefor, provided that the Acquired Fund Shares were held as a capital asset at the Effective Time.
     e. Each Acquired Fund will recognize no income, gain or loss by reason of the Reorganization.
     f. Each Acquiring Fund will recognize no income, gain or loss by reason of the Reorganization.
     g. The tax basis of the assets received by each Acquiring Fund pursuant to the Reorganization will be the same as the basis of those assets in the hands of each Acquired Fund as of the Effective Time.
     h. The holding period of the assets received by each Acquiring Fund pursuant to the Reorganization will include the period during which such assets were held by such Acquired Fund.
     i. Each Acquiring Fund will succeed to and take into account the earnings and profits, or deficit in earning and profits, of the corresponding Acquired Fund as of the Effective Time.
10. AMENDMENT; TERMINATION; NON-SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS.
     a. This Agreement may be amended in writing if authorized by the respective Boards of Trustees. The Agreement may be amended at any time before or after approval by the shareholders of the Acquired Funds, but after shareholder approval, no amendment shall be made that substantially changes the terms of Sections 2 or 3.
     b. At any time prior to the Closing, any of the parties may waive in writing (i) any inaccuracies in the representations and warranties made to it and (ii) compliance with any of the covenants or conditions made for its benefit. However, neither party may waive the requirement to obtain shareholder approval or the requirement to obtain a tax opinion.
     c. The Selling Trust may terminate this Agreement at any time prior to the Closing by notice to the Buying Trust if a material condition to its performance or a material covenant of the Buying Trust on behalf of the Acquiring Fund is not fulfilled on or before the date specified for its fulfillment or a material breach of this Agreement is made by the Buying Trust on behalf of the Acquiring Fund and is not cured.
     d. The Buying Trust may terminate this Agreement at any time prior to the Closing by notice to the Selling Trust if a material condition to its performance or a material covenant of the Selling Trust on behalf of the Acquired Fund is not fulfilled on or before the date specified for its fulfillment or a material breach of this Agreement is made by the Selling Trust on behalf of the Acquired Fund and is not cured.
     e. This Agreement may be terminated by any party at any time prior to the Closing, whether before or after approval by the shareholders of the Acquired Fund, without any liability on the part of either party or its respective trustees, officers, or shareholders, on written notice to the other party, and shall be terminated without

                                      A-6
 The Allianz Variable Insurance Products Trust Proxy Statement/Prospectus
                             July 31, 2007
         liability as of the close of business on December 31, 2007, or a later date agreed upon by the parties, if the Closing has not taken place on or prior to that date.
     f. The representations, warranties, and covenants contained in this Agreement, or in any document delivered in connection with this Agreement, will survive the Reorganizations.

11. EXPENSES. All fees paid to governmental authorities for the registration or qualification of the Acquiring Fund Shares and all transfer agency costs related to the shares of the Acquiring Fund Shares shall be allocated to the corresponding Acquiring Fund. All fees and expenses related to printing and mailing communications to shareholders and beneficial owners of shares of the Acquired Funds shall be allocated to the respective Acquired Fund. All of the other expenses of the transactions required for each Reorganization, including without limitation, accounting, legal, and custodial expenses, shall be allocated equally between each respective Acquired Fund and the corresponding Acquiring Fund. The expenses specified in this Section shall be borne by the Fund to which they are allocated, except that Allianz Life Advisers, LLC shall bear such expenses to the extent such expenses exceed the anticipated reduction in expenses borne by the Fund's shareholders over the one-year period beginning on the day after the Closing. In the event that the Closing does not occur, Allianz Life Advisers, LLC shall bear all such expenses.

12.  GENERAL.
     a. Headings. The headings contained in this Agreement are for reference purposes only and will not affect the meaning or interpretation of this Agreement. Nothing in this Agreement is intended to confer upon any other person any rights or remedies by reason of this Agreement.
     b. Governing Law. This Agreement will be governed by the laws of the state of Minnesota.

13. INDEMNIFICATION. Each party will indemnify and hold the other and its officers and trustees (each an "Indemnitee") harmless from and against any liability or other cost and expense, in connection with the defense or disposition of any action, suit, or other proceeding, before any court or administrative or investigative body in which the Indemnitee may be involved as a party, with respect to actions taken under this Agreement. However, no Indemnitee will be indemnified against any liability or expense arising by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Indemnitee's position.

                                      A-7
 The Allianz Variable Insurance Products Trust Proxy Statement/Prospectus
                             July 31, 2007

IN WITNESS WHEREOF, each of the parties has caused this Agreement to be signed.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

on behalf of AZL(SM) AIM Basic Value Fund, AZL(SM) OCC Renaissance Fund, AZL(SM) Van Kampen Aggressive Growth Fund, and AZL(SM) Van Kampen Strategic Growth Fund




By /s/ Jeffrey W. Kletti
Jeffrey W. Kletti


President



ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

on behalf of AZL(SM) Van Kampen Comstock Fund, AZL(SM) OCC Value Fund, AZL(SM) Van Kampen Mid Cap Growth Fund, and AZL(SM) Dreyfus Founders Equity Growth Fund




By /s/ Jeffrey W. Kletti
Jeffrey W. Kletti
President




The undersigned is a party to this Agreement for purposes of Section 11 only.

ALLIANZ LIFE ADVISERS, LLC




By /s/ Brian Muench
Brian Muench
Vice President


                                      A-8
 The Allianz Variable Insurance Products Trust Proxy Statement/Prospectus
                             July 31, 2007





                       STATEMENT OF ADDITIONAL INFORMATION


                          ACQUISITION OF THE ASSETS OF
                          AZL(SM) AIM BASIC VALUE FUND
                          AZL(SM) OCC RENAISSANCE FUND
                    AZL(SM) VAN KAMPEN AGGRESSIVE GROWTH FUND
                    AZL(SM) VAN KAMPEN STRATEGIC GROWTH FUND


                        BY AND IN EXCHANGE FOR SHARES OF
                        AZL(SM) VAN KAMPEN COMSTOCK FUND
                             AZL(SM) OCC VALUE FUND
                     AZL(SM) VAN KAMPEN MID CAP GROWTH FUND
                   AZL(SM) DREYFUS FOUNDERS EQUITY GROWTH FUND



                                EACH A "FUND" OF
             ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST (THE "TRUST")
                                  July 31, 2007


This Statement of Additional Information relates specifically to the reorganization of the four series of the Trust identified above (each an "Acquired Fund") into the respective series of the Trust identified above (each an "Acquiring Fund"). Pursuant to this reorganization each Acquiring Fund would acquire all of the assets of a corresponding Acquired Fund that has substantially similar investment objectives and strategies, except as otherwise described in the Proxy Statement/Prospectus dated July 31, 2007, and Acquiring Fund shares would be distributed proportionately by each Acquired Fund to the holders of its shares in complete liquidation of the Acquired Fund. For the name of the Acquiring Fund(s) into which your Acquired Fund(s) would be reorganized see the cover page of the Proxy Statement/Prospectus.

This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated July 31, 2007, relating to the matters referenced above may be obtained without charge by writing the Trust at 3435 Stelzer Road, Columbus, OH 43219, or by calling toll free 1-877-833-7113. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS

This Statement of Additional Information is accompanied by the following document, which contains additional information about the Acquiring Funds and the Acquired Funds and which is incorporated by reference herein:

              Statement of Additional Information dated May 1, 2007, of Allianz Variable Insurance Products Trust (the "Trust") in the form filed by the Trust with the Securities and Exchange Commission (the "SEC") on April 30, 2007, pursuant to Rule 497 (Registration Nos. 333-83423 and 811-9491), EDGAR Accession Number 0001091439-07-000009.





--------------------------------------------------------------------------------
FINANCIAL INFORMATION

Historical financial information regarding the Acquiring Funds and the Acquired Funds is included in the following documents, which accompany this Statement of Additional Information and which are incorporated by reference herein:

                                 ACQUIRING FUNDS

                  The AZL(SM) Dreyfus Founders Equity Growth Fund's Annual Report for the fiscal year ended December 31, 2006, in the form filed by the Trust with the SEC on April 17, 2007, EDGAR Accession Number 0000950152-07-002018.

                  The AZL(SM) OCC Value Fund's Annual Report for the fiscal year ended December 31, 2006, in the form filed by the Trust with the SEC on April 17, 2007, EDGAR Accession Number 0000950152-07-002018.

                  The AZL(SM) Van Kampen Comstock Fund's Annual Report for the fiscal year ended December 31, 2006, in the form filed by the Trust with the SEC on April 17, 2007, EDGAR Accession Number 0000950152-07-002018.

                  The AZL(SM) Van Kampen Mid Cap Growth Fund's Annual Report for the fiscal year ended December 31, 2006, in the form filed by the Trust with the SEC on April 17, 2007, EDGAR Accession Number 0000950152-07-002018.



                                 ACQUIRED FUNDS

                  The AZL(SM) AIM Basic Value Fund's Annual Report for the fiscal year ended December 31, 2006, in the form filed by the Trust with the SEC on April 17, 2007, EDGAR Accession Number 0000950152-07-002018.

                  The AZL(SM) OCC Renaissance Fund's Annual Report for the fiscal year ended December 31, 2006, in the form filed by the Trust with the SEC on April 17, 2007, EDGAR Accession Number 0000950152-07-002018.

                  The AZL(SM) Van Kampen Aggressive Fund's Annual Report for the fiscal year ended December 31, 2006, in the form filed by the Trust with the SEC on April 17, 2007, EDGAR Accession Number 0000950152-07-002018.

                  The AZL(SM) Van Kampen Strategic Growth Fund's Annual Report for the fiscal year ended December 31, 2006, in the form filed by the Trust with the SEC on April 17, 2007, EDGAR Accession Number 0000950152-07-002018.


                                       2
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
                     Additional Information * July 31, 2007

TABLE OF CONTENTS                                                          PAGE
-----------------                                                        -------
ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS.......2
FINANCIAL INFORMATION.........................................................2
PRO FORMA FINANCIAL STATEMENTS................................................4
PRO FORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS.........................24


                                       3
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
              Additional Information * ____________________, 2007

--------------------------------------------------------------------------------
PRO FORMA FINANCIAL STATEMENTS

Set forth on the following pages are pro forma financial statements presented to show the effect of the proposed acquisition of each Acquired Fund by the corresponding Acquiring Fund as if such acquisition had taken place as of the close of business on December 31, 2006.


AZL DREYFUS FOUNDERS EQUITY GROWTH FUND
PRO FORMA
STATEMENT OF ASSETS AND LIABILTIES
DECEMBER 31, 2006
(UNAUDITED)
                                                          AZL VAN KAMPEN      AZL DREYFUS
                                                         STRATEGIC GROWTH   FOUNDERS EQUITY     PRO FORMA       PRO FORMA
ASSETS                                                         FUND           GROWTH FUND      ADJUSTMENTS      COMBINED
------------------------------------------------------- --------------------------------------------------------------------
Investment securities, at cost.......................     $ 158,619,526    $ 118,929,401       $         --    $277,548,927
                                                          =============    =============       ============    ============
Investment securities, at value *....................     $ 185,920,775    $ 132,340,336       $         --    $318,261,111
Interest and dividends receivable....................           103,211          149,720                 --         252,931
Receivable for capital shares issued.................                --        1,146,763                 --       1,146,763
Receivable for investments sold......................         1,435,383        1,306,124                 --       2,741,507
Prepaid expenses.....................................             2,367            1,434                 --           3,801
                                                          -------------    -------------       ------------    ------------
Total Assets.........................................       187,461,736      134,944,377                 --     322,406,113
                                                          -------------    -------------       ------------    ------------


LIABILITIES
Payable for investments purchased....................         1,651,415        1,239,887                 --       2,891,302
Payable for capital shares redeemed..................            35,900               84                 --          35,984
Payable for return of collateral received............        17,403,530       12,733,988                 --      30,137,518
Manager fees payable.................................           137,184           82,244                 --         219,428
Administration and compliance services fees payable..             6,929            5,276                 --          12,205
Distribution fees payable............................            35,838           25,182                 --          61,020
Administrative services fees payable.................               747            2,349                 --           3,096
Reorganization fees payable (B)......................                -                -              92,000          92,000
Other accrued liabilities............................            17,977            6,200                 --          24,177
                                                          -------------    -------------       ------------    ------------
Total Liabilities....................................        19,289,520       14,095,210             92,000      33,476,730
                                                          -------------    -------------       ------------    ------------
NET ASSETS...........................................     $ 168,172,216    $ 120,849,167       $   (92,000)    $288,929,383
                                                          =============    =============       ============    ============

NET ASSETS CONSIST OF:
Capital..............................................     $ 133,218,211    $ 103,719,908       $        --    $236,938,119
Accumulated net investment income/(loss).............                --          110,008          (92,000)          18,008
Net realized gains/(losses) on investment transactions        7,652,756        3,608,316                --      11,261,072
Net unrealized appreciation/(depreciation) on investments    27,301,249       13,410,935                --      40,712,184
NET ASSETS...........................................     $ 168,172,216    $ 120,849,167 $        (92,000)    $288,929,383
                                                          =============    ============= ==================    ============
Shares of beneficial interest (unlimited number of
     shares authorized, no par value) (A)............        18,220,044       11,487,620       (2,233,887)      27,473,777
Net Asset Value (offering and redemption
     price per share) (A)............................             $9.23           $10.52       $        --          $10.52
                                                          =============    =============       ============    ============


*    The AZL Van Kampen Strategic Growth Fund and AZL Dreyfus Founders Equity
     Growth Fund include securities on loan of $16,879,894 and $12,409,691, respectively.
(A) Shares of the AZL Van Kampen Strategic Growth Fund are exchanged for new shares of the AZL Dreyfus Founders Equity Growth Fund, to commence operations upon consummation of the merger.


(B) Represents the estimated reorganization fees and expenses that are expected to be paid by the funds.


See accompanying notes to the Pro Forma financial statements.

                                       4
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
                     Additional Information * July 31, 2007



AZL DREYFUS FOUNDERS EQUITY GROWTH FUND
PRO FORMA
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006
(UNAUDITED)
                                                          AZL VAN KAMPEN      AZL DREYFUS
                                                         STRATEGIC GROWTH   FOUNDERS EQUITY     PRO FORMA       PRO FORMA
INVESTMENT INCOME:                                             FUND           GROWTH FUND      ADJUSTMENTS      COMBINED
------------------------------------------------------- --------------------------------------------------------------------
Interest.............................................     $     666,672    $     162,681       $         --    $    829,353
Dividends............................................         1,028,248        1,060,118                 --       2,088,366
Income from securities lending.......................            39,967           11,857                 --          51,824
                                                          -------------    -------------       ------------    -------------
Total Investment Income..............................         1,734,887        1,234,656                 --       2,969,543
                                                          -------------    -------------       ------------    ------------

EXPENSES:
Manager fees.........................................         1,463,612          746,089          (172,008)A     2,037,693
Administration fees..................................            95,007           52,142                 --        147,149
Distribution fees....................................           430,473          236,196                 --        666,669
Audit fees...........................................            12,302           24,579            (2,045)B        34,836
Administrative and compliance services fees..........             2,859            3,507                 --          6,366
Custodian fees.......................................            23,032           17,324          (14,750) B        25,606
Legal fees...........................................            13,991           11,937                 --         25,928
Trustees' fees.......................................            10,761            9,551                 --         20,312
Recoupment of prior expenses reimbursed
     by the Manager..................................           106,740            4,064                 --        110,804
Other expenses.......................................            19,199           19,259            (4,650)B        33,808
                                                          -------------    -------------       -----------    ------------
Total expenses before reductions.....................         2,177,976        1,124,648         (193,453)       3,109,171
Less expenses voluntarily waived/reimbursed
     by the Manager..................................         (111,708)                --          111,708 A            --
Less expenses paid indirectly........................          (54,552)                --              --          (54,552)
                                                          -------------    --------------      ------------   --------------
Net Expenses.........................................         2,011,716        1,124,648           (81,745)      3,054,619
                                                          -------------    -------------       ------------   ------------
Net Investment Income/(Loss).........................         (276,829)          110,008            81,745          (85,076)
                                                          ------------     -------------       -----------    -------------

REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
-----------------------------------------------------------------------
Net realized gains/(losses) on securities and
     foreign currency transactions...................         7,677,521        4,299,986                 --      11,977,507
Change in unrealized appreciation/depreciation
     on investments..................................       (4,492,527)        7,164,311                 --       2,671,784
                                                          ------------     -------------       ------------    -------------

NET REALIZED AND UNREALIZED GAINS/(LOSSES)
     ON INVESTMENTS..................................         3,184,994       11,464,297                 --      14,649,291
                                                          -------------    -------------       ------------    ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS.......     $   2,908,165    $  11,574,305       $    81,745    $ 14,564,215
                                                          =============    =============        ==========    ============

A Based on contract in effect for the surviving Fund.
B Decrease due to the elimination of duplicative expenses achieved by merging the funds.

See accompanying notes to the Pro Forma financial statements.

                                       5
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
                     Additional Information * July 31, 2007

AZL DREYFUS FOUNDERS EQUITY GROWTH FUND

PRO FORMA NOTES TO COMBINING FINANCIAL STATEMENTS
DECEMBER 31, 2006 ( UNAUDITED)

1.  DESCRIPTION OF THE FUND:
The AZL Dreyfus Founders Equity Growth Fund, ("Equity Growth Fund") a series of the Allianz Variable Insurance Products Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end investment company established as a Delaware business trust.

The Trust is authorized to issue an unlimited number of shares of the Equity Growth Fund without par value. Shares of the Equity Growth Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Equity Growth Fund. In addition, in the normal course of business, the Equity Growth Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Equity Growth Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Equity Growth Fund. However, based on experience, the Equity Growth Fund expects that risk of loss to be remote.

The pro forma adjustments and pro forma combined columns of the Statement of Operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Equity Growth Fund and the AZL Van Kampen Strategic Growth Fund ("Strategic Growth Fund") were combined for the periods ended December 31, 2006. Investment advisory, administration and 12b-1 fees in the pro forma combined column are calculated at the projected rates in effect for the Equity Growth Fund based upon the combined net assets of the corresponding Equity Growth Fund and the Strategic Growth Fund. Certain pro forma adjustments were made to estimate the benefit of combining operations of separate funds into one survivor fund.


2.  BASIS OF COMBINATION:
The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of the Strategic Growth Fund a series of the Trust, by the Equity Growth Fund as if such acquisition had taken place as of January 1, 2006.

Under the terms of the Plan of Reorganization, the combination of Strategic Growth Fund and Equity Growth Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of Strategic Growth Fund in exchange for shares of Equity Growth Fund at the December 31, 2006 net asset value.

The statement of assets and liabilities and the related statement of operation of Strategic Growth Fund and Equity Growth Fund have been combined as of and for the year ended December 31, 2006. Following the acquisition, the Equity Growth Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Equity Growth Fund and the results of operations for pre-combination periods of the Equity Growth Fund will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of Equity Growth Fund and Strategic Growth Fund included in their respective annual report dated December 31, 2006.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of Strategic Growth Fund by the Equity Growth Fund had taken place as of January 1, 2006.


3.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Equity Growth Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

                                       6
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
                     Additional Information * July 31, 2007

SECURITY VALUATION
Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time).

SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded no later than one business day after trade date throughout the period. However, for financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

DIVIDENDS TO SHAREHOLDERS
Dividends to shareholders are recorded on the ex-dividend date. The Equity Growth Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

EXPENSE ALLOCATION
Expenses directly attributable to the Equity Growth Fund are charged directly to the Equity Growth Fund, while expenses attributable to more than one Fund of the Trust are allocated among the respective Funds of the Trust based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Trust and Allianz Variable Insurance Products Fund of Funds Trust based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

SECURITIES LENDING
To generate additional income, the Equity Growth Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Equity Growth Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by Allianz Life Advisers, LLC, the investment manager of the Equity Growth Fund to be good standing and credit worthy and when, in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At December 31, 2006, the Equity Growth Fund had the following amounts outstanding related to securities lending:

                       VALUE OF COLLATERAL            VALUE OF LOANED SECURITIES
                     ------------------------       ----------------------------
Equity Growth Fund        $30,137,518                        $29,289,585

The Equity Growth Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Liquid Institutional Assets Portfolio at December 31, 2006. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

                                       7
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
                     Additional Information * July 31, 2007

COMMISSION RECAPTURE
Certain Funds of the Trust participate in a commission recapture program. The Funds of the Trust will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Funds of the Trust, excluding investment advisory fees. Any amounts for the Equity Growth Fund, if applicable, are disclosed as "Expenses paid indirectly" on the Statement of Operations.


4.  CAPITAL SHARES:
The pro forma net asset value per share assumes the issuance of shares of the Equity Growth Fund that would have been issued at December 31, 2006, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of Strategic Growth Fund, as of December 31, 2006, divided by the net asset value per share of the shares of Equity Growth Fund as of December 31, 2006. The pro forma number of shares outstanding, by class, for the combined Fund consists of the following at December 31, 2006:


CAPITAL SHARES                                              SHARES OF
                                                          AZL DREYFUS                               TOTAL
                                                         FOUNDERS EQUITY    SHARES ASSUMED      OUTSTANDING
                                                           GROWTH FUND         ISSUED IN          SHARES
                                                         PRE-COMBINATION    REORGANIZATION    POST-COMBINATION
------------------------------------------------------- ------------------------------------- ---------------
Shares of Beneficial Interest........................       11,487,620        15,986,157        27,473,777


                                                          AZL VAN KAMPEN      AZL DREYFUS
                                                         STRATEGIC GROWTH   FOUNDERS EQUITY     PRO FORMA
CAPITALIZATION                                                 FUND           GROWTH FUND        COMBINED
------------------------------------------------------- ------------------------------------- ---------------
NET ASSETS...........................................     $ 168,172,216    $120,849,167        $ 288,929,383
----------                                                =============    ============        =============
NET ASSET VALUE - OFFERING AND REDEMPTION PRICE PER SHARE $       9.23     $      10.52        $       10.52
---------------------------------------------------------
SHARES OF BENEFICIAL INTEREST........................       18,220,044       11,487,620           27,473,777
RATIO OF EXPENSES TO AVERAGE NET ASSETS A
---------------------------------------
Expenses Before Reductions...........................             1.26%            1.19%               1.17%
Expenses Net of Reductions...........................             1.17%            1.19%               1.15%
Expenses Net of Reductions B.........................             1.20%            1.19%               1.17%



A   Annualized.
B   Expenses net of reductions excludes expenses paid indirectly.


5.  FEDERAL INCOME TAX INFORMATION:
It is the Equity Growth Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

                                       8
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
                     Additional Information * July 31, 2007


AZL OCC VALUE FUND
PRO FORMA
STATEMENT OF ASSETS AND LIABILTIES
DECEMBER 31, 2006
(UNAUDITED)
                                                            AZL OCC         AZL OCC VALUE      PRO FORMA       PRO FORMA
ASSETS                                                   RENAISSANCE FUND        FUND          ADJUSTMENTS      COMBINED
------------------------------------------------------- --------------------------------------------------------------------
Investment securities, at cost.......................     $ 362,482,369    $ 230,103,772       $         --    $592,586,141
                                                          =============    =============       ============    ============
Investment securities, at value *^...................     $ 385,888,055    $ 265,056,252       $         --    $650,944,307
Cash ................................................           221,659               --                 --         221,659
Foreign currency, at value (cost $41)................                40               --                 --              40
Interest and dividends receivable....................           426,327          208,623                 --         634,950
Receivable for capital shares issued.................                --           53,662                 --          53,662
Prepaid expenses.....................................             4,789            3,187                 --           7,976
                                                          -------------    -------------       ------------    ------------
Total Assets.........................................       386,540,870      265,321,724                 --     651,862,594
                                                          -------------    -------------       ------------    ------------


LIABILITIES
Payable for investments purchased....................         7,497,931               --                 --       7,497,931
Payable for capital shares redeemed..................           554,128              433                 --         554,561
Payable for return of collateral received............        35,228,850       18,508,548                 --      53,737,398
Manager fees payable.................................           217,404          155,181                 --         372,585
Administration fees payable..........................            14,072           10,098                 --          24,170
Distribution fees payable............................            72,468           51,727                 --         124,195
Administrative and compliance services fees payable..             1,779            1,510                 --           3,289
Reorganization fees payable (B)......................                -                -             176,000         176,000


Other accrued liabilities............................            35,270           19,204                 --          54,474
                                                          -------------    -------------       ------------    ------------
Total Liabilities....................................        43,621,902       18,746,701            176,000      62,544,603
                                                          -------------    -------------       ------------    -------------
Net Assets...........................................     $ 342,918,968    $ 246,575,023       $  (176,000)    $589,317,991
                                                          =============    =============       ============    ============


NET ASSETS CONSIST OF:
Capital..............................................     $ 276,453,557    $ 193,194,158       $         --    $469,647,715
Accumulated net investment income/(loss).............         2,231,626        2,776,790          (176,000)       4,832,416
Net realized gains/(losses) on investment transactions       40,828,100       15,651,595                 --      56,479,695
Net unrealized appreciation/(depreciation) on investments    23,405,685       34,952,480                 --      58,358,165
                                                          --------------   -----------------         ------       ---------
Net Assets...........................................     $ 342,918,968    $ 246,575,023       $  (176,000)    $589,317,991
                                                          =============    =============       ============    ============
Shares of beneficial interest (unlimited number of
     shares authorized, no par value) (A)............        26,217,485       16,863,449       (2,765,107)      40,315,827
Net Asset Value (offering and redemption
     price per share) (A)............................            $13.08           $14.62               $ --          $14.62
                                                          =============    =============       ============    =============

* The AZL OCC Renaissance Fund and AZL OCC Value Fund include securities on loan of $34,342,089 and $18,074,733, respectively.
^    The AZL OCC Renaissance Fund includes investment in affiliate of
     $35,228,850.
(A) Shares of the AZL OCC Renaissance Fund are exchanged for new shares of the AZL OCC Value Fund, to commence operations upon consummation of the merger.
(B) Represents the estimated reorganization fees adn expenses that are expected to be paid by the Funds.
See accompanying notes to the Pro Forma financial statements.



                                       9
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
                     Additional Information * July 31, 2007




AZL OCC VALUE FUND
PRO FORMA
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006
(UNAUDITED)
                                                             AZL OCC         AZL OCC VALUE      PRO FORMA       PRO FORMA
INVESTMENT INCOME:                                       RENAISSANCE FUND        FUND          ADJUSTMENTS      COMBINED
------------------------------------------------------- --------------------------------------------------------------------

Interest.............................................     $     379,731    $     179,030       $         --    $    558,761
Dividends............................................         5,704,896        4,984,982                 --      10,689,878
Income from securities lending.......................            53,616           70,213                 --         123,829
Foreign tax withholding..............................          (52,839)          (20,511)                --         (73,350)
                                                          -------------    --------------      ------------    --------------
Total Investment Income..............................         6,085,404        5,213,714                 --      11,299,118
                                                          -------------    -------------       ------------    -------------

EXPENSES:
Manager fees.........................................         2,761,845        1,620,649                 --      4,382,494
Administration fees..................................           203,986          118,919                 --        322,905
Distribution fees....................................           920,615          540,216                 --      1,460,831
Audit fees...........................................            16,720           30,510            (4,464)A        42,766
Administrative and compliance services fees..........             6,324            4,126                 --         10,450
Custodian fees.......................................            41,933           21,387           (38,000)A        25,320
Legal fees...........................................            27,379           21,227                 --         48,606
Trustees' fees.......................................            21,168           16,619                 --         37,787
Recoupment of prior expenses reimbursed
     by the Manager..................................                --           84,339                 --         84,339
Other expenses.......................................            10,710           24,279            (5,250)A        29,739
                                                          -------------    -------------       -----------    ------------
Total expenses before reductions.....................         4,010,680        2,482,271           (47,714)      6,445,237
Less expenses paid indirectly........................         (177,810)          (61,686)                --         (239,496)
                                                          -------------    --------------      ------------    --------------
Net Expenses.........................................         3,832,870        2,420,585           (47,714)      6,205,741
                                                          -------------    -------------       ------------   -------------
Net Investment Income/(Loss).........................         2,252,534        2,793,129            47,714       5,093,377
                                                          -------------    -------------       -----------    ------------

REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
-----------------------------------------------------------------------
Net realized gains/(losses) on securities and
     foreign currency transactions...................        41,606,868       15,808,462                 --     57,415,330
Change in unrealized appreciation/depreciation
     on investments..................................       (5,094,696)       21,037,603                 --     15,942,907
                                                          -------------    -------------       ------------    ------------

NET REALIZED AND UNREALIZED GAINS/(LOSSES)
     ON INVESTMENTS..................................        36,512,172       36,846,065                 --     73,358,237
                                                          -------------    -------------       ------------    ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS.......     $  38,764,706    $  39,639,194       $    47,714    $ 78,451,614
                                                          =============    =============       ===========    ============



A Decrease due to the elimination of duplicative expenses achieved by merging the funds.

See accompanying notes to the Pro Forma financial statements.



                                       10
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
                     Additional Information * July 31, 2007

AZL OCC VALUE FUND

PRO FORMA NOTES TO COMBINING FINANCIAL STATEMENTS
DECEMBER 31, 2006 (UNAUDITED)

1.  DESCRIPTION OF THE FUND:
The AZL OCC Value Fund, ("Value Fund") a series of the Allianz Variable Insurance Products Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end investment company established as a Delaware business trust.

The Trust is authorized to issue an unlimited number of shares of the Value Fund without par value. Shares of the Value Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Value Fund. In addition, in the normal course of business, the Value Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Value Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Value Fund. However, based on experience, the Value Fund expects that risk of loss to be remote.

The pro forma adjustments and pro forma combined columns of the Statement of Operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Fund and the AZL OCC Renaissance Fund ("Renaissance Fund") were combined for the periods ended December 31, 2006. Investment advisory, administration and 12b-1 fees in the pro forma combined column are calculated at the projected rates in effect for the Value Fund based upon the combined net assets of the corresponding Value Fund and the Renaissance Fund. Certain pro forma adjustments were made to estimate the benefit of combining operations of separate funds into one survivor fund.


2.  BASIS OF COMBINATION:
The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of the Renaissance Fund a series of the Trust, by the Value Fund as if such acquisition had taken place as of January 1, 2006.

Under the terms of the Plan of Reorganization, the combination of Renaissance Fund and Value Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of Renaissance Fund in exchange for shares of Value Fund at the December 31, 2006 net asset value.

The statement of assets and liabilities and the related statement of operation of Renaissance Fund and Value Fund have been combined as of and for the year ended December 31, 2006. Following the acquisition, the Value Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Value Fund and the results of operations for pre-combination periods of the Value Fund will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of Value Fund and Renaissance Fund included in their respective annual report dated December 31, 2006.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of Renaissance Fund by the Value Fund had taken place as of January 1, 2006.


3.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Value Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

                                       11
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
                     Additional Information * July 31, 2007

SECURITY VALUATION
Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time).

SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded no later than one business day after trade date throughout the period. However, for financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

DIVIDENDS TO SHAREHOLDERS
Dividends to shareholders are recorded on the ex-dividend date. The Value Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

EXPENSE ALLOCATION
Expenses directly attributable to the Value Fund are charged directly to the Value Fund, while expenses attributable to more than one Fund of the Trust are allocated among the respective Funds of the Trust based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Trust and Allianz Variable Insurance Products Fund of Funds Trust based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

SECURITIES LENDING
To generate additional income, the Value Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Value Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by Allianz Life Advisers, LLC, the investment manager of the Value Fund to be good standing and credit worthy and when, in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At December 31, 2006, the Value Fund had the following amounts outstanding related to securities lending:

                     VALUE OF COLLATERAL            VALUE OF LOANED SECURITIES
                     -------------------            ----------------------------
Value Fund               $53,737,398                        $52,416,822

The Value Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Liquid Institutional Assets Portfolio at December 31, 2006. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

                                       12
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
                     Additional Information * July 31, 2007

COMMISSION RECAPTURE
Certain Funds of the Trust participate in a commission recapture program. The Funds of the Trust will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Funds of the Trust, excluding investment advisory fees. Any amounts for the Value Fund, if applicable, are disclosed as "Expenses paid indirectly" on the Statement of Operations.


4.  CAPITAL SHARES:
The pro forma net asset value per share assumes the issuance of shares of the Value Fund that would have been issued at December 31, 2006, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of Renaissance Fund, as of December 31, 2006, divided by the net asset value per share of the shares of Value Fund as of December 31, 2006. The pro forma number of shares outstanding, by class, for the combined Fund consists of the following at December 31, 2006:


                                                            SHARES OF                             TOTAL
                                                             AZL OCC        SHARES ASSUMED      OUTSTANDING
                                                            VALUE FUND         ISSUED IN          SHARES
CAPITAL SHARES                                            PRE-COMBINATION    REORGANIZATION    POST-COMBINATION
------------------------------------------------------ ------------------------------------- ---------------
Shares of Beneficial Interest........................        16,863,449       23,452,378          40,315,827

                                                             AZL OCC         AZL OCC VALUE      PRO FORMA
CAPITALIZATION                                           RENAISSANCE FUND        FUND            COMBINED
------------------------------------------------------- ------------------------------------- ---------------
NET ASSETS...........................................     $ 342,918,968    $ 246,575,023       $ 589,317,991
----------
NET ASSET  VALUE- OFFERING AND REDEMPTION PRICE PER SHARE $       13.08    $       14.62       $       14.62
---------------------------------------------------------
SHARES OF BENEFICIAL INTEREST........................        26,217,485       16,863,449          40,315,827


RATIO OF EXPENSES TO AVERAGE NET ASSETS A
---------------------------------------
Expenses Before Reductions...........................             1.09%            1.15%               1.10%
Expenses Net of Reductions...........................             1.04%            1.12%               1.06%
Expenses Net of ReductionsB..........................             1.09%            1.15%               1.10%

A   Annualized.
B Expenses net of reductions excludes expenses paid indirectly.


5.  FEDERAL INCOME TAX INFORMATION
It is the Value Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

                                       13
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
                     Additional Information * July 31, 2007

AZL VAN KAMPEN COMSTOCK FUND
PRO FORMA
STATEMENT OF ASSETS AND LIABILTIES
DECEMBER 31, 2006
(UNAUDITED)
                                                           AZL AIM BASIC     AZL VAN KAMPEN      PRO FORMA       PRO FORMA
ASSETS                                                      VALUE FUND       COMSTOCK FUND     ADJUSTMENTS      COMBINED
------------------------------------------------------- --------------------------------------------------------------------
Investment securities, at cost.......................     $ 156,259,938    $ 702,587,601       $         --    $858,847,539
                                                          =============    =============       ============    ============
Investment securities, at value *^...................     $ 199,924,847    $ 795,587,366       $         --    $995,512,213
Foreign currency, at value (cost $26)................                26               --                 --              26
Interest and dividends receivable....................           202,937          698,182                 --         901,119
Reclaim receivable...................................            14,435               --                 --          14,435
Receivable for capital shares issued.................                --          256,289                 --         256,289
Receivable for investments sold......................                --          479,982                 --         479,982
Prepaid expenses.....................................             2,536            9,538                 --          12,074
                                                          -------------    -------------       ------------    ------------
Total Assets.........................................       200,144,781      797,031,357                 --     997,176,138
                                                          -------------    -------------       ------------    ------------


LIABILITIES
Payable for investments purchased....................         2,517,841                --                 --      2,517,841
Payable for capital shares redeemed..................            34,466            9,557                 --          44,023
Payable for return of collateral received............        12,234,267       91,207,300                 --     103,441,567
Manager fees payable.................................           117,237          407,352                 --         524,589
Administration fees payable..........................             7,768           28,399                 --          36,167
Distribution fees payable............................            39,079          146,874                 --         185,953
Administrative and compliance services fees payable..             1,764            3,061                 --           4,825
Reorganization fees payable (B)                                    --                 --             94,000          94,000
Other accrued liabilities............................            15,385           73,315                 --          88,700
                                                          -------------    -------------       ------------    -------------
Total Liabilities....................................        14,967,807       91,875,858             94,000     106,937,665
                                                          -------------    -------------       ------------    ------------
NET ASSETS...........................................     $ 185,176,974    $ 705,155,499       $   (94,000)    $890,238,473
                                                          =============    =============       ============    ============


NET ASSETS CONSIST OF:
Capital..............................................     $ 135,501,023    $ 585,057,006       $         --    $720,558,029
Accumulated net investment income/(loss).............           585,779       10,639,891           (94,000)      11,131,670
Net realized gains/(losses) on investment transactions        5,425,019       16,458,837                 --      21,883,856
Net unrealized appreciation/(depreciation) on investments    43,665,153       92,999,765                 --     136,664,918
                                                          --------------   -----------------         ------       ---------


NET ASSETS...........................................     $ 185,176,974    $ 705,155,499       $   (94,000)    $890,238,473
                                                          =============    =============       ============    ============
Shares of beneficial interest (unlimited number of
     shares authorized, no par value) (A)............        14,673,872       58,765,470           758,122      74,197,464
Net Asset Value (offering and redemption
     price per share) (A)............................            $12.62           $12.00               $ --          $12.00
                                                          =============    =============       ============    ============

* The AZL AIM Basic Value Fund and AZL Van Kampen Comstock Fund include securities on loan of $11,945,444 and $88,331,801, respectively.
^    The AZL Van Kampen Comstock Fund includes investment in affiliate of
     $91,207,300.
(A) Shares of the AZL AIM Basic Value Fund are exchanged for new shares of the AZL Van Kampen Comstock Fund, to commence operations upon consummation of the merger.
(B) Represents the estimated reorganization fees and expenses that are expected to be paid by the funds.
See accompanying notes to the Pro Forma financial statements.


                                       14
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The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
                     Additional Information * July 31, 2007



AZL VAN KAMPEN COMSTOCK FUND
PRO FORMA
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006
(UNAUDITED)
                                                          AZL AIM BASIC     AZL VAN KAMPEN      PRO FORMA       PRO FORMA
INVESTMENT INCOME:                                          VALUE FUND       COMSTOCK FUND     ADJUSTMENTS      COMBINED
------------------------------------------------------- --------------------------------------------------------------------
Interest.............................................     $     156,513    $   2,413,740       $         --    $  2,570,253
Dividends............................................         2,541,649       14,681,310                 --      17,222,959
Income from securities lending.......................            13,040           68,803                 --          81,843
Foreign withholding tax..............................          (44,387)               --                 --         (44,387)
                                                          -------------    --------------       ------------    --------------
Total Investment Income..............................         2,666,815       17,163,853                 --      19,830,668
                                                          -------------    -------------       ------------    ------------

EXPENSES:
Manager fees.........................................         1,338,155        4,542,586          (132,640)A     5,748,101
Administration fees..................................            98,498          341,815                 --        440,313
Distribution fees....................................           446,052        1,557,436                 --      2,003,488
Audit fees...........................................            18,510           48,754            (6,144)B        61,120
Administrative and compliance services fees..........             3,945           10,636                 --         14,581
Custodian fees.......................................            17,182           53,966            (6,500)B        64,648
Legal fees...........................................            15,918           52,132                 --         68,050
Trustees' fees.......................................            12,420           39,109                 --         51,529
Recoupment of prior expenses reimbursed
     by the Manager..................................           115,843           10,171                 --         126,014
Other expenses.......................................            19,897           44,819            (7,300)B        57,416
                                                          -------------    -------------       ------------   -------------
Total expenses before reductions.....................         2,086,420        6,701,424         (152,584)       8,635,260
Less expenses voluntarily waived/reimbursed
     by the Manager..................................                 --         (131,874)          (29,435)A       (161,309)
Less expenses paid indirectly........................           (2,743)          (45,588)                --          (48,331)
                                                          -------------    --------------      ------------    --------------
Net Expenses.........................................         2,083,677        6,523,962          (182,019)      8,425,620
                                                          -------------    -------------       ------------   -------------
Net Investment Income/(Loss).........................           583,138       10,639,891           182,019      11,405,048
                                                          -------------    -------------       -----------    -------------

REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
-----------------------------------------------------------------------
Net realized gains/(losses) on securities and
     foreign currency transactions...................         5,659,004       17,633,022                 --      23,292,026
Change in unrealized appreciation/depreciation
     on investments..................................        14,899,912       64,880,603                 --      79,780,515
                                                          -------------    -------------       ------------    -------------

NET REALIZED AND UNREALIZED GAINS/(LOSSES)
     ON INVESTMENTS..................................        20,558,916       82,513,625                 --     103,072,541
                                                          -------------    -------------       ------------    ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS.......     $  21,142,054    $  93,153,516       $   182,019    $114,477,589
                                                          =============    =============       ===========    =============

A    Based on contract in effect for the surviving Fund.
B Decrease due to the elimination of duplicative expenses achieved by merging the funds.


See accompanying notes to the Pro Forma financial statements.

                                       15
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
                     Additional Information * July 31, 2007

AZL VAN KAMPEN COMSTOCK FUND

PRO FORMA NOTES TO COMBINING FINANCIAL STATEMENTS
DECEMBER 31, 2006 (UNAUDITED)

1.  DESCRIPTION OF THE FUND:
The AZL Van Kampen Comstock Fund, ("Comstock Fund") a series of the Allianz Variable Insurance Products Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end investment company established as a Delaware business trust.

The Trust is authorized to issue an unlimited number of shares of the Comstock Fund without par value. Shares of the Comstock Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Comstock Fund. In addition, in the normal course of business, the Comstock Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Comstock Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Comstock Fund. However, based on experience, the Comstock Fund expects that risk of loss to be remote.

The pro forma adjustments and pro forma combined columns of the Statement of Operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Comstock Fund and the AZL AIM Basic Value Fund ("Basic Value Fund") were combined for the periods ended December 31, 2006. Investment advisory, administration and 12b-1 fees in the pro forma combined column are calculated at the projected rates in effect for the Comstock Fund based upon the combined net assets of the corresponding Comstock Fund and the Basic Value Fund. Certain pro forma adjustments were made to estimate the benefit of combining operations of separate funds into one survivor fund.


2.  BASIS OF COMBINATION:
The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of the Basic Value Fund a series of the Trust, by the Comstock Fund as if such acquisition had taken place as of January 1, 2006.

Under the terms of the Plan of Reorganization, the combination of Basic Value Fund and Comstock Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of Basic Value Fund in exchange for shares of Comstock Fund at the December 31, 2006 net asset value.

The statement of assets and liabilities and the related statement of operation of Basic Value Fund and Comstock Fund have been combined as of and for the year ended December 31, 2006. Following the acquisition, the Comstock Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Comstock Fund and the results of operations for pre-combination periods of the Comstock Fund will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of Comstock Fund and Basic Value Fund included in their respective annual report dated December 31, 2006.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of Basic Value Fund by the Comstock Fund had taken place as of January 1, 2006.


3.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Comstock Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

                                       16
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
                     Additional Information * July 31, 2007

SECURITY VALUATION
Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time).

SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded no later than one business day after trade date throughout the period. However, for financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

DIVIDENDS TO SHAREHOLDERS
Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

EXPENSE ALLOCATION
Expenses directly attributable to the Comstock Fund are charged directly to the Comstock Fund, while expenses attributable to more than one Fund of the Trust are allocated among the respective Funds of the Trust based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Trust and Allianz Variable Insurance Products Fund of Funds Trust based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

SECURITIES LENDING
To generate additional income, the Comstock Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Comstock Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by Allianz Life Advisers, LLC, the investment manager of the Comstock Fund to be good standing and credit worthy and when, in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At December 31, 2006, the Comstock Fund had the following amounts outstanding related to securities lending:

                       VALUE OF COLLATERAL            VALUE OF LOANED SECURITIES
                       -------------------            --------------------------
Comstock Fund            $103,441,567                       $100,277,245

The Comstock Fund received cash collateral for securities loaned. The cash was invested in the Allianz Dresdner Daily Asset Fund at December 31, 2006. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

                                       17
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
                     Additional Information * July 31, 2007

COMMISSION RECAPTURE
Certain Funds of the Trust participate in a commission recapture program. The Funds of the Trust will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Funds of the Trust, excluding investment advisory fees. Any amounts for the Comstock Fund, if applicable, are disclosed as "Expenses paid indirectly" on the Statement of Operations.


4.  CAPITAL SHARES:
The pro forma net asset value per share assumes the issuance of shares of the Comstock Fund that would have been issued at December 31, 2006, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of Basic Value Fund, as of December 31, 2006, divided by the net asset value per share of the shares of Comstock Fund as of December 31, 2006. The pro forma number of shares outstanding, by class, for the combined Fund consists of the following at December 31, 2006:


                                                            SHARES OF                              TOTAL
                                                         AZL VAN KAMPEN      SHARES ASSUMED     OUTSTANDING
                                                          COMSTOCK FUND        ISSUED IN          SHARES
CAPITAL SHARES                                            PRE-COMBINATION    REORGANIZATION    POST-COMBINATION
------------------------------------------------------- ------------------------------------- ---------------
Shares of Beneficial Interest........................        58,765,470       15,431,994         74,197,464

                                                          AZL AIM BASIC     AZL VAN KAMPEN      PRO FORMA
CAPITALIZATION                                              VALUE FUND       COMSTOCK FUND       COMBINED
------------------------------------------------------- ------------------------------------- ---------------
NET ASSETS...........................................     $ 185,176,974    $ 705,155,499       $ 890,238,473
----------
NET ASSET VALUE - OFFERING AND REDEMPTION PRICE PER SHARE $    12.62       $       12.00       $  12.00
---------------------------------------------------------
SHARES OF BENEFICIAL INTEREST........................        14,673,872       58,765,470          74,197,464


RATIO OF EXPENSES TO AVERAGE NET ASSETS A
---------------------------------------
Expenses Before Reductions...........................             1.17%            1.08%               1.08%
Expenses Net of Reductions...........................             1.17%            1.05%               1.05%
Expenses Net of ReductionsB..........................             1.17%            1.05%               1.05%

A    Annualized.
B    Expenses net of reductions excludes expenses paid indirectly.


5.  FEDERAL INCOME TAX INFORMATION
It is the Comstock Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

                                       18
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
                     Additional Information * July 31, 2007

AZL VAN KAMPEN MID CAP GROWTH FUND
PRO FORMA
STATEMENT OF ASSETS AND LIABILTIES
DECEMBER 31, 2006
(UNAUDITED)
ASSETS                                                    AZL VAN KAMPEN    AZL VAN KAMPEN      PRO FORMA       PRO FORMA
                                                        AGGRESSIVE GROWTH       MID CAP
                                                               FUND           GROWTH FUND      ADJUSTMENTS      COMBINED
------------------------------------------------------- --------------------------------------------------------------------
Investment securities, at cost.......................     $ 116,301,965    $ 299,078,566       $         --    $415,380,531
                                                          =============    =============       ============    ============
Investment securities, at value *....................     $ 130,429,942    $ 336,125,825       $         --    $466,555,767
Interest and dividends receivable....................            36,134           53,033                 --          89,167
Receivable for capital shares issued.................                 --          156,418                 --         156,418
Prepaid expenses.....................................             1,485            4,074                 --           5,559
                                                          -------------    -------------       ------------    -------------
Total Assets.........................................       130,467,561      336,339,350                 --     466,806,911
                                                          -------------    -------------       ------------    -------------


LIABILITIES
Payable for investments purchased....................                 --        1,101,793                 --       1,101,793
Payable for capital shares redeemed..................            54,809              469                 --          55,278
Payable for return of collateral received............        30,679,049       29,922,288                 --      60,601,337
Manager fees payable.................................            90,020          198,491                 --         288,511
Administration fees payable..........................             4,153           12,520                 --          16,673
Distribution fees payable............................            21,478           64,748                 --          86,226
Administrative and compliance services fees payable..               448            1,349                 --           1,797
Reorganization fees payable (B)......................                --               --             74,000          74,000
Other accrued liabilities............................            13,131           31,546                 --          44,677
                                                          -------------    -------------       ------------    -------------
Total Liabilities....................................        30,863,088       31,333,204             74,000      62,270,292
                                                          -------------    -------------       ------------    ------------
NET ASSETS...........................................     $  99,604,473    $ 305,006,146       $   (74,000)    $404,536,619
                                                          =============    =============       ============    ============

NET ASSETS CONSIST OF:
Capital..............................................     $  77,618,370    $ 248,639,531    $         --      $326,257,901
Accumulated net investment income/(loss).............                --          107,978          (74,000)          33,978
Net realized gains/(losses) on investment transactions        7,858,126        19,268,190             --        27,126,316
Net unrealized appreciation/(depreciation) on investments   14,127,977        36,990,447              --        51,118,424
                                                          --------------   -----------------         ------       ---------
NET ASSETS...........................................     $  99,604,473    $ 305,006,146       $  (74,000)     $404,536,619
                                                          =============    =============       ============    ============
Shares of beneficial interest (unlimited number of
     shares authorized, no par value) (A)............        10,917,702       22,629,044       (3,527,781)      30,018,965
Net Asset Value (offering and redemption
     price per share) (A)............................             $9.12           $13.48               $ --          $13.48
                                                          =============    =============       ============    ============
*    The AZL Van Kampen Aggressive Growth Fund and AZL Van Kampen Mid Cap Growth
     Fund include securities on loan of $29,873,536 and $29,061,146, respectively.
(A)  Shares of the AZL Van Kampen Aggressive Growth Fund are exchanged for new shares of the AZL Van Kampen Mid Cap Growth Fund, to commence operations upon consummation of the merger.
(B)  Represents the estimated reorganization fees and expenses that are expected to be paid by the funds.


See accompanying notes to the Pro Forma financial statements.

                                       19
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
                     Additional Information * July 31, 2007



AZL VAN KAMPEN MID CAP GROWTH FUND
PRO FORMA
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006
(UNAUDITED)
                                                          AZL VAN KAMPEN    AZL VAN KAMPEN
                                                        AGGRESSIVE GROWTH       MID CAP         PRO FORMA       PRO FORMA
INVESTMENT INCOME:                                             FUND           GROWTH FUND      ADJUSTMENTS      COMBINED
------------------------------------------------------- --------------------------------------------------------------------
Interest.............................................     $     221,025    $     365,197       $         --    $    586,222
Dividends............................................           473,114        2,751,616                 --       3,224,730
Income from securities lending.......................            81,288          177,757                 --         259,045
                                                          -------------    -------------       ------------    ------------
Total Investment Income..............................           775,427        3,294,570                 --       4,069,997
                                                          -------------    -------------       ------------    ------------

EXPENSES:
Manager fees.........................................           943,116        2,247,603          (128,115)A     3,062,604
Administration fees..................................            57,971          151,177                 --         209,148
Distribution fees....................................           262,775          688,799                 --         951,574
Audit fees...........................................             7,167           20,654            (2,918)B        24,903
Administrative and compliance services fees..........             1,738            4,736                 --           6,474
Custodian fees.......................................            20,270           31,098           (18,000)B        33,368
Legal fees...........................................             8,487           22,494                 --          30,981
Trustees' fees.......................................             6,554           16,774                 --          23,328
Recoupment of prior expenses reimbursed
     by the Manager..................................           108,707          131,230                 --         239,937
Other expenses.......................................            12,883           22,579            (4,450)B        31,012
                                                          -------------    -------------       -----------    -------------
Total expenses before reductions.....................         1,429,668        3,337,144          (153,483)      4,613,329
Less expenses voluntarily waived/reimbursed
     by the Manager                                            (86,818)          (88,696)           69,700 A       (105,814)
Less expenses paid indirectly........................          (41,568)          (61,856)                --         (103,424)
                                                          ------------     --------------      ------------    --------------
Net Expenses.........................................         1,301,282        3,186,592           (83,783)      4,404,091
                                                          -------------    -------------       -----------    ------------
Net Investment Income/(Loss).........................         (525,855)          107,978            83,783         (334,094)
                                                          ------------     -------------       -----------    --------------

REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on securities transactions       8,610,507        19,562,545                --        28,173,052
Change in unrealized appreciation/depreciation
     on investments..................................       (3,461,293)        2,365,480                 --       (1,095,813)
                                                          ------------     -------------       ------------    --------------

NET REALIZED AND UNREALIZED GAINS/(LOSSES)
     ON INVESTMENTS..................................         5,149,214       21,928,025                 --      27,077,239
                                                          -------------    -------------       ------------    ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS.......     $   4,623,359    $  22,036,003       $    83,783    $ 26,743,145
                                                          =============    =============       ===========    =============

A Based on contract in effect for the surviving Fund.A Based on contract in effect for the surviving Fund.
B Decrease due to the elimination of duplicative expenses achieved by merging the funds.


See accompanying notes to the Pro Forma financial statements.

                                       20
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
                     Additional Information * July 31, 2007

AZL VAN KAMPEN MID CAP GROWTH FUND

PRO FORMA NOTES TO COMBINING FINANCIAL STATEMENTS
DECEMBER 31, 2006 (UNAUDITED)

1.  DESCRIPTION OF THE FUND:
The AZL Van Kampen Mid Cap Growth Fund, ("Mid Cap Fund") a series of the Allianz Variable Insurance Products Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end investment company established as a Delaware business trust.

The Trust is authorized to issue an unlimited number of shares of the Mid Cap Fund without par value. Shares of the Mid Cap Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Mid Cap Fund. In addition, in the normal course of business, the Mid Cap Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Mid Cap Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Mid Cap Fund. However, based on experience, the Mid Cap Fund expects that risk of loss to be remote.

The pro forma adjustments and pro forma combined columns of the Statement of Operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Mid Cap Fund and the AZL Van Kampen Aggressive Growth Fund ("Aggressive Fund") were combined for the periods ended December 31, 2006. Investment advisory, administration and 12b-1 fees in the pro forma combined column are calculated at the projected rates in effect for the Mid Cap Fund based upon the combined net assets of the corresponding Mid Cap Fund and the Aggressive Fund. Certain pro forma adjustments were made to estimate the benefit of combining operations of separate funds into one survivor fund.


2.  BASIS OF COMBINATION:
The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of the Aggressive Fund a series of the Trust, by the Mid Cap Fund as if such acquisition had taken place as of January 1, 2006.

Under the terms of the Plan of Reorganization, the combination of Aggressive Fund and Mid Cap Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of Aggressive Fund in exchange for shares of Mid Cap Fund at the December 31, 2006 net asset value.

The statement of assets and liabilities and the related statement of operation of Aggressive Fund and Mid Cap Fund have been combined as of and for the year ended December 31, 2006. Following the acquisition, the Mid Cap Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Mid Cap Fund and the results of operations for pre-combination periods of the Mid Cap Fund will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of Mid Cap Fund and Aggressive Fund included in their respective annual report dated December 31, 2006.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of Aggressive Fund by the Mid Cap Fund had taken place as of January 1, 2006.


3.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Mid Cap Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

                                       21
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The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
                     Additional Information * July 31, 2007

SECURITY VALUATION
Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the

Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time).

SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded no later than one business day after trade date throughout the period. However, for financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

DIVIDENDS TO SHAREHOLDERS
Dividends to shareholders are recorded on the ex-dividend date. The Mid Cap Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

EXPENSE ALLOCATION
Expenses directly attributable to the Mid Cap Fund are charged directly to the Mid Cap Fund, while expenses attributable to more than one Fund of the Trust are allocated among the respective Funds of the Trust based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Trust and Allianz Variable Insurance Products Fund of Funds Trust based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

SECURITIES LENDING
To generate additional income, the Mid Cap Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Mid Cap Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by Allianz Life Advisers, LLC, the investment manager of the Mid Cap Fund to be good standing and credit worthy and when, in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At December 31, 2006, the Mid Cap Fund had the following amounts outstanding related to securities lending:

                       VALUE OF COLLATERAL            VALUE OF LOANED SECURITIES
                       -------------------            --------------------------
Mid Cap Fund              $60,601,337                        $58,934,682

The Mid Cap Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Liquid Institutional Assets Portfolio at December 31, 2006. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

                                       22
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The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
                     Additional Information * July 31, 2007

COMMISSION RECAPTURE
Certain Funds of the Trust participate in a commission recapture program. The Funds of the Trust will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Funds of the Trust, excluding investment advisory fees. Any amounts for the Mid Cap Fund, if applicable, are disclosed as "Expenses paid indirectly" on the Statement of Operations.


4.  CAPITAL SHARES:
The pro forma net asset value per share assumes the issuance of shares of the Mid Cap Fund that would have been issued at December 31, 2006, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of Aggressive Fund, as of December 31, 2006, divided by the net asset value per share of the shares of Mid Cap Fund as of December 31, 2006. The pro forma number of shares outstanding, by class, for the combined Fund consists of the following at December 31, 2006:


                                                            SHARES OF
                                                         AZL VAN KAMPEN                           TOTAL
                                                         MID CAP GROWTH      SHARES ASSUMED     OUTSTANDING
                                                               FUND            ISSUED IN          SHARES
CAPITAL SHARES                                           PRE-COMBINATION    REORGANIZATION    POST-COMBINATION
------------------------------------------------------- -----------------  ------------------ ---------------
Shares of Beneficial Interest........................        22,629,044      7,389,921           30,018,965

                                                          AZL VAN KAMPEN    AZL VAN KAMPEN
                                                        AGGRESSIVE GROWTH       MID CAP         PRO FORMA
CAPITALIZATION                                                 FUND           GROWTH FUND        COMBINED
------------------------------------------------------- -----------------  ------------------ ---------------
NET ASSETS...........................................     $  99,604,473    $ 305,006,146       $ 404,536,619
----------
NET ASSET  VALUE- OFFERING AND REDEMPTION PRICE PER SHARE $        9.12    $       13.48       $       13.48
---------------------------------------------------------
SHARES OF BENEFICIAL INTEREST........................        10,917,702       22,629,044          30,018,965


RATIO OF EXPENSES TO AVERAGE NET ASSETS A
---------------------------------------
Expenses Before Reductions...........................             1.36%            1.21%               1.21%
Expenses Net of Reductions...........................             1.24%            1.16%               1.16%
Expenses Net of ReductionsB..........................             1.28%            1.18%               1.18%

A   Annualized.
B   Expenses net of reductions excludes expenses paid indirectly.


5.  FEDERAL INCOME TAX INFORMATION
It is the Mid Cap Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

                                       23
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The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
                     Additional Information * July 31, 2007

PRO FORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
The Pro Forma Combined Schedules of Portfolio Investments on the following pages contain information about the securities holdings of the Pro Forma Combined Funds as of December 31, 2006. These holdings have changed and will continue to change over time due to normal portfolio turnover in response to changes in market conditions. Accordingly, it is expected that some of each Acquired fund's holdings may be sold subsequent to the Reorganization. It is also expected that any holdings of an Acquired Fund that are not compatible with the corresponding Acquiring Fund's investment objective and policies will be liquidated in an orderly manner in connection with the Reorganization and that the proceeds of these sales will be held in temporary investments or reinvested in assets that are consistent with the Acquiring Fund's investment objective and policies. The portion of an Acquired Fund's assets that will be liquidated in connection with the Reorganization will depend on market conditions and on the assessment by each Acquiring Fund's subadviser of the compatibility of those holdings with the Acquiring Fund's portfolio composition and investment objective and policies at the time of the Reorganization. Sales of an Acquired Fund's investments in connection with the Reorganization may occur at times and prices that are disadvantageous and could result in realizing gains, or losses, that would not otherwise have been realized and incurring transaction costs that would not otherwise have been incurred at that time.


                                       24
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The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
                     Additional Information * July 31, 2007

Pro Forma Combined Schedule of Portfolio Investments                                                              December 31, 2006
(Unaudited)

   AZL Dreyfus     AZL Van                                                        AZL Dreyfus         AZL Van
    Founders       Kampen                                                          Founders           Kampen
  Equity Growth   Strategic     Pro Forma                                        Equity Growth       Strategic         Pro Forma
      Fund       Growth Fund    Combined                                             Fund           Growth Fund        Combined
     Shares        Shares        Shares          Security Description             Fair Value        Fair Value        Fair Value
__________________________________________       ____________________________    ____________      ____________      ____________
Common Stocks (92.8%)
Aerospace & Defense (0.2%)
         16,537                      16,537  Embraer Aircraft Corp., ADR      $       684,797       $               $       684,797
                                                                                  ___________                           ___________
Banking & Financial Services (9.1%)
                       15,700        15,700  Bear Stearns Cos., Inc.                                   2,555,646          2,555,646
                       59,350        59,350  CB Richard Ellis Group,                                   1,970,420          1,970,420
                                             Inc., Class A*
        114,740        90,400       205,140  Charles Schwab Corp.                   2,219,072          1,748,336          3,967,408
          1,473         3,950         5,423  Chicago Mercantile                       750,862          2,013,513          2,764,375
                                             Exchange Holdings, Inc.
                       15,866        15,866  China Life Insurance Co., ADR^                              801,405            801,405
         14,710                      14,710  Citigroup, Inc.                          819,347                               819,347
          8,172        14,000        22,172  Goldman Sachs Group,  Inc.             1,629,088          2,790,899          4,419,987
         35,984        33,400        69,384  JPMorgan Chase & Co.                   1,738,027          1,613,220          3,351,247
         15,942                      15,942  Morgan Stanley                         1,298,157                             1,298,157
         15,795        31,450        47,245  Nasdaq Stock Market, Inc.*^              486,328            968,346          1,454,674
                       23,600        23,600  Prudential Financial, Inc.                                2,026,296          2,026,296
         11,427                      11,427  State Street Corp.                       770,637                               770,637
                                                                                  ___________        ___________        ___________
                                                                                    9,711,518         16,488,081         26,199,599
                                                                                  ___________        ___________        ___________
Computers (14.4%)
         59,685        59,700       119,385  Adobe Systems, Inc.*                   2,454,247          2,454,864          4,909,111
         26,735        39,300        66,035  Apple Computer, Inc.*                  2,268,197          3,334,212          5,602,409
         26,715                      26,715  Autodesk, Inc.*                        1,080,889                             1,080,889
         19,346                      19,346  Automatic Data Processing, Inc.          952,791                               952,791
         17,857                      17,857  Broadcom Corp., Class A*                 576,960                               576,960
         18,561                      18,561  Cognos, Inc.*^                           788,100                               788,100
         33,528                      33,528  Diebold, Inc.^                         1,562,405                             1,562,405
         38,346                      38,346  Electronic Arts, Inc.*                 1,931,105                             1,931,105
         63,117                      63,117  EMC Corp.*                               833,144                               833,144
          5,413         7,150        12,563  Google, Inc., Class A*                 2,492,578          3,292,432          5,785,010
         61,546        98,250       159,796  Hewlett-Packard Co.                    2,535,079          4,046,917          6,581,996
        166,522                     166,522  Microsoft Corp.                        4,972,346                             4,972,346
         72,145       100,000       172,145  Oracle Corp.*                          1,236,565          1,714,000          2,950,565
         12,917                      12,917  SanDisk Corp.*                           555,819                               555,819
         41,543                      41,543  Seagate Technology                     1,100,890                             1,100,890
        108,923                     108,923  Sun Microsystems, Inc.*                  590,363                               590,363
         32,413                      32,413  Yahoo!, Inc.*                            827,828                               827,828
                                                                                  ___________        ___________        ___________
                                                                                   26,759,306         14,842,425         41,601,731
                                                                                  ___________        ___________        ___________
Consumer Discretionary (8.5%)
                       19,650        19,650  Alliance Data Systems Corp.*                              1,227,536          1,227,536
                       44,175        44,175  American Eagle Outfitters, Inc.                           1,378,702          1,378,702
                       39,300        39,300  Coach, Inc.*                                              1,688,328          1,688,328
                       98,500        98,500  Comcast Corp., Class A*                                   4,169,504          4,169,504
                       23,700        23,700  Harley-Davidson, Inc.                                     1,670,139          1,670,139
                       39,300        39,300  J.C. Penney Company, Inc.                                 3,040,247          3,040,247
                       23,600        23,600  Las Vegas Sands Corp. *                                   2,111,728          2,111,728
                       58,950        58,950  McDonald's Corp.                                          2,613,254          2,613,254
                        6,300         6,300  Melco PBL Entertainment Ltd., ADR*^                         133,938            133,938
                       15,700        15,700  NIKE, Inc., Class B                                       1,554,771          1,554,771
                       19,650        19,650  Polo Ralph Lauren Corp.                                   1,526,019          1,526,019
                       25,750        25,750  Starbucks Corp.*                                            912,065            912,065

                                       25
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The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
                     Additional Information * July 31, 2007


   AZL Dreyfus     AZL Van                                                        AZL Dreyfus         AZL Van
    Founders       Kampen                                                          Founders           Kampen
  Equity Growth   Strategic     Pro Forma                                        Equity Growth       Strategic         Pro Forma
      Fund       Growth Fund    Combined                                             Fund           Growth Fund        Combined
     Shares        Shares        Shares          Security Description             Fair Value        Fair Value        Fair Value
__________________________________________       ____________________________    ____________      ____________      ____________
Consumer Discretionary (Cont.)
                       29,450        29,450  Target Corp.                                              1,680,123          1,680,123
                       11,800        11,800  VF Corp.                                                    968,544            968,544
                                                                                                     ___________        ___________
                                                                                                      24,674,898         24,674,898
                                                                                                     ___________        ___________
Electronics (1.3%)
         61,497                      61,497  ASML Holding NV, NY                    1,514,671                             1,514,671
                                             Registered Shares*^
         12,637                      12,637  KLA-Tencor Corp.                         615,258                               615,258
         25,432                      25,432  Linear Technology Corp.                  771,098                               771,098
         35,161                      35,161  Texas Instruments, Inc.                1,012,637                             1,012,637
                                                                                  ___________                           ___________
3,913,664                                                                                              3,913,664
                                                                                  ___________                           ___________
Food (1.9%)
         13,993                      13,993  Cadbury Schweppes plc, ADR^              600,719                               600,719
         20,464                      20,464  Dean Foods Co.*                          865,218                               865,218
         26,172        27,500        53,672  PepsiCo, Inc.                          1,637,059          1,720,125          3,357,184
         22,454                      22,454  Unilever NV, ADR                         611,872                               611,872
                                                                                  ___________        ___________        ___________
                                                                                    3,714,868          1,720,125          5,434,993
                                                                                  ___________        ___________        ___________
Health Care (10.7%)
         14,867        19,850        34,717  Allergan, Inc.                         1,780,175          2,376,839          4,157,014
         19,232        16,050        35,282  Amgen, Inc.*                           1,313,738          1,096,376          2,410,114
                       49,100        49,100  Baxter International, Inc.                                2,277,749          2,277,749
                       39,300        39,300  Celgene Corp.*^                                           2,260,929          2,260,929
         10,067                      10,067  Covance, Inc.*                           593,047                               593,047
          8,770                       8,770  Genzyme Corp.*                           540,057                               540,057
                       31,700        31,700  Gilead Sciences, Inc.*                                    2,058,281          2,058,281
                       12,840        12,840  Hologic, Inc.*^                                             607,075            607,075
         34,414                      34,414  Johnson & Johnson                      2,272,011                             2,272,011
                       23,600        23,600  Laboratory Corp. of                                       1,733,892          1,733,892
                                             America Holdings*
         37,630                      37,630  MedImmune, Inc.*^                      1,218,083                             1,218,083
                       39,300        39,300  Novartis AG, ADR                                          2,257,392          2,257,392
                       39,300        39,300  Roche Holding AG, ADR^                                    3,517,263          3,517,263
                       39,450        39,450  Shire plc ^                                               2,436,432          2,436,432
                       21,800        21,800  Vertex Pharmaceuticals, Inc.*^                              815,756            815,756
         23,297                      23,297  Zimmer Holdings, Inc.*                 1,826,019                             1,826,019
                                                                                  ___________        ___________        ___________
                                                                                    9,543,130         21,437,984         30,981,114
                                                                                  ___________        ___________        ___________
Hotels, Resorts & Cruise Lines (0.9%)
                       49,100        49,100  Hilton Hotels Corp.                                       1,713,590          1,713,590
                       13,600        13,600  Starwood Hotels & Resorts                                   850,000            850,000
                                              Worldwide, Inc.                                        ___________        ___________
                                                                                                       2,563,590          2,563,590
                                                                                                     ___________        ___________

Household (3.0%)
         34,408        23,600        58,008  Colgate-Palmolive Co.                  2,244,778          1,539,664          3,784,442
         29,619                      29,619  Masco Corp.                              884,720                               884,720
         34,635        27,500        62,135  Procter & Gamble Co.                   2,225,991          1,767,425          3,993,416
                                                                                  ___________        ___________        ___________
                                                                                    5,355,489          3,307,089          8,662,578
                                                                                  ___________        ___________        ___________

                                       26
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The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
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

   AZL Dreyfus     AZL Van                                                      AZL Dreyfus         AZL Van
    Founders       Kampen                                                         Founders           Kampen
  Equity Growth   Strategic   Pro Forma                                        Equity Growth       Strategic            Pro Forma
      Fund       Growth Fund  Combined                                             Fund            Growth Fund          Combined
     Shares        Shares      Shares          Security Description             Fair Value          Fair Value          Fair Value
__________________________________________   ____________________________       ____________       ____________         ____________
Industrials (0.8%)
                       39,300        39,300  Applied Materials, Inc.                                     725,085            725,085
                       23,600        23,600  Danaher Corp.                                             1,709,584          1,709,584
                                                                                                     ___________        ___________
                                                                                                       2,434,669          2,434,669
                                                                                                     ___________        ___________

Insurance (0.8%)
         23,731                      23,731  Allstate Corp.                         1,545,125                             1,545,125
         12,665                      12,665  American International Groups, Inc.      907,574                               907,574
                                                                                  ___________                           ___________
                                                                                    2,452,699                             2,452,699
                                                                                  ___________                           ___________
Integrated Oils (0.6%)
                       17,700        17,700  Marathon Oil Corp.                                        1,637,250          1,637,250
                                                                                                     ___________        ___________
Manufacturing (2.4%)
         19,308                      19,308  E.I. du Pont de Nemours & Co.            940,493                               940,493
        100,518                     100,518  General Electric Co.                   3,740,275                             3,740,275
          4,444                       4,444  Harman International                     444,000                               444,000
                                             Industries, Inc.
         11,613                      11,613  Peabody Energy Corp.                     469,281                               469,281
         26,818                      26,818  Thermo Fisher Scientific, Inc.*        1,214,587                             1,214,587
                                                                                  ___________                           ___________
                                                                                    6,808,636                             6,808,636
                                                                                  ___________                           ___________
Materials (2.7%)
                       79,300        79,300  ABB Ltd., ADR^                                            1,425,814          1,425,814
                       21,600        21,600  Allegheny Technologies, Inc.                              1,958,688          1,958,688
                       39,300        39,300  Monsanto Co.                                              2,064,429          2,064,429
                       21,200        21,200  Praxair, Inc.                                             1,257,796          1,257,796
                       20,050        20,050  Tenaris SA, ADR                                           1,000,295          1,000,295
                                                                                                     ___________        ___________
                                                                                                       7,707,022          7,707,022
                                                                                                     ___________        ___________
Media (1.8%)
         32,832                      32,832  Comcast Corp., Class A*                1,375,004                             1,375,004
         36,217        78,600       108,651  Walt Disney Co.                        1,241,157          2,693,621          3,934,778
                                                                                  ___________        ___________        ___________
                                                                                    2,616,161          2,693,621          5,309,782
                                                                                  ___________        ___________        ___________
Oil & Gas (3.7%)
         12,790                      12,790  Chevron, Corp.                           940,449                               940,449
         39,289        35,350        74,639  Exxon Mobil Corp.                      3,010,716          2,708,871          5,719,587
         22,214        40,000        62,214  Schlumberger, Ltd.                     1,403,036          2,526,400          3,929,436
                                                                                  ___________        ___________        ___________
                                                                                    5,354,201          5,235,271         10,589,472
                                                                                  ___________        ___________        ___________
Other Energy (1.2%)
                       25,550        25,550  Cameron International, Corp.*^                            1,355,428          1,355,428
                       31,450        31,450  Devon Energy Corp.                                        2,109,666          2,109,666
                                                                                                     ___________        ___________
                                                                                                       3,465,094          3,465,094
                                                                                                     ___________        ___________

                                       27
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The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
                     Additional Information * July 31, 2007


   AZL Dreyfus     AZL Van                                                        AZL Dreyfus         AZL Van
    Founders       Kampen                                                          Founders           Kampen
  Equity Growth   Strategic     Pro Forma                                        Equity Growth       Strategic         Pro Forma
      Fund       Growth Fund    Combined                                             Fund           Growth Fund        Combined
     Shares        Shares        Shares          Security Description             Fair Value        Fair Value        Fair Value
__________________________________________   ____________________________         ____________      ____________      ____________
Pharmaceuticals (2.3%)
         22,373                      22,373  Bristol-Myers Squibb Co.                 588,857                               588,857
         10,904                      10,904  Eli Lilly & Co.                          568,098                               568,098
         33,835                      33,835  Pfizer, Inc.                             876,327                               876,327
         68,213        78,600       146,813  Schering-Plough Corp.                  1,612,555          1,858,104          3,470,659
         25,140                      25,140  Wyeth                                  1,280,129                             1,280,129
                                                                                  ___________        ___________        ___________
                                                                                    4,925,966          1,858,104          6,784,070
                                                                                  ___________        ___________        ___________
Producer Durables (4.4%)
                       31,450        31,450  Applera Corp.                                             1,153,901          1,153,901
                       47,150        47,150  Emerson Electric Co.                                      2,077,901          2,077,901
                       33,400        33,400  Lam Research Corp.*                                       1,690,708          1,690,708
                       31,450        31,450  Lockheed Martin Corp.                                     2,895,601          2,895,601
                       19,650        19,650  Manitowoc Co., Inc.                                       1,167,800          1,167,800
                       27,500        27,500  Precision Castparts Corp.^                                2,152,699          2,152,699
                       31,450        31,450  Raytheon Co.                                              1,660,560          1,660,560
                                                                                                     ___________        ___________
                                                                                                      12,799,170         12,799,170
                                                                                                     ___________        ___________
Retail (5.8%)
          4,130                       4,130  AutoZone, Inc.*                          477,263                               477,263
         57,935                      57,935  Avon Products, Inc.                    1,914,172                             1,914,172
         23,933                      23,933  Best Buy Company, Inc.                 1,177,264                             1,177,264
         42,162                      42,162  Federated Department Stores, Inc.      1,607,637                             1,607,637
                       32,350        32,350  Kohl's Corp.*                                             2,213,711          2,213,711
         22,967        49,100        72,067  Limited Brands, Inc.                     664,665          1,420,954          2,085,619
         25,190        49,100        74,290  Safeway, Inc.                            870,566          1,696,896          2,567,462
         29,641                      29,641  The Gap, Inc.                            578,000                               578,000
         31,784                      31,784  Tiffany & Co.^                         1,247,204                             1,247,204
         53,723                      53,723  Wal-Mart Stores, Inc.                  2,480,929                             2,480,929
         11,323                      11,323  Williams-Sonoma, Inc.*^                  355,995                               355,995
                                                                                  ___________        ___________        ___________
                                                                                   11,373,695          5,331,561         16,705,256
                                                                                  ___________        ___________        ___________
Services (1.3%)
         28,399        16,200        44,599  Accenture, Ltd., Class A               1,048,775            598,266          1,647,041
         19,217                      19,217  Sysco Corp.                              706,417                               706,417
         26,266                      26,266  Waste Management, Inc.                   965,801                               965,801
         13,438                      13,438  Western Union Co.                        301,280                               301,280
                                                                                  ___________        ___________        ___________
                                                                                    3,022,273            598,266          3,620,539
                                                                                  ___________        ___________        ___________
Technology (7.7%)
                       58,950        58,950  Akamai Technologies, Inc. *^                              3,131,424          3,131,424
                       88,400        88,400  America Movil, ADR                                        3,997,448          3,997,448
                       58,950        58,950  American Tower Corp., Class A*                            2,197,656          2,197,656
                       11,850        11,850  Amphenol Corp., Class A^                                    735,648            735,648
                       35,950        35,950  Cognizant Technology                                      2,773,902          2,773,902
                                             Solutions Corp.*
                       20,100        20,100  Infosys Technologies, Ltd., ADR^                          1,096,656          1,096,656
                       78,600        78,600  Intel Corp.                                               1,591,650          1,591,650
                       24,050        24,050  International Business                                    2,336,458          2,336,458
                                             Machines Corp.
                       19,650        19,650  MEMC Electronic Materials, Inc.*                            769,101            769,101
                       11,800        11,800  Research in Motion, Ltd.*                                 1,507,804          1,507,804
                       58,950        58,950  Symantec Corp.*                                           1,229,108          1,229,108
                       11,900        11,900  Vimpel-Communications, ADR*^                                939,505            939,505
                                                                                                     ___________        ___________
                                                                                                      22,306,360         22,306,360
                                                                                                     ___________        ___________

                                       28
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The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
                     Additional Information * July 31, 2007



   AZL Dreyfus     AZL Van                                                        AZL Dreyfus         AZL Van
    Founders       Kampen                                                          Founders           Kampen
  Equity Growth   Strategic     Pro Forma                                        Equity Growth       Strategic         Pro Forma
      Fund       Growth Fund    Combined                                             Fund           Growth Fund        Combined
     Shares        Shares        Shares          Security Description             Fair Value        Fair Value        Fair Value
__________________________________________   ____________________________         ____________      ____________      ____________
Telecommunications (4.1%)
        132,184       176,850       309,034  Cisco Systems, Inc.*                   3,612,588          4,833,310          8,445,898
         53,183                      53,183  Corning, Inc.*                           995,054                               995,054
         24,482                      24,482  Marvel Technology Group, Ltd.*           469,810                               469,810
         33,453                      33,453  Motorola, Inc.                           687,794                               687,794
         58,077                      58,077  Nokia OYJ, ADR                         1,180,125                             1,180,125
                                                                                  ___________        ___________        ___________
                                                                                    6,945,371          4,833,310         11,778,681
                                                                                  ___________        ___________        ___________
Tobacco (0.6%)
         21,309                      21,309  Altria Group, Inc.                     1,828,738                             1,828,738
                                                                                  ___________                           ___________
Transportation (1.1%)
         23,985        49,100        73,085  AMR Corp.*^                              725,067          1,484,293          2,209,360
         21,926                      21,926  Continental Airlines, Inc., Class B*^    904,447                               904,447
                                                                                  ___________        ___________        ___________
                                                                                    1,629,514          1,484,293          3,113,807
                                                                                  ___________        ___________        ___________
Travel & Entertainment (1.0%)
         10,139        39,300        49,439  Marriott International, Inc., Class A    483,833          1,875,396          2,359,229
          9,317                       9,317  US Airways Group, Inc.*^                 501,721                               501,721
                                                                                  ___________        ___________        ___________
                                                                                      985,554          1,875,396          2,860,950
                                                                                  ___________        ___________        ___________
Utilities (0.5%)
                       59,100        59,100  AES Corp.*                                                1,302,564          1,302,564
                                                                                                     ___________        ___________
Total Common Stocks (Cost $228,061,105)                                           107,625,580        160,596,143        268,221,723
                                                                                  ___________        ___________        ___________
Collateral for Securities on Loan (10.4%)
     12,733,988    17,403,530    30,137,518  Northern Trust Liquid                 12,733,988         17,403,530         30,137,518
                                             Institutional Asset Portfolio        ___________        ___________        ___________
Total Collateral for Securities on Loan (Cost $30,137,518)                         12,733,988         17,403,530         30,137,518
                                                                                  ___________        ___________        ___________
U.S. Government Agency Securities (2.8%)
Federal National Mortgage Association (2.8%)
               $    7,910,000    $7,910,000  4.87%, 1/2/07, Discount Note (b)                          7,908,945          7,908,945
                                                                                                     ___________        ___________
Total U.S. Government Agency Securities (Cost $7,905,945)                                              7,908,945          7,908,945
                                                                                                     ___________        ___________
Deposit Account (2.3%)
      6,646,803                   6,646,803  NTRS London Deposit Account            6,646,803                             6,646,803
                       12,157        12,157  TNT Offshore Deposit Account                                 12,157             12,157
                                                                                  ___________        ___________        ___________
Total Deposit Account (Cost $26,599,369)                                            6,646,803             12,157          6,598,960
                                                                                  ___________        ___________        ___________


                                       29
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The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
                     Additional Information * July 31, 2007



   AZL Dreyfus     AZL Van                                                        AZL Dreyfus         AZL Van
    Founders       Kampen                                                          Founders           Kampen
  Equity Growth   Strategic     Pro Forma                                        Equity Growth       Strategic         Pro Forma
      Fund       Growth Fund    Combined                                             Fund           Growth Fund        Combined
     Shares        Shares        Shares          Security Description             Fair Value        Fair Value        Fair Value
__________________________________________   ____________________________         ____________      ____________      ____________
Investment Companies (1.9%)
         32,106                      32,106  iShares Russell 1000                   1,765,830                             1,765,830
                                             Growth Index Fund^
         41,450                      41,450  Nasdaq-100 Index Tracking Stock^       1,788,982                             1,788,982
         12,554                      12,554  S&P Depositary Receipt                 1,779,153                             1,779,153
                                             Trust Series 1*^                     ___________                           ___________
Total Investment Companies (Cost $4,782,399)                                        5,333,965                             5,333,965
                                                                                  ___________                           ___________
Total Investments (Cost $277,548,927) (a)   -   110.2%                            132,340,336        185,920,775        318,261,111
Net other assets (liabilities) -  (10.1)%                                        (11,491,169)       (17,748,559)       (29,239,728)
Adjustments (C) - (0.1)%                                                                                                   (92,000)
                                                                                  ___________        ___________        ___________
Net Assets  -  100.0%                                                           $ 120,849,167      $ 168,172,216      $ 288,929,383
                                                                                  ___________        ___________        ___________
____________
Percentages indicated are based on the combined net assets as of
December 31, 2006.
*      Non-income producing security.
^      All or a portion of a security is loaned as of December 31, 2006.
ADR - American Depositary Receipt.


(a) Cost for federal  income tax  purposes  is  $278,248,551.  The gross unrealized  appreciation/(depreciation)  on a tax basis is as follows:
                           Unrealized appreciation             $    43,065,437
                           Unrealized depreciation                  (3,052,877)
                                                                    ___________
                           Net unrealized appreciation         $    40,012,560

(b) The rate presented represents the effective yield at December 31, 2006.
(c) Represents the estimated reorganization fees and expenses that are expected to be paid by the funds
See accompanying notes to the Pro Forma financial statements.

                                       30
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The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
                     Additional Information * July 31, 2007



Pro Forma Combined Schedule of Portfolio Investments                                                              December 31, 2006
(Unaudited)
                                                                                                                       Pro Forma
    AZL OCC       AZL OCC       Pro Forma                                          AZL OCC            AZL OCC          Combined
     Value       Renaissance    Combined                                          Value Fund     Renaissance Fund        Fair
   Fund Shares   Fund Shares     Shares          Security Description             Fair Value        Fair Value           Value
__________________________________________   ____________________________         ____________      ____________      ____________
Common Stocks (98.2%)
Aerospace (3.7%)
                      123,700       123,700  DRS Technologies, Inc.                          $        $6,516,516         $6,516,516
                      284,300       284,300  Goodrich Corp.                                           12,949,865         12,949,865
         25,000                      25,000  The Boeing Co.                         2,221,000                             2,221,000
                                                                                  ___________        ___________        ___________
                                                                                     2,221,000        19,466,381         21,687,381
                                                                                  ___________        ___________        ___________
Building & Construction (3.6%)
                           76,300            76,300                                                 Centex Corp.          4,293,401
4,293,401
        120,000                     120,000  D.R. Horton, Inc.                      3,178,800                             3,178,800
        176,000    91,300267,300             Lennar Corp.^                           9,232,960                 4,789,598
14,022,558
                                                                                  ____________   __________             ___________
                                                                                      12,411,760       9,082,999         21,494,759
                                                                                  ___________        ___________        ___________
Capital Goods (4.1%)
        106,600                     106,600  Honeywell International,               4,822,584                             4,822,584
                                             Inc.
                       48,300        48,300  Joy Global, Inc.                                          2,334,822          2,334,822
         65,300        43,000       108,300  Parker Hannifin Corp.                  5,020,264          3,305,840          8,326,104
                      245,900       245,900  Zebra Technologies Corp.,                                 8,554,861          8,554,861
                                             Class A*^
                                                                                  ___________        ___________        ___________
                                                                                    9,842,848         14,195,523         24,038,371
                                                                                  ___________        ___________        ___________
Commercial Products (0.7%)
                      111,400       111,400  ChoicePoint, Inc.*                                        4,386,932          4,386,932
                                                                                                     ___________        ___________
Consumer Discretionary (5.8%)
        270,400       185,700       456,100  Dollar General Corp.^                  4,342,624          2,982,342          7,324,966
                       57,400        57,400  Family Dollar Stores, Inc.                                1,683,542          1,683,542
         35,000                      35,000  Federated Department                   1,334,550                             1,334,550
                                             Stores, Inc.
                      137,200       137,200  K-Swiss, Inc., Class A                                    4,217,528          4,217,528
                      145,300       145,300  Oshkosh Truck Corp.                                       7,035,426          7,035,426
                       45,000        45,000  Ross Stores, Inc.                                         1,318,500          1,318,500
                                             Ltd.
         52,000       228,100       280,100  TJX Cos., Inc.                         1,480,960          6,496,288          7,977,248
                       65,700        65,700  Walgreen Co.                                              3,014,973          3,014,973
                                                                                  ___________        ___________        ___________


                                                                                    7,158,134         26,748,599         33,906,733
                                                                                  ___________        ___________        ___________
Consumer Services (6.1%)
                       87,900        87,900  Lamar Advertising Co.,                                    5,747,781          5,747,781
                                             Class A*^
        207,100                     207,100  Carnival Corp.^                       10,158,255                            10,158,255
                      239,600       239,600  Royal Caribbean Cruises,                                  9,914,648          9,914,648
                      758,700       758,700  WPP Group plc                                            10,272,853         10,272,853
                                                                                  ___________        ___________        ___________
                                                                                   10,158,255         25,935,282         36,093,537
___________                                                                       ___________        ___________
Consumer Staples (1.0%)
                       92,100        92,100  Clorox Co.                                                5,908,215          5,908,215
                                                                                                     ___________        ___________

                                       31
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The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
                     Additional Information * July 31, 2007


                                                                                                                       Pro Forma
    AZL OCC       AZL OCC       Pro Forma                                          AZL OCC            AZL OCC          Combined
     Value       Renaissance    Combined                                          Value Fund     Renaissance Fund        Fair
   Fund Shares   Fund Shares     Shares          Security Description             Fair Value        Fair Value           Value
__________________________________________   ____________________________         ____________      ____________      ____________
Energy (10.5%)
         88,000                      88,000  BP plc, ADR^                           5,904,800                             5,904,800
        206,000                     206,000  Chevron Corp.                         15,147,180                            15,147,180
        173,900        74,000       247,900  ConocoPhillips                        12,512,105          5,324,300         17,836,405
        123,600                     123,600  GlobalSantaFe Corp.                    7,265,208                             7,265,208
                      122,900       122,900  National-Oilwell Varco,                                   7,519,022          7,519,022
                                             Inc.*
                      277,000       277,000  Prosafe ASA Co.                                           3,919,893          3,919,893
                      164,100       164,100  Range Resources Corp.                                     4,506,186          4,506,186
                                                                                  ___________        ___________        ___________
                                                                                   40,829,293         21,269,401         62,098,694
                                                                                  ___________        ___________        ___________
Financial Services (32.7%)
                       61,200        61,200  AFLAC, Inc.                                               2,815,200          2,815,200
         58,900                      58,900  Allstate Corp.                         3,834,979                             3,834,979
                       57,600        57,600  Ambac Financial Group,                                    5,130,432          5,130,432
         64,000                      64,000  American International                 4,586,240                             4,586,240
                                             Group, Inc.
         86,000                      86,000  Bank of America Corp.                  4,591,540                             4,591,540
        126,000       151,300       277,300  Bank of New York Co.,                  4,960,620          5,956,681         10,917,301
                                             Inc.
                      199,100       199,100  CBL & Associates                                          8,630,985          8,630,985
                                             Properties, Inc.
                       83,000        83,000  CIT Group, Inc.                                           4,628,910          4,628,910
                       55,700        55,700  Citigroup, Inc.                                           3,102,490          3,102,490
                      299,900       299,900  Conseco, Inc.*^                                           5,992,002          5,992,002
                                             Inc.
        313,000        87,200       400,200  Countrywide Financial                 13,286,850          3,701,640         16,988,490
                                             Corp.
         29,200                      29,200  Everest Re Group, Ltd.                 2,864,812                             2,864,812
         48,000                      48,000  Hartford Financial Services            4,478,880                             4,478,880
                                              Group, Inc.
        201,000       124,900       325,900  JPMorgan Chase & Co.                   9,708,300          6,032,670         15,740,970
                       45,000        45,000  M&T Bank Corp.                                            5,497,200          5,497,200
        159,000        89,100       248,100  MBIA, Inc.^                           11,616,540          6,509,646         18,126,186
         59,300                      59,300  Merrill Lynch & Co., Inc.              5,520,830                             5,520,830
        146,000                     146,000  MetLife, Inc.^                         8,615,460                             8,615,460
         71,400                      71,400  Morgan Stanley                         5,814,102                             5,814,102
                       36,900        36,900  PartnerRe, Ltd.                                           2,621,007          2,621,007
                      142,860       142,860  Platinum Underwriters                                     4,420,088          4,420,088
                                             Holdings, Ltd.
                       88,700        88,700  ProLogis Co.                                              5,390,299          5,390,299
                       91,000        91,000  Reinsurance Group of                                      5,068,700          5,068,700
                                             America, Inc.^
         72,800                      72,800  RenaissanceRE Holdings,                4,368,000                             4,368,000
                                             Ltd.
                      233,400       233,400  StanCorp Financial Group,                                10,514,670         10,514,670
                                             Inc.
                      150,500       150,500  TD Ameritrade Holding                                     2,435,090          2,435,090
                                             Corp.*
                       74,300        74,300  Wachovia Corp.                                            4,231,385          4,231,385
        139,000                     139,000  Wells Fargo & Co.                      4,942,840                             4,942,840
                      131,200       131,200  Zions Bancorp                                            10,816,129         10,816,129
                                                                                  ___________        ___________        ___________
                                                                                   89,189,993        103,495,224        192,685,217
                                                                                  ___________        ___________        ___________

                                       32
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The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
                     Additional Information * July 31, 2007


                                                                                                                       Pro Forma
    AZL OCC       AZL OCC       Pro Forma                                          AZL OCC            AZL OCC          Combined
     Value       Renaissance    Combined                                          Value Fund     Renaissance Fund        Fair
   Fund Shares   Fund Shares     Shares          Security Description             Fair Value        Fair Value           Value
__________________________________________   ____________________________         ____________      ____________      ____________
Health Care (8.3%)
        118,600                     118,600  Aetna, Inc.                            5,121,148                             5,121,148
                       40,300        40,300  Barr Pharmaceuticals, Inc.*                               2,019,836          2,019,836
                       57,900        57,900  Coventry Health Care, Inc.*                               2,897,895          2,897,895
                       64,500        64,500  DaVita, Inc.*                                             3,668,760          3,668,760
         48,100       156,800       204,900  Health Net, Inc.*^                     2,340,546          7,629,888          9,970,434
                       66,500        66,500  Invitrogen Corp.*^                                        3,763,235          3,763,235
                       35,800        35,800  Laboratory Corp. of                                       2,630,226          2,630,226
                                             America Holdings*
        335,200                     335,200  Pfizer, Inc.                           8,681,680                             8,681,680
         93,000        34,800       127,800  Wellpoint, Inc.*                       7,318,170          2,738,412         10,056,582
                                                                                  ___________        ___________        ___________
                                                                                   23,461,544         25,348,252         48,809,796
                                                                                  ___________        ___________        ___________
Industrial (0.4%)
         46,200                      46,200  American Standard Cos.,                2,118,270                             2,118,270
                                             Inc.^                                ___________                           ___________
Information Technology (0.7%)
                       59,200        59,200  CDW Corp.                                                 4,162,944          4,162,944
                                                                                                     ___________        ___________
Materials & Processing (1.5%)
                      288,900       288,900  Smurfit-Stone Container                                   3,050,784          3,050,784
                                             Corp.*
        122,600                     122,600  Temple-Inland, Inc.^                   5,643,278                             5,643,278
                                                                                  ___________        ___________        ___________
                                                                                         5,643,278
3,050,784                   8,694,062
                                                                                  ___________        ___________        ___________
Multi-Media (0.4%)
              60,300                 60,300  Dow Jones & Co., Inc.^                               2,291,400
2,291,400
                                                                                                    ___________         ___________
Technology (4.4%)
                       86,450        86,450  AMETEK, Inc.                                              2,752,568          2,752,568
                       24,900        24,900  Amphenol Corp., Class A                                   1,545,792          1,545,792
                       91,776        91,776  CACI International, Inc.,                                 5,185,344          5,185,344
                                             Class A*
        118,600                     118,600  Dell, Inc.*                            2,975,674                             2,975,674
                      131,000       131,000  Fairchild Semiconductor                                   2,202,110          2,202,110
                                             International, Inc.*
                      154,100       154,100  Gentex Corp.^                                             2,397,796          2,397,796
                       45,000        45,000  ManTech International                                     1,657,350          1,657,350
                                             Corp., Class A*
                      161,114       161,114  Tektronix, Inc.                                           4,699,695          4,699,695
                       55,100        55,100  Thermo Fisher Scientific,                                 2,495,479          2,495,479
                                             Inc.*
                                                                                  ___________        ___________        ___________
                                                                                    2,975,674         22,936,134         25,911,808
                                                                                  ___________        ___________        ___________
Telecommunications (4.4%)
        294,000       186,000       480,000  AT&T, Inc.^                           10,510,500          6,649,500         17,160,000
        245,000        54,200       299,200  Motorola, Inc.                         5,037,200          1,114,352          6,151,552
        180,899                     180,899  Windstream Corp.                       2,572,388                             2,572,388
                                                                                  ___________        ___________        ___________
                                                                                   18,120,088          7,763,852         25,883,940
                                                                                  ___________        ___________        ___________
Transportation (2.3%)
         36,200        49,900        86,100  Union Pacific Corp.                    3,331,124          4,591,798          7,922,922
                      191,800       191,800  UTI Worldwide, Inc.                                       5,734,820          5,734,820
                                                                                  ___________        ___________        ___________
                                                                                    3,331,124         10,326,618         13,657,742
                                                                                  ___________        ___________        ___________

                                       33
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The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
                     Additional Information * July 31, 2007


                                                                                                                       Pro Forma
    AZL OCC       AZL OCC       Pro Forma                                          AZL OCC            AZL OCC          Combined
     Value       Renaissance    Combined                                          Value Fund     Renaissance Fund        Fair
   Fund Shares   Fund Shares     Shares          Security Description             Fair Value        Fair Value           Value
__________________________________________   ____________________________         ____________      ____________      ____________
Utilities (7.6%)
        144,000        84,700       228,700  Dominion Resources, Inc.              12,072,960          7,101,248         19,174,208
                      129,200       129,200  DPL, Inc.^                                                3,589,176          3,589,176
                      268,368       268,368  Duke Energy Corp.^                                        8,912,501          8,912,501
                       43,900        43,900  Entergy Corp.                                             4,052,848          4,052,848
                       66,500        66,500  SCANA Corp.                                               2,701,230          2,701,230
                       86,672        86,672  Vectren Corp.                                             2,451,084          2,451,084
                       80,300        80,300  Wisconsin Energy Corp.                                    3,811,038          3,811,038
                                                                                  ___________        ___________        ___________
                                                                                   12,072,960         32,619,125         44,692,085
                                                                                  ___________        ___________        ___________
Total Common Stocks (Cost $520,163,720)
241,825,621             336,696,265               578,521,886
Deposit Account (3.2%)
      4,722,083    13,962,940    18,685,023  NTRS London Deposit                    4,722,083         13,962,940         18,685,023
                                             Account                              ___________        ___________        ___________
Total Deposit Account (Cost $18,685,023)                                            4,722,083         13,962,940         18,685,023
                                                                                  ___________        ___________        ___________
Collateral for Securities on Loan (9.1%)
              35,228,850        35,228,850   Allianz Dresdner Daily                                   35,228,850         35,228,850
                                             Asset Fund#
     18,508,548                  18,508,548  Northern Trust Liquid                 18,508,548                            18,508,548
                                             Institutional Asset Portfolio
                                                                                  ___________        ___________        ___________
Total Collateral for Securities on Loan (Cost $53,737,398)                         18,508,548         35,228,850         53,737,398
                                                                                  ___________        ___________        ___________




Total Investments (Cost $557,357,291) (a)   -   110.5%                         265,056,252         385,888,055          650,944,307
Net other assets (liabilities) -   (10.4) %                                   (18,481,229)        (42,969,087)         (61,450,316)
Adjustments (b) (0.1)%                                                                                                    (176,000)

NET ASSETS   -   100.0%                                                       $246,575,023        $342,918,968         $589,317,991
____________


Percentages indicated are based on combined net assets as of December 31, 2006.
*   Non-income producing security.
^   All or a portion of security is loaned as of December 31, 2006.
#   Investments in affiliates.
ADR - American Depositary Receipt.

(a) Cost for federal income tax purposes is $593,821,215.
The gross unrealized appreciation/(depreciation) on a tax basis is as follows:
                           Unrealized appreciation                 $ 65,934,528
                           Unrealized depreciation                    8,811,436)
                           Net unrealized appreciation             $ 57,123,092

(b) Represents the estimated reorganization fees and expenses that are expected to be paid by the Funds.
See accompanying notes to the Pro Forma financial statements.

                                       34
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
                     Additional Information * July 31, 2007


Pro Forma Combined Schedule of Portfolio Investments                                                              December 31, 2006
(Unaudited)

       AZL                                                                            AZL
   Van Kampen      AZL AIM      Pro Forma                                         Van Kampen          AZL AIM          Pro Forma
    Comstock     Basic Value    Combined                                         Comstock Fund   Basic Value Fund      Combined
   Fund Shares   Fund Shares     Shares          Security Description             Fair Value        Fair Value        Fair Value
__________________________________________   ____________________________         ____________      ____________      ____________
Common Stocks (92.5%)
Building Products (0.7%)
                      175,120       175,120  Cemex SA de CV, ADR^                 $               $    5,924,310    $     5,924,310
                                                                                                     ___________        ___________
Consumer Discretionary (9.4%)
        158,899                     158,899  Clear Channel Communications, Inc.     5,647,270                             5,647,270
        303,900                     303,900  Comcast Corp., Class A*^              12,864,087                            12,864,087
         50,100                      50,100  Gannett Company, Inc.^                 3,029,046                             3,029,046
          1,089       482,343       483,432  Interpublic Group of Cos., Inc.*          13,329          5,903,879          5,917,208
         57,970                      57,970  Liberty Media Holding Corp. - Capital  5,679,901                             5,679,901
        278,150                     278,150  Liberty Media Holding Corp. - Interactive5,999,696                           5,999,696
         80,400                      80,400  Lowe's Cos., Inc.                      2,504,460                             2,504,460
        272,300                     272,300  News Corp., Class B                    6,061,398                             6,061,398
        676,300                     676,300  Time Warner, Inc.^                    14,729,814                            14,729,814
        303,000                     303,000  Viacom Inc., Class B*                 12,432,090                            12,432,090
        112,700       133,483       246,183  Walt Disney Co.                        3,862,229          4,574,462          8,436,691
                                                                                  ___________        ___________        ___________
                                                                                   72,823,320         10,478,341         83,301,661
                                                                                  ___________        ___________        ___________
Consumer Staples (11.1%)
        131,400                     131,400  Altria Group, Inc.                    11,276,748                            11,276,748
         88,200                      88,200  Anheuser-Busch Cos., Inc.              4,339,440                             4,339,440
        201,600                     201,600  Cadbury Schweppes plc, ADR             8,654,688                             8,654,688
        273,500                     273,500  Coca-Cola Co.                         13,196,375                            13,196,375
        236,100                     236,100  CVS Corp.                              7,297,851                             7,297,851
        202,900                     202,900  Kimberly-Clark Corp.                  13,787,055                            13,787,055
        263,400                     263,400  Kraft Foods, Inc., Class A^            9,403,380                             9,403,380
        476,400       115,700       592,100  Unilever NV, New York Shares, ADR     12,981,900          3,159,722         16,141,622
        311,600                     311,600  Wal-Mart Stores, Inc.                 14,389,688                            14,389,688
                                                                                  ___________        ___________        ___________
                                                                                   95,327,125          3,159,722         98,486,847
                                                                                  ___________        ___________        ___________
Electronics (1.1%)
                      220,043       220,043  CA, Inc.^                                                 4,983,974          4,983,974
                       95,372        95,372  Novellus Systems, Inc.*^                                  3,282,704          3,282,704
                       50,736        50,736  Philips Electronics NV^                                   1,906,659          1,906,659
                                                                                                     ___________        ___________
                                                                                                      10,173,337         10,173,337
                                                                                                     ___________        ___________

Energy (0.4%)
         47,600                      47,600  Total SA, ADR                          3,423,392                             3,423,392
                                                                                  ___________                           ___________
Financial Services (24.7%)
         75,400                      75,400  AFLAC, Inc.                            3,468,400                             3,468,400
         97,800                      97,800  American International Group, Inc.     7,008,348                             7,008,348
428,200 428,200       Bank of America Corp.  22,861,598                            22,861,598
        220,700        94,100       314,800  Bank of New York Co., Inc.             8,688,959          3,704,717         12,393,676
         25,800                      25,800  Barclays plc, ADR^                     1,500,012                             1,500,012
          1,120                       1,120  Berkshire Hathaway, Inc., Class B*     4,105,920                             4,105,920
        204,660                     204,660  Chubb Corp.                           10,828,561                            10,828,561
        495,500        98,200       593,700  Citigroup, Inc.                       27,599,349          5,469,740         33,069,089
         56,900       103,897       160,797  Fannie Mae                             3,379,291          6,170,443          9,549,734
        265,600                     265,600  Freddie Mac                           18,034,240                            18,034,240
         62,500        49,790       112,290  Genworth Financial, Inc., Class A^     2,138,125          1,703,316          3,841,441
         26,800                      26,800  Hartford Financial Services Group, Inc.2,500,708                             2,500,708
                       90,200        90,200  H&R Block, Inc.                                           2,078,208          2,078,208

                                       35
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
                     Additional Information * July 31, 2007


       AZL                                                                            AZL
   Van Kampen      AZL AIM      Pro Forma                                         Van Kampen          AZL AIM          Pro Forma
    Comstock     Basic Value    Combined                                         Comstock Fund   Basic Value Fund      Combined
   Fund Shares   Fund Shares     Shares          Security Description             Fair Value        Fair Value        Fair Value
__________________________________________   ____________________________         ____________      ____________      ____________
Financial Services (cont.)
        167,600       143,308       310,908  JPMorgan Chase & Co.                   8,095,080          6,921,776         15,016,856
         89,000        54,380       143,380  Merrill Lynch & Co., Inc.              8,285,900          5,062,778         13,348,678
         79,600                      79,600  MetLife, Inc.^                         4,697,196                             4,697,196
                       59,700        59,700  Morgan Stanley                                            4,861,371          4,861,371
         96,000                      96,000  PNC Financial Services Group           7,107,840                             7,107,840
                       50,813        50,813  Realogy Corp.*                                            1,540,650          1,540,650
        125,400                     125,400  St. Paul Travelers Cos., Inc.          6,732,726                             6,732,726
         25,390                      25,390  SunTrust Banks, Inc.^                  2,144,186                             2,144,186
         60,850                      60,850  Torchmark Corp.                        3,879,796                             3,879,796
         87,000                      87,000  U.S. Bancorp^                          3,148,530                             3,148,530
        273,600                     273,600  Wachovia Corp.                        15,581,520                            15,581,520
        301,000                     301,000  Wells Fargo & Co.                     10,703,560                            10,703,560
                                                                                  ___________        ___________        ___________
                                                                                  182,489,845         37,512,999        220,002,844
                                                                                  ___________        ___________        ___________
Health Care (16.8%)
        174,600                     174,600  Abbott Laboratories                    8,504,766                             8,504,766
302,000 302,000    Boston Scientific Corp.*  5,188,360                              5,188,360
        731,900                     731,900  Bristol-Myers Squibb Co.^             19,263,608                            19,263,608
         92,400       102,819       195,219  Cardinal Health, Inc.                  5,953,332          6,624,628         12,577,960
        218,900                     218,900  Eli Lilly & Co.^                      11,404,690                            11,404,690
        280,600                     280,600  GlaxoSmithKline plc, ADR              14,804,456                            14,804,456
                       16,240        16,240  McKesson Corp.                                              823,368            823,368
        432,800       154,737       587,537  Pfizer, Inc.                          11,209,520          4,007,688         15,217,208
        127,300                     127,300  Roche Holding AG, ADR                 11,393,070                            11,393,070
        135,500                     135,500  Sanofi-Aventis, ADR^                   6,256,035                             6,256,035
                       52,364        52,364  Sanofi-Aventis                                            4,821,327          4,821,327
        583,600                     583,600  Schering-Plough Corp.                 13,796,304                            13,796,304
                      143,529       143,529  UnitedHealth Group, Inc.                                  7,711,813          7,711,813
        261,000        95,422       356,422  Wyeth                                 13,290,120          4,858,889         18,149,009
                                                                                  ___________        ___________        ___________
                                                                                  121,064,261         28,847,713        149,911,974
                                                                                  ___________        ___________        ___________
Industrials (1.0%)
        111,000       129,993       240,993  General Electric Co.                   4,130,310          4,837,040          8,967,350
         13,200                      13,200  Southwest Airlines Co.                   202,224                               202,224
                                                                                  ___________        ___________        ___________
                                                                                    4,332,534          4,837,040          9,169,574
                                                                                  ___________        ___________        ___________
Information Technology (1.0%)
         91,700                      91,700  Texas Instruments, Inc.                2,640,960                             2,640,960
        111,200       148,400       259,600  Western Union Co.                      2,493,104          3,327,128          5,820,232
                                                                                  ___________        ___________        ___________
                                                                                    5,134,064          3,327,128          8,461,192
                                                                                  ___________        ___________        ___________

Insurance (0.6%)
                       69,350        69,350  ACE, Ltd.                                                 4,200,529          4,200,529
                       31,400        31,400  Marsh & McLennan Companies., Inc.                           962,724            962,724
                                                                                                     ___________        ___________
                                                                                                       5,163,253          5,163,253
                                                                                                     ___________        ___________
Manufacturing (1.3%)
                       98,650        98,650  American Standard                                         4,523,103          4,523,103
                                             Companies, Inc.
                      243,550       243,550  Tyco International, Ltd.                                  7,403,919          7,403,919
                                                                                                     ___________        ___________
                                                                                                      11,927,022         11,927,022
                                                                                                     ___________        ___________

                                       36
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
                     Additional Information * July 31, 2007


       AZL                                                                            AZL
   Van Kampen      AZL AIM      Pro Forma                                         Van Kampen          AZL AIM          Pro Forma
    Comstock     Basic Value    Combined                                         Comstock Fund   Basic Value Fund      Combined
   Fund Shares   Fund Shares     Shares          Security Description             Fair Value        Fair Value        Fair Value
__________________________________________   ____________________________         ____________      ____________      ____________
Materials (6.9%)
        522,100                     522,100  Alcoa, Inc.                           15,668,221                            15,668,221
        383,400                     383,400  E.I. du Pont de Nemours & Co.^        18,675,414                            18,675,414
        650,093                     650,093  International Paper Co.^              22,168,171                            22,168,171
         98,400                      98,400  Rohm and Haas Co.^                     5,030,208                             5,030,208
                                                                                  ___________                           ___________
                                                                                   61,542,014                            61,542,014
                                                                                  ___________                           ___________
Oil/Gas (1.5%)
                      134,000       134,000  Halliburton Co.                                           4,160,700          4,160,700
                       65,100        65,100  Transocean, Inc.*                                         5,265,939          5,265,939
                       88,200        88,200  Weatherford International, Ltd.*                          3,685,878          3,685,878
                                                                                                     ___________        ___________
                                                                                                      13,112,517         13,112,517
                                                                                                     ___________        ___________
Retail/Wholesale (2.1%)
                      182,550       182,550  Gap, Inc.                                                 3,559,725          3,559,725
                       74,031        74,031  Home Depot, Inc.                                          2,973,085          2,973,085
                       70,004        70,004  Kroger Co.                                                1,614,992          1,614,992
                       52,424        52,424  Molson Coors Brewing Co., Class B                         4,007,291          4,007,291
                       43,156        43,156  Safeway, Inc.                                             1,491,471          1,491,471
                       89,840        89,840  Target Corp.                                              5,125,372          5,125,372
                                                                                                     ___________        ___________
                                                                                                      18,771,936         18,771,936
                                                                                                     ___________        ___________
Services (1.6%)
                       54,921        54,921  OmniCom Group, Inc.                                       5,741,441          3,995,952
                      124,700       124,700  Waste Management, Inc.                                    4,585,219          4,585,219
                       81,600        81,600  Waters Corp.*                                             3,995,952          3,995,952
                                                                                                     ___________        ___________
                                                                                                      14,322,612         14,322,612
                                                                                                     ___________        ___________
Technology (6.4%)
         34,545                      34,545  Affiliated Computer                    1,687,178                             1,687,178
                                             Services Inc., Class A*
        132,200                     132,200  Cisco Systems, Inc.*                   3,613,026                             3,613,026
         26,740                      26,740  Cognex Corp.                             636,947                               636,947
        335,900       198,437     1,603,011  Dell, Inc.*                            8,427,731          4,978,785         13,406,516
        111,200       205,727       316,927  First Data Corp.                       2,837,824          5,250,153          8,087,977
         69,875                      69,875  Flextronics International, Ltd.*^        802,165                               802,165
66,600   66,600         Hewlett-Packard Co.  2,743,254                              2,743,254
        308,100                     308,100  Intel Corp.                            6,239,025                             6,239,025
         55,900                      55,900  International Business                 5,430,685                             5,430,685
                                             Machines Corp.
         35,210                      35,210  KEMET Corp.*                             257,033                               257,033
         70,200                      70,200  KLA-Tencor Corp.^                      3,492,450                             3,492,450
         99,300                      99,300  McAfee, Inc.*                          2,818,134                             2,818,134
        125,000        96,969       221,969  Microsoft Corp.                        3,732,500          2,895,494          6,627,994
         36,250                      36,250  Nokia Corp., ADR                         736,600                               736,600
         20,354                      20,354  Telefonaktibolaget LM                    818,841                               818,841
                                             Ericsson, ADR
                                                                                  ___________        ___________        ___________
                                                                                   44,273,393         13,124,432         57,397,825
                                                                                  ___________        ___________        ___________
Telecommunication Services (5.3%)
        565,200                     565,200  AT&T, Inc.^                           20,205,900                            20,205,900
         13,485                      13,485  Embarq Corp.                             708,772                               708,772
        181,100                     181,100  Sprint Nextel Corp.^                   3,420,979                             3,420,979
        609,000                     609,000  Verizon Communications, Inc.          22,679,160                            22,679,160
                                                                                  ___________                           ___________
                                                                                   47,014,811                            47,014,811
                                                                                  ___________                           ___________

                                       37
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
                     Additional Information * July 31, 2007


       AZL                                                                            AZL
   Van Kampen      AZL AIM      Pro Forma                                         Van Kampen          AZL AIM          Pro Forma
    Comstock     Basic Value    Combined                                         Comstock Fund   Basic Value Fund      Combined
   Fund Shares   Fund Shares     Shares          Security Description             Fair Value        Fair Value        Fair Value
__________________________________________   ____________________________         ____________      ____________      ____________
Utilities (0.6%)
        120,250                     120,250  American Electric Power                5,120,245                             5,120,245
                                                                                  ___________        ___________        ___________
Total Common Stocks (Cost $686,562,692)                                           642,545,004        180,682,362        823,227,366
                                                                                  ___________        ___________        ___________
Collateral for Securities on Loan (11.6%)
     91,207,300                  91,207,300  Allianz Dresdner Daily                91,207,300                            91,207,300
                                             Asset Fund#
                   12,234,267    12,234,267  Northern Trust Liquid                                    12,234,267         12,234,267
                                             Institutional Asset Portfolio
                                                                                  ___________        ___________        ___________
Total Collateral for Securities on Loan (Cost $103,441,567)                        91,207,300         12,234,267        103,441,567
                                                                                  ___________        ___________        ___________
U.S. Government Agency Securities (6.9%)
Federal National Mortgage Association (6.9%)
$        61,700,000        $     61,700,000  4.87%, 1/2/07, Discount Note (b)      61,691,773                            61,691,773
                                                                                  ___________                           ___________
Total U.S. Government Agency Securities (Cost $61,691,773)                         61,691,773                            61,691,773
                                                                                  ___________                           ___________
Deposit Account (0.8%)
                    7,008,218     7,008,218  NTRS London Deposit Account                               7,008,218          7,008,218
        143,289                     143,289  TNT Offshore Deposit Account             143,289                               143,289
                                                                                  ___________        ___________        ___________
Total Deposit Account (Cost $7,151,507)                                               143,289          7,008,218          7,151,507
                                                                                  ___________        ___________        ___________

Total Investment Securities (Cost $858,847,539) (a)  -   111.8%                   795,587,366        199,924,847        995,512,213


Net other assets (liabilites)  -  (11.8)%                                        (90,431,867)       (14,747,873)      (105,179,740)
Adjustments (c) - (0.0)%                                                                                                   (94,000)
------------------------------------------------------------------------------------------------------------------------------------
Net Assets  -  100.0%                                                          $  705,155,499     $  185,176,974     $  890,238,473
____________


Percentages indicated are based on combined net assets as of December 31, 2006.
*   Non-income producing security.
^   All or a portion of security is loaned as of December 31, 2006.
#   Investments in affliate.
ADR - American Depositary Receipt.

(a) Cost for federal income tax purposes is $861,357,783.  The gross unrealized appreciation (depreciation) on a tax basis is as follows:
                           Unrealized appreciation                  $ 149,015,214
                           Unrealized depreciation                     (14,860,784)
                           Net unrealized appreciation                       $  134,154,430

(b)    The rate presented represents the effective yield at December 31, 2006.
(c) Represents the estimated reorganization fees adn expenses that are expected to be paid by the Funds.
See accompanying notes to the Pro Forma financial statements.

                                       38
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
                     Additional Information * July 31, 2007


Pro Forma Combined Schedule of Portfolio Investments                                                              December 31, 2006
(Unaudited)



                    AZL Van Kampen                                            AZL Van Kampen      AZL Van Kampen           Pro Forma
AZL Van Kampen    Aggressive Growth  Pro Forma                              Mid Cap Growth Fund   Aggressive Growth Fund   Combined
Mid Cap Growth Fund    Fund          Combined                                       Fair               Fair                Fair
        Shares         Shares        Shares      Security Description              Value              Value                Value
__________________________________________   ____________________________         ____________      ____________      ____________
Common Stocks (93.9%)
Auto & Transportation (0.3%)
                        8,340         8,340  Johnson Controls, Inc.                                $    $716,573           $716,573
                       12,510        12,510  Kirby Corp.*^                                               426,966            426,966
                                                                                                     ___________        ___________
                                                                                                       1,143,539          1,143,539
                                                                                                     ___________        ___________
Consumer Discretionary (30.4%)
        124,998         8,380       133,378  Abercrombie & Fitch Co.^               8,703,611            583,499          9,287,110
         17,214                      17,214  Aeroplan Income Fund                     250,555                               250,555
                       16,680        16,680  Alliance Data Systems                                     1,042,000          1,042,000
                                             Corp.*
        245,723                     245,723  Amazon.com, Inc.*^                     9,696,230                             9,696,230
         78,764                      78,764  Apollo Group, Inc., Class              3,069,433                             3,069,433
                                             A*
                        8,340         8,340  Children's Place Retail                                     529,757            529,757
                                             Stores, Inc.*^
         90,544                      90,544  Choice Hotels                          3,811,902                             3,811,902
                                             International, Inc.
                       50,050        50,050  Coach, Inc.*                                              2,150,147          2,150,147
        113,498                     113,498  Desarrolladora Homex S.A.              6,704,327                             6,704,327
                                              de C.V., ADR*^
        117,882                     117,882  Eastman Kodak Co.^                     3,041,356                             3,041,356
                       16,680        16,680  Electronic Arts, Inc.*                                      840,005            840,005
        186,794                     186,794  Expedia, Inc.*                         3,918,938                             3,918,938
         47,923                      47,923  Focus Media Holding, Ltd.*^            3,181,608                             3,181,608
        370,079                     370,079  Grupo Televisa SA, GDR^                9,995,833                             9,995,833
                       12,510        12,510  Harman International                                      1,249,874          1,249,874
                                             Industries, Inc.*
        378,819                     378,819  Intercontinental Hotels                9,565,180                             9,565,180
                                             Group plc, ADR^
                       33,370        33,370  International Game                                        1,541,694          1,541,694
                                             Technology
         43,328         8,340        51,668  ITT Educational Services,              2,875,679            553,526          3,429,205
                                             Inc.*^
                       16,680        16,680  Kohl's Corp.*                                             1,141,412          1,141,412
         74,952                      74,952  Lamar Advertising Co.*^                4,901,111                             4,901,111
                       33,370        33,370  Limited Brands, Inc.                                        965,728            965,728
                       41,710        41,710  Marriott International, Inc.                              1,990,400          1,990,400
                        3,800         3,800  Melco PBL Entertainment                                      80,788             80,788
                                             Ltd., ADR*^
                       20,850        20,850  Nutri/System, Inc.*^                                      1,321,682          1,321,682
          5,503                       5,503  NVR, Inc.*^                            3,549,435                             3,549,435
                        8,400         8,400  Omnicom Group, Inc.                                         878,136            878,136
         93,823                      93,823  PETsMART, Inc.                         2,707,732                             2,707,732
                       16,680        16,680  Phillips-Van Heusen Corp.^                                  836,836            836,836
                       12,600        12,600  Polo Ralph Lauren Corp.                                     978,516            978,516
                       29,200        29,200  Quanta Services, Inc.*^                                     574,364            574,364
                        4,200         4,200  Sears Holdings Corp.*                                       705,306            705,306
                       41,710        41,710  Smith & Wesson Holding                                      431,281            431,281
                                             Corp.*^
                       16,680        16,680  Starbucks Corp.*                                            590,806            590,806
         48,785                      48,785  Station Casinos, Inc.                  3,984,271                             3,984,271
                       16,680        16,680  Under Armour, Inc.*^                                        841,506            841,506
        201,163                     201,163  Urban Outfitters, Inc.*^               4,632,784                             4,632,784
                       12,510        12,510  Watson Wyatt Worldwide,                                     564,827            564,827
                                             Inc.^

                                       39
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
                     Additional Information * July 31, 2007


AZL Van Kampen     AZL Van Kampen                                           Mid Cap Growth Fund  Aggressive Growth Fund   Pro Forma
Mid Cap Growth   Aggressive Growth  Pro Forma                                 AZL Van Kampen        AZL Van Kampen        Combined
 Fund                 Fund          Combined                                         Fair              Fair               Fair
 Shares               Shares        Shares      Security Description                Value             Value               Value
__________________________________________   ____________________________         ____________      ____________      ____________
Consumer Discretionary (cont.)
         66,927                      66,927  Weight Watchers                        3,515,675                             3,515,675
                                             International, Inc.^
        205,991                     205,991  Wendy's International, Inc.^           6,816,242                             6,816,242
         81,222                      81,222  Wynn Resorts, Ltd.                     7,622,685                             7,622,685
                                                                                  ___________        ___________        ___________

                                                                                  102,544,587         20,392,090        122,936,677
                                                                                  ___________        ___________        ___________
Consumer Staples (0.2%)
                       12,600        12,600  Loews Corp.- Carolina                                       815,472            815,472
                                             Group                                                   ___________        ___________
Energy (6.0%)
                       25,020        25,020  Smith International, Inc.                                 1,027,571          1,027,571
        211,348                     211,348  Southwestern Energy Co.*^              7,407,747                             7,407,747
        273,873        37,540       311,413  Ultra Petroleum Corp.*^               13,077,436          1,792,535         14,869,971
                       16,680        16,680  XTO Energy, Inc.                                            784,794            784,794
                                                                                  ___________        ___________        ___________
                                                                                   20,485,183          3,604,900         24,090,083
                                                                                  ___________        ___________        ___________
Financial Services (2.2%)
                        8,400         8,400  Affiliated Managers Group,                                  883,092            883,092
                                             Inc.*^
                        6,300         6,300  Bear Stearns Cos., Inc.                                   1,025,514          1,025,514
                       87,590        87,590  Charles Schwab Corp.                                      1,693,990          1,693,990
                       11,400        11,400  First Marblehead Corp.                                      623,010            623,010
                       12,480        12,480  Intercontinental Exchange,                                1,346,592          1,346,592
                                             Inc.*
                       38,000        38,000  Investment Technology                                     1,629,440          1,629,440
                                             Group, Inc.*
                       50,050        50,050  Nasdaq Stock Market, Inc.*^                               1,541,040          1,541,040
                                                                                                     ___________        ___________
                                                                                                       8,742,678          8,742,678
                                                                                                     ___________        ___________
Financials (7.8%)
          9,504                       9,504  Allegheny Corp.*^                      3,455,654                             3,455,654
         30,318                      30,318  Brookfield Asset                       1,460,721                             1,460,721
                                             Management, Inc., Class A
         89,805                      89,805  Brown & Brown, Inc.^                   2,533,399                             2,533,399
        189,800                     189,800  Calamos Asset                          5,092,335                             5,092,335
                                             Management, Inc., Class A^
        127,383        50,050       177,433  Janus Capital Group, Inc.^             2,750,199          1,080,580          3,830,779
        145,700                     145,700  Leucadia National Corp.^               4,108,740                             4,108,740
        104,440                     104,440  People's Bank^                         4,660,113                             4,660,113
        112,009                     112,009  Realogy Corp.*^                        3,396,113                             3,396,113
         59,641                      59,641  St. Joe Co.^                           3,194,968                             3,194,968
                                                                                  ___________        ___________        ___________
                                                                                   30,652,242          1,080,580         31,732,822
                                                                                  ___________        ___________        ___________
Health Care (8.6%)
                       12,510        12,510  Brookdale Senior Living,                                    600,480            600,480
                                             Inc.^
                       20,850        20,850  Celgene Corp.*                                            1,199,501          1,199,501
        199,201                     199,201  Dade Behring Holdings,                 7,930,191                             7,930,191
                                             Inc.^
                       20,850        20,850  DaVita, Inc.*                                             1,185,948          1,185,948
        104,734                     104,734  Gen-Probe, Inc.*^                      5,484,920                             5,484,920
                       45,880        45,880  Hologic, Inc.*^                                           2,169,206          2,169,206

                                       40
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
                     Additional Information * July 31, 2007



AZL Van Kampen     AZL Van Kampen                                             AZL Van Kampen       AZL Van Kampen        Pro Forma
Mid Cap Growth   Aggressive Growth  Pro Forma                              Mid Cap Growth Fund   Aggressive Growth Fund  Combined
Fund                   Fund         Combined                                         Fair              Fair              Fair
Shares                 Shares        Shares      Security Description                Value             Value             Value
__________________________________________   ____________________________         ____________      ____________      ____________
Health Care (cont.)
                       25,020        25,020  Medicis Pharmaceutical                                      878,953            878,953
                                             Corp., Class A^
                       37,540        37,540  Mentor Corp.^                                             1,834,580          1,834,580
                       69,600        69,600  New River                                                 3,807,815          3,807,815
                                             Pharmaceuticals, Inc.*^
                       37,770        37,770  Shire plc                                                 2,332,675          2,332,675
         61,064                      61,064  Techne Corp.*                          3,385,999                             3,385,999
                       20,900        20,900  United Therapeutics Corp.*^                               1,136,333          1,136,333
                       20,850        20,850  Ventana Medical Systems,                                    897,176            897,176
                                             Inc.*^
                       29,200        29,200  Vertex Pharmaceuticals,                                   1,092,664          1,092,664
                                             Inc.*^
                       66,730        66,730  Warner Chilcott, Ltd. -                                     922,209            922,209
                                             Class A*^
                                                                                  ___________        ___________        ___________
                                                                                   16,801,110         18,057,540         34,858,650
                                                                                  ___________        ___________        ___________
Hotels, Resorts & Cruise Lines (0.8 %)
           97,724                        97,724      Hilton Hotels Corp.^                               3,410,568
                               3,410,568
                                                                                  ___________                           ___________

Industrials (14.1%)
        163,050                     163,050  C.H. Robinson Worldwide,               6,667,115                             6,667,115
                                             Inc. ^
        157,234                     157,234  ChoicePoint, Inc.*                     6,191,875                             6,191,875
        128,686         6,260       134,946  Corporate Executive Board             11,285,761            549,002         11,834,763
                                             Co.
                       12,600        12,600  Danaher Corp.                                               912,744            912,744
        187,762        12,510       200,272  Expeditors International of            7,604,361            506,655          8,111,016
                                             Washington, Inc.^
                       12,510        12,510  Fastenal Co.                                                448,859            448,859
        197,290                     197,290  Monster Worldwide, Inc.*^              9,201,606                             9,201,606
        149,038                     149,038  Pentair, Inc.                          4,679,793                             4,679,793
                           12,500    12,500  Republic Services, Inc.                                                 508,375508,375
                       12,600        12,600  Rockwell Collins, Inc.                                      797,454            797,454
         91,961         8,340       100,301  Stericycle, Inc.*^                     6,943,056            629,670          7,572,726
                                                                                  ___________        ___________        ___________
                                                                                   52,573,567          4,352,759         56,926,326
                                                                                  ___________        ___________        ___________
Information Technology (7.7%)
        179,688                     179,688  Activision, Inc.*^                     3,097,821                             3,097,821
                       20,850        20,850  Adobe Systems, Inc.*                                        857,352            857,352
                       33,370        33,370  Akamai Technologies, Inc.*^                               1,772,615          1,772,615
                        8,340         8,340  Amphenol Corp., Class A                                     517,747            517,747
         37,388                      37,388  Baidu.com, Inc.*                       4,214,375                             4,214,375
                        8,340         8,340  D & B Corp.*                                                690,469            690,469
                        8,340         8,340  F5 Networks, Inc.*^                                         618,911            618,911
                        8,340         8,340  FactSet Research                                            471,043            471,043
                                             Systems, Inc.
        187,355                     187,355  Iron Mountain, Inc.*^                  7,745,256                             7,745,256
                       50,050        50,050  Juniper Networks, Inc.*                                     947,947            947,947
        257,088                     257,088  Marvell Technology Group,              4,933,519                             4,933,519
                                             Ltd.*^

        101,906        20,850       122,756  Tessera Technologies, Inc.*^           4,110,888            841,089          4,951,977
                       16,870        16,870  ValueClick, Inc.*^                                          398,638            398,638
                                                                                  ___________        ___________        ___________

                                                                                   24,101,859          7,115,811         31,217,670
                                                                                  ___________        ___________        ___________

                                       41
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
                     Additional Information * July 31, 2007



AZL Van Kampen     AZL Van Kampen                                             AZL Van Kampen       AZL Van Kampen        Pro Forma
Mid Cap Growth   Aggressive Growth  Pro Forma                              Mid Cap Growth Fund   Aggressive Growth Fund  Combined
Fund                   Fund         Combined                                         Fair              Fair              Fair
Shares                 Shares        Shares      Security Description                Value             Value             Value
__________________________________________   ____________________________         ____________      ____________      ____________
Materials (3.1%)
                                         16,680                                        16,680                         Agrium, Inc.^
                                                            525,253                   525,253
         74,886                      74,886  Cabot Corp.^                           3,262,783                             3,262,783
                       16,680        16,680  Chicago Bridge & Iron Co. N.V.                              456,031            456,031
                       16,680        16,680  Ecolab, Inc.                                                753,937            753,937
         74,519                      74,519  Florida Rock Industries^               3,208,043                             3,208,043
         97,855        25,020       122,875  MeadWestvaco Corp.^                    2,941,521            752,101          3,693,622
                        8,440         8,440  Praxair, Inc.                                               500,745            500,745
                                                                                  ___________        ___________        ___________
                                                                                    9,412,347          2,988,067         12,400,414
                                                                                  ___________        ___________        ___________

Other (0.1%)
                       16,680        16,680  Archer-Daniels-Midland                                      533,093            533,093
                                             Co.                                                     ___________        ___________
Other Energy (1.2%)
                       16,680        16,680  Cameron International,                                      884,874            884,874
                                             Corp.*
                        8,340         8,340  Core Laboratories N.V.*^                                    675,540            675,540
                       20,850        20,850  Devon Energy Corp.                                        1,398,618          1,398,618
                       12,510        12,510  FMC Technologies, Inc.*                                     770,991            770,991
                       16,680        16,680  Grant Prideco, Inc.*                                        663,364            663,364
                       16,680        16,680  Superior Energy Services,                                   545,102            545,102
                                             Inc.*
                                                                                                     ___________        ___________
                                                                                                       4,938,489          4,938,489
___________                                                                                          ___________
Producer Durables (2.1%)
                       16,600        16,600  Dover Corp.                                                 813,732            813,732
                       16,680        16,680  General Cable Corp. * ^                                     729,083            729,083
                       12,600        12,600  Itron, Inc. * ^                                             653,184            653,184
                       12,600        12,600  Lockheed Martin Corp.                                     1,160,082          1,160,082
                       16,680        16,680  Manitowoc Co., Inc.                                         991,292            991,292
                       25,020        25,020  Precision Castparts Corp.                                 1,958,566          1,958,566
                       20,850        20,850  Rockwell Automation, Inc.                                 1,273,518          1,273,518
                       16,680        16,680  Terex Corp.*                                              1,077,194          1,077,194
                                                                                                     ___________        ___________
                                                                                                       8,656,651          8,656,651
                                                                                                     ___________        ___________
Technology (3.7%)
                       12,510        12,510  Anixter International, Inc.*                                679,293            679,293
                       50,050        50,050  ASML Holding N.V., NY                                     1,232,732          1,232,732
                                             Registered Shares*^
                       25,020        25,020  BMC Software, Inc.*                                         805,644            805,644
                       12,510        12,510  Cognizant Technology                                        965,272            965,272
                                             Solutions Corp.*
                       16,680        16,680  Commscope, Inc.*^                                           508,406            508,406
                       16,680        16,680  Digital River, Inc.*^                                       930,577            930,577
                       12,600        12,600  Global Payments, Inc.                                       583,380            583,380
                       16,680        16,680  Intuit, Inc.*                                               508,907            508,907
                       17,200        17,200  Jabil Circuit, Inc.                                         422,260            422,260
                       16,630        16,630  Komag, Inc.*^                                               629,944            629,944
                       20,850        20,850  MEMC Electronic Materials,                                  816,069            816,069
                                              Inc.*
                       16,380        16,380  Network Appliance, Inc.*^                                   643,406            643,406
                       16,680        16,680  NVIDIA Corp.*                                               617,327            617,327
        119,813                     119,813  Salesforce.com, Inc.*^                 4,367,184                             4,367,184
                       25,020        25,020  Sybase, Inc.*^                                              617,994            617,994
                       12,510        12,510  Trimble Navigation Ltd.*                                    634,632            634,632
                                                                                  ___________        ___________        ___________
                                                                                                       4,367,184          10,595,843
14,963,027
                                                                                                     ___________        ___________

                                       42
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
                     Additional Information * July 31, 2007



AZL Van Kampen     AZL Van Kampen                                             AZL Van Kampen       AZL Van Kampen        Pro Forma
Mid Cap Growth   Aggressive Growth  Pro Forma                              Mid Cap Growth Fund   Aggressive Growth Fund  Combined
Fund                   Fund         Combined                                         Fair              Fair              Fair
Shares                 Shares        Shares      Security Description                Value             Value             Value
__________________________________________   ____________________________         ____________      ____________      ____________
Telecommunication Services (4.5%)
        192,017        33,370       225,387  Crown Castle International             6,202,149          1,077,851          7,280,000
                                             Corp.*
        143,899        25,020       168,919  NII Holdings, Inc.*^                   9,272,852          1,612,289         10,885,141
                                                                                  ___________        ___________        ___________
                                                                                   15,475,001          2,690,140         18,165,141
                                                                                  ___________        ___________        ___________
Utilities (1.1%)
                       12,600        12,600  FirstEnergy Corp.                                           758,646            758,646
         36,941         8,400        45,341  Questar Corp.^                         3,067,950            697,620          3,765,570
                                                                                  ___________        ___________        ___________
                                                                                    3,067,950          1,456,266          4,524,216
                                                                                  ___________        ___________        ___________

Total Common Stocks (Cost $328,880,280)                                           282,891,598         97,163,918        380,055,516
                                                                                  ___________        ___________        ___________
Collateral for Securities on Loan (15.0%)
     29,922,288    30,679,049    60,601,337  Northern Trust Liquid                 29,922,288         30,679,049         60,601,337
                                             Institutional Asset Portfolio        ___________        ___________        ___________
Total Collateral for Securities on Loan (Cost $60,601,337)                         29,922,288         30,679,049         60,601,337
                                                                                  ___________        ___________        ___________
U.S. Government Agency Securities (6.4%)
Federal National Mortgage Association  (6.5%)
    $23,300,000    $2,580,000   $25,880,000  4.87%, 1/2/07, Discount Note (b)      23,296,893          2,579,656         25,876,549
                                                                                  ___________        ___________        ___________
Total U.S. Government Agency Securities (Cost $25,876,549)                         23,296,893          2,579,656         25,876,549
                                                                                  ___________        ___________        ___________
Deposit Account (0.0%)
         15,046         7,319        22,365  TNT Offshore Deposit                      15,046              7,319             22,365
                                             Account                              ___________        ___________        ___________
Total Deposit Account (Cost $22,365)                                                   15,046              7,319             22,365
                                                                                  ___________        ___________        ___________



Total Investments (Cost $415,380,531) (a)   -   115.3%                         336,125,825         130,429,942          466,555,767
Net other assets (liabilities)   -   (15.3) %                                 (31,119,679)        (30,825,469)         (61,945,148)
Adjustments (c) (0.0)%                                                                                                     (74,000)


NET ASSETS   -   100.0%                                                       $305,006,146         $99,604,473         $404,536,619
____________


Percentages indicated are based on combined net assets as of December 31, 2006.
*   Non-income producing security.
^   All or a portion of security is loaned as of December 31, 2006.
ADR - American Depositary Receipt.

(a) Cost for federal income tax purposes is $415,824,394. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:
                    Unrealized appreciation                  $ 61,996,006
                    Unrealized depreciation                   (11,264,633)
                Net unrealized appreciation                  $ 50,731,373

(b)  The rate presented represents the effective yield at December 31, 2006.
(c) Represents the estimated reorganization fees and expenses that are expected to be paid by the Funds.
See accompanying notes to the Pro Forma financial statements.

 (b) The rate presented represents the effective yield at December 31, 2006.

SEE ACCOMPANYING NOTES TO THE PRO FORMA FINANCIAL STATEMENTS.




                                       43
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust * Proxy Statement/Statement of
                     Additional Information * July 31, 2007



                                     PART C

                                OTHER INFORMATION

ITEM 15.  INDEMNIFICATION.

         The Trust's Agreement and Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties or, in a criminal proceeding, such Trustee or officers had reasonable cause to believe their conduct was unlawful. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.  EXHIBITS.

(1) Agreement and Declaration of Trust, dated July 13, 1999, filed on July 21, 1999 as Exhibit (a) to Registration Statement No. 333-83423, is incorporated by reference.

(2)           By-laws, dated July 13, 1999, filed on July 21, 1999 as Exhibit
              (b) to Registration Statement No. 333-83423, is incorporated by reference.

(3)           Not applicable.

(4) Form of Agreement and Plan of Reorganization. (Included as Exhibit A to the Prospectus/Proxy Statement comprising Part A of this Registration Statement.)

(5)            See (1) above.

(6)(a) Investment Management Agreement, dated April 27, 2001, between USAllianz Advisers, LLC and USAllianz Variable Insurance Products Trust, filed on October 24, 2001 as Exhibit (d)(2)(i) to Registrant's Post-Effective Amendment No. 7, is incorporated by reference.


(6)(a)(i) Amended Schedule A, dated May 1, 2007, to Investment Management Agreement between USAllianz Advisers, LLC and USAllianz Variable Insurance Products Trust, dated April 27, 2001, filed on April 27, 2007 as exibit (d)(1)(i) to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.


(6)(a)(ii) Attachment 1 dated May 1, 2007 to Schedule A, dated May 1, 2007, to the Investment Management Agreement dated April 27, 2001, filed on April 27, 2007 as exibit (d)(1)(ii) to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.


(6)(b) Portfolio Management Agreement, dated May 1, 2002, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and A I M Capital Management, Inc., filed on December 27, 2006 as Exhibit (d)(2) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(6)(b)(i) Amendment, dated September 8, 2003, to the Portfolio Management Agreement dated May 1, 2002, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and A I M Capital Management, Inc., filed on December 27, 2006 as Exhibit (d)(2)(i) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(6)(b)(ii) Amended Schedule A, dated March 28, 2005, to the Portfolio Management Agreement dated May 1, 2002, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and A I M Capital Management, Inc., filed on December 27, 2006 as Exhibit (d)(2)(ii) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(6)(c) Subadvisory Agreement, dated July 6, 2006, between Allianz Life Advisers, LLC and Columbia Management Advisers, LLC, filed on December 27, 2006 as Exhibit (d)(3) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(6)(d) Portfolio Management Agreement, dated March 8, 2004, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Davis Selected Advisers, L.P., filed on December 27, 2006 as Exhibit (d)(4) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(6)(d)(i) Amendment, dated March 8, 2004, to the Portfolio Management Agreement dated March 8, 2004, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Davis Selected Advisers, L.P., filed on December 27, 2006 as Exhibit (d)(4)(i) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(6)(e) Subadvisory Agreement dated May 1, 2007 between Allianz Life Advisers, LLC, and The Dreyfus Corporation, filed on April 27, 2007 as exibit (d)(5) to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.


(6)(f) Amended and Restated Subadvisory Agreement, dated May 1, 2007, between Allianz Life Advisers, LLC and First Trust Advisors L.P., filed on April 27, 2007 as exibit (d)(6) to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.


(6)(g) Portfolio Management Agreement, dated March 8, 2004, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Founders Asset Management LLC, filed on December 27, 2006 as Exhibit (d)(7) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(6)(h) Portfolio Management Agreement, dated April 12, 2005, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Franklin Advisory Services, LLC, filed on December 27, 2006 as Exhibit (d)(8) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(6)(i) Portfolio Management Agreement, dated April 29, 2005, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Jennison Associates LLC, filed on December 27, 2006 as Exhibit (d)(9) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(6)(j) Portfolio Management Agreement, dated July 27, 2004 between USAllianz Advisers LLC, USAllianz Variable Insurance Products Trust, and Legg Mason Funds Management, Inc., filed on February 2, 2005 as Exhibit (d)(15) to Registrant's Post-Effective Amendment No. 14, is incorporated by reference.


(6)(j)(i) First Amendment to Portfolio Management Agrement and Amended Schedule A, dated April 4, 2005, to Portfolio Management Agreement dated July 27, 2004, between USAllianz Advisers LLC, USAllianz Variable Insurance Products Trust, and Legg Mason Funds Management, Inc., filed on December 27, 2006 as Exhibit (d)(10)(i) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(6)(k) Subadvisory Agreement, dated May 1, 2006, between Allianz Life Advisers, LLC and Neuberger Berman Management Inc., filed on April 27, 2006 as Exhibit (d)(17) to Registrant's Post-Effective Amendment No. 17, is incorporated by reference.


(6)(l) Subadvisory Agreement, dated May 1, 2007, between Allianz Life Advisers, LLC and Nicholas-Applegate Capital Management LLC, filed on April 27, 2007 as exibit (d)(12) to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.


(6)(m) Subadvisory Agreement, dated August 24, 2006, between Allianz Life Advisers, LLC, and Oppenheimer Capital, LLC, filed on December 27, 2006 as Exhibit (d)(12) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(6)(n) Subadvisory Agreement, dated May 1, 2006, between Allianz Life Advisers, LLC and OppenheimerFunds, Inc., filed on April 27, 2006 as Exhibit (d)(20) to Registrant's Post-Effective Amendment No. 17, is incorporated by reference.


(6)(n)(i) Amended Schedule A, dated August 28, 2006, to the Subadvisory Agreement dated May 1, 2006, between Allianz Life Advisers, LLC and OppenheimerFunds, Inc., filed on December 27, 2006 as Exhibit
              (d)(13)(i) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(6)(o) Amended and Restated Subadvisory Agreement, dated May 1, 2007, between Allianz Life Advisers, LLC and Pacific Investment Management Company LLC, filed on April 27, 2007 as exibit (d)(15) to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.


(6)(p) Sub-Subadvisory Agreement dated April 30, 2007, between Allianz Life Advisers, LLC, Pacific Investment Management Company LLC, and Research Affiliates LLC, filed on April 27, 2007 as exibit (d)(16) to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.


(6)(q) Portfolio Management Agreement, dated November 18, 2002, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Prudential Investment Management, Inc., filed on December 27, 2006 as Exhibit (d)(15) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(6)(q)(i) Amendment, dated September 8, 2003, to the Portfolio Management Agreement dated November 18, 2002, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Prudential Investment Management, Inc., filed on December 27, 2006 as Exhibit
              (d)(15)(i) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(6)(r) Portfolio Management Agreement, dated December 1, 2005, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Salomon Brothers Asset Management Inc, filed on April 27, 2006 as Exhibit (d)(13) to Registrant's Post-Effective Amendment No. 17, is incorporated by reference.


(6)(r)(i) First Amendment to Portfolio Management Agreement, dated September 30, 2006, to the Portfolio Management Agreement dated December 1, 2005, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Salomon Brothers Asset Management Inc (ClearBridge Advisors, LLC is the successor as of 10-1-06), filed on December 27, 2006 as Exhibit (d)(16)(i) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(6)(r)(ii) Amended Schedule A to the Portfolio Management Agreement dated December 1, 2005, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Salomon Brothers Asset Management Inc, filed on April 27, 2007 as exibit (d)(18)(ii) to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.


(6)(s) Subadvisory Agreement, dated February 23, 2007, between Allianz Life Advisers, LLC and Schroder Investment Management North America Inc, filed on April 27, 2007 as exibit (d)(19) to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.


(6)(t)        Subadvisory Agreement, dated June 13, 2007, between Allianz
              Life Advisers, LLC and Turner Investment Partners, Inc., filed on June 22, 207 as Exhibit (6)(t) to the Registrant's N-14 Registration Statement (File No. 333-143982), is incorporated by reference.


(6)(u) Subadvisory Agreement, dated May 1, 2006, between Allianz Life Advisers, LLC and Van Kampen Asset Management, filed on April 27, 2006 as Exhibit (d)(19) to Registrant's Post-Effective Amendment No. 17, is incorporated by reference.


(7)(a) Distribution Agreement, dated December 15, 2005, between USAllianz Variable Insurance Products Trust and BISYS Fund Services Limited Partnership, filed on December 27, 2006 as Exhibit (e)(1) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(7)(a)(i) Amended Schedule A, dated May 1, 2007, to the Distribution Agreement, dated December 15, 2005, between USAllianz Variable Insurance Products Trust and BISYS Fund Services Limited Partnership, filed on April 27, 2007 as exibit (e)(1)(i)to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.


(7)(a)(ii) Amended Exhibit A, dated May 1, 2007, to the Schedule B Distribution Plan of the Distribution Agreement, dated December 15, 2005, between USAllianz Variable Insurance Products Trust and BISYS Fund Services Limited Partnership, filed on April 27, 2007 as exibit (e)(1)(ii) to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.


(7)(b) Distribution Services Agreement, dated December 15, 2005, between USAllianz Advisers, LLC and BISYS Fund Services Limited Partnership, filed on December 27, 2006 as Exhibit (e)(2) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(7)(c) Participation Agreement Amended and Restated, dated December 2, 2004, between USAllianz Variable Insurance Products Trust, Allianz Life Insurance Company of North America, and BISYS Fund Services Limited Partnership, filed on December 27, 2006 as Exhibit (e)(3) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(7)(c)(i) Amendment to Schedule A dated May 1, 2007, to the Participation Agreement dated December 2, 2004, between USAllianz Variable Insurance Products Trust, Allianz Life Insurance Company of North America, and BISYS Fund Services Limited Partnership, filed on April 27, 2007 as exibit (e)(3)(i) to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.


(7)(d) Participation Agreement Amended and Restated, dated December 2, 2004, between USAllianz Variable Insurance Products Trust, Allianz Life Insurance Company of New York, and BISYS Fund Services Limited Partnership, filed on December 27, 2006 as Exhibit (e)(4) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(7)(d)(i) Amendment to Schedule A dated May 1, 2007, to the Participation Agreement dated December 2, 2004, between USAllianz Variable Insurance Products Trust, Allianz Life Insurance Company of New York, and BISYS Fund Services Limited Partnership, filed on April 27, 2007 as exibit (e)(4)(i) to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.

(8)           Not applicable.

(9) Custody Agreement Amended and Restated, dated May 31, 2001, between USAllianz Variable Insurance Products Trust and The Northern Trust Company, filed on December 27, 2006 as Exhibit (g) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.

(10)(a) Rule 12b-1 Plan of Distribution, filed on October 26, 1999 as Exhibit (m) to Registrant's Pre-Effective Amendment No. 2, is incorporated by reference.


(10)(b) Rule 18f-3 Multiple Class Plan, dated February 23, 2007 for the Allianz Variable Insurance Products Trust, filed on April 27, 2007 as exibit (n) to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.


(11)* Opinion and consent of Dorsey & Whitney LLP with respect to the legality of the securities being registered.

(12)* Form of Tax Opinion of Dorsey & Whitney LLP with respect to tax matters.


(13)(a) Amended and Restated Services Agreement, dated November 1, 2006 between Allianz Variable Insurance Products Trust and BISYS Fund Services Ohio, Inc., filed on December 27, 2006 as Exhibit (h)(1) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(13)(a)(i) Amended Schedule A, dated May 1, 2007 to the Amended and Restated Services Agreement, dated November 1, 2006, between Allianz Variable Insurance Products Trust and BISYS Fund Services Ohio, Inc., filed on April 27, 2007 as exhibit (h)(1)(i) to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.


(13)(b) Administrative Services Agreement, dated November 1, 2006, by and among Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Life Advisers LLC, filed on December 27, 2006 as Exhibit (h)(2) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(13)(c) Chief Compliance Officer Agreement, dated November 1, 2006, by and among Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Life Advisers LLC, filed on December 27, 2006 as Exhibit (h)(3) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(13)(d) Compliance Services Agreement, dated November 1, 2006, by and among Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Life Advisers LLC, filed on December 27, 2006 as Exhibit (h)(4) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(13)(e) Amended Expense Limitation Agreement, dated May 1, 2007 between Allianz Life Advisers LLC and Allianz Variable Insurance Products Trust, filed on April 27, 2007 as exhibit (h)(5) to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.


(13)(f) Securities Lending Authorization Agreement, dated August 4, 2003, between USAllianz Variable Insurance Products Trust and The Northern Trust Company, filed on April 28, 2004 as Exhibit (h)(7) to Registrant's Post-Effective Amendment No. 13, is incorporated by reference.


(13)(f)(i) Amended Schedule C, dated January 1, 2006, to the Securities Lending Authorization Agreement, dated August 4, 2003, between USAllianz Variable Insurance Products Trust and The Northern Trust Company, filed on December 27, 2006 as Exhibit (h)(6)(i) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(13)(f)(ii) List of Lending Funds dated April 18, 2007 to Securities Lending Authorization Agreement, dated August 4, 2003, between USAllianz Variable Insurance Products Trust and The Northern Trust Company, filed on April 27, 2007 as exhibit (h)(6)(ii) to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.


(13)(g) Securities Lending Authorization Agreement, dated December 16, 2004, between Dresdner Bank AG, New York Branch and USAllianz Variable Insurance Products Trust, , filed on April 29, 2005 as Exhibit (h)(8) to Registrant's Post-Effective Amendment No. 15, is incorporated by reference.


(13)(g)(i) Exhibit A dated March 27, 2007 to the Securities Lending Authorization Agreement, dated December 16, 2004, between Dresdner Bank AG, New York Branch and USAllianz Variable Insurance Products Trust, filed on April 27, 2007 as exhibit (h)(7)(i) to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.


(13)(h) Brokerage Transaction Agreement dated February 6, 2003 between Lynch, Jone & Ryan Inc., and USAllianz Investor Services, filed on December 27, 2006 as Exhibit (h)(8) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(14)* Consent of KPMG LLP with respect to financial statements of the Registrant.


(15)          Not applicable.


(16)*         Powers of attorney.


(17)(a)*      Form of contract holder voting instructions.


(17)(b) Prospectus of the acquiring funds dated May 1, 2007 for shares of the Allianz Variable Insurance Products trust, filed on June 22, 207 as Exhibit (17)(b) to the Registrant's N-14 Registration Statement (File No. 333-143982), is incorporated by reference.


(17)(c) Prospectus of the acquired funds dated May 1, 2007 for shares of the Allianz Variable Insurance Products trust, filed on April 27, 2007 as part of Registrants Post Effective Amendment No. 23, is incorporated by reference.


(17)(d) Annual reports of the acquired funds, as of December 31, 2006, for the Allianz Variable Insurance Products trust, filed by Registrant on March 12, 2007 under form N-CSR, are incorporated by reference.


(17)(e)*      Telephone Voting Instructions.


________________________________________

     *filed herewith




ITEM 17.  UNDERTAKINGS.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of a ruling of the Internal Revenue Service supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion or ruling.




                             SIGNATURES

         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of Golden Valley, and the state of Minnesota on the 1st day of August, 2007.

                                          ALLIANZ VARIABLE INSURANCE
                                          PRODUCTS TRUST

                                          By:  /s/ Jeffrey Kletti
                                          ------------------------------------
                                          Jeffrey Kletti, President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Allianz Variable Insurance Products Trust has been signed below by the following persons in the capacities indicated on August 1, 2007.


SIGNATURE                                     TITLE
----------                                    -----


/s/ Peter R. Burnim*                          Trustee
---------------------------
Peter R. Burnim

/s/ Peggy L. Ettestad*                        Trustee
---------------------------
Peggy L. Ettestad

/s/ Roger A. Gelfenbien*                      Trustee
---------------------------
Roger A. Gelfenbien

/s/ Dickson W. Lewis*                         Trustee
---------------------------
Dickson W. Lewis

/s/ Claire R. Leonardi*                       Trustee
---------------------------
Claire R. Leonardi

/s/ Peter W. McClean*                         Trustee
---------------------------
Peter W. McClean

/s/ Arthur C. Reeds III*                      Trustee
---------------------------
Arthur C. Reeds III

/s/ Troy Sheets                               Treasurer (principal financial and
---------------------------                   accounting officer)
Troy Sheets


By:   /s/ Jeffrey W. Kletti
      ---------------------------
      Jeffrey Kletti, President and Trustee

         *Pursuant to powers of attorney filed as Exhibit (16) to this Registration Statement




                                    EXHIBITS

                                       TO

                                    FORM N-14

                     ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST


                                INDEX TO EXHIBITS


EXHIBIT

EX-99.11   Opinion and Consent - Legality
EX-99.12   Form of Tax Opinion
EX-99.14   Consent of Independent Registered Public Accounting Firm
EX-99.16   Power of Attorney
EX-99.17a  Form of Contract Owner Voting Instructions
EX-99.17e  Telephone Voting Instructions